UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2720

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income Fund	5.87%	5.68%	5.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Michigan Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Spartan Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® Michigan Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Michigan Municipal Income Fund returned 5.87% during the 12-month period, outpacing the LipperSM Michigan Municipal Debt Funds Average, which returned 4.09%, and the 5.48% return of the Lehman Brothers Michigan Municipal Bond Index. The fund's outperformance stemmed from a variety of strategies, including how its holdings were invested in bonds of various maturities at different points throughout the year. Security and sector selection also helped, particularly in the health care sector. The fund was overweighted in hospital bonds, which generally performed well during the year. It also held a number of strong-performing individual holdings in that sector and avoided those that experienced severe credit problems. An emphasis on essential services bonds - meaning those issued by providers of electricity, water and sewer services - also helped. Their stable revenues helped them outperform tax-backed bonds during the period. The fund also benefited from its underweighting in state-issued bonds, which came under pressure due to weakening fiscal health and a credit downgrade. Modestly detracting was a relatively small stake - compared to the Michigan muni market overall - in bonds that were prerefunded during the period, a process whereby the bonds typically emerge with higher credit ratings and prices.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.4	42.1
Escrowed/Pre-Refunded	13.6	15.6
Water & Sewer	11.5	11.5
Health Care	10.2	9.7
Electric Utilities	5.0	5.8
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	12.7	12.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	7.1	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 75.8%	AAA 83.6%
AA,A 22.0%	AA,A 14.2%
BBB 0.9%	BBB 1.0%
Not Rated 0.0%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Michigan Municipal Income Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value (Note 1)
Michigan - 98.2%
Anchor Bay School District 2000 School Bldg. & Site:
Series II, 5.7% 5/1/25 (Pre-Refunded to 5/1/10 @ 100) (d)	$ 1,250,000	$ 1,463,300
Series III, 5.25% 5/1/31	9,300,000	9,688,647
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,187,000	4,322,305
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,072,916
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,299,852
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,241,400
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,194,566
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,120,000	1,241,274
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,210,055
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,229,530
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	2,009,615
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,114,088
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,128,870
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,317,603
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,210,900
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,103,220
5.5% 5/1/17	1,125,000	1,262,261
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,347,046
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,296,958
5.5% 5/1/18	1,220,000	1,368,706
5.5% 5/1/19	1,245,000	1,386,880
5.5% 5/1/20	1,245,000	1,379,049
5.5% 5/1/21	1,250,000	1,381,763
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,229,514
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	1,000,000	1,092,000
Detroit City School District:
Series 2003 B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,457,575
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/18 (FGIC Insured)	$ 2,000,000	$ 2,235,460
5.5% 5/1/18 (FSA Insured)	1,000,000	1,118,220
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,468,960
5% 9/30/11 (MBIA Insured)	3,000,000	3,350,370
5% 9/30/12 (MBIA Insured)	3,000,000	3,329,820
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,500,000	5,090,220
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,597,153
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,178,020
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,939,182
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,665,705
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,380,675
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	11,248,600
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,397,920
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,243,357
5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (d)	10,000,000	11,736,300
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,325,000	6,607,538
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	4,138,675
5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	5,000,000	5,902,450
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,641,812
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,721,700
6.5% 7/1/15 (FGIC Insured)	6,000,000	7,495,320
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,098,575
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,145,000	1,208,376
5.375% 5/1/19	1,000,000	1,085,270
East China School District 5.5% 5/1/17	1,775,000	1,984,077
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
East Grand Rapids Pub. School District 5.5% 5/1/17	$ 1,690,000	$ 1,883,590
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,442,118
5.625% 6/1/30 (FGIC Insured)	1,250,000	1,351,125
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	452,807
Ferndale Gen. Oblig. 4.5% 4/1/11 (FGIC Insured)	1,335,000	1,452,694
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,341,504
5.5% 5/1/21	1,200,000	1,317,048
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,142,570
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,429,598
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,326,740
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,543,200
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	914,023
5% 5/1/10	1,350,000	1,514,201
5% 5/1/11	2,250,000	2,525,130
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,179,350
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,022,175
0% 5/1/11 (FGIC Insured)	5,830,000	4,495,688
0% 5/1/12 (FGIC Insured)	1,420,000	1,033,036
5.25% 5/1/16	2,450,000	2,733,612
5.5% 5/1/18	2,525,000	2,807,926
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,313,276
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,297,499
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,492,899
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,606,098
5.375% 1/15/12	2,505,000	2,687,865
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,112,610
5.375% 5/1/20	1,000,000	1,098,470
Lake Orion Cmnty. School District:
Series A, 5.85% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (d)	3,840,000	4,528,474
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Lake Orion Cmnty. School District: - continued
5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,150,000	$ 1,209,421
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,175,540
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,880,080
Lansing Swr. Disp. Sys. Rev.:
5% 5/1/10 (FGIC Insured)	1,855,000	2,082,905
5% 5/1/11 (FGIC Insured)	1,050,000	1,181,313
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,167,653
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,164,493
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	7,000,000	7,875,350
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	2,750,000	3,009,518
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,425,340
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,124,420
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,679,273
5.25% 5/15/16 (FSA Insured)	3,850,000	4,264,838
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,420,960
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,398,575
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,187,620
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	17,145,000	20,337,558
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,662,326
(Crittenton Hosp. Proj.) Series A:
5.25% 3/1/14	6,520,000	6,647,010
5.5% 3/1/13	455,000	492,305
5.5% 3/1/14	1,300,000	1,397,305
5.5% 3/1/15	1,985,000	2,110,611
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	1,015,000	1,064,268
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,117,170
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,159,160
Series A, 6% 11/15/19	1,945,000	2,061,447
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	$ 9,250,000	$ 9,422,328
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,591,650
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,372,246
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,539,817
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,258,696
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,400,507
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,658,600
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,212,900
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,241,650
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	2,008,344
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	638,360
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,467,704
5.625% 11/15/31	4,500,000	4,584,375
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,650,232
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	4,150,000	4,235,781
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series A, 5.15% 12/1/26 (AMBAC Insured) (c)	150,000	150,422
Series C, 5.95% 12/1/14	745,000	755,780
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/06 (FGIC Insured)	5,000,000	4,700,400
0% 12/1/07 (FGIC Insured)	5,340,000	4,837,186
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,016,140
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,757,843
0% 6/15/13 (FSA Insured)	3,850,000	2,658,810
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	917,170
7.5% 11/1/09 (AMBAC Insured)	45,000	45,198
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
Series C:
5% 5/1/10	$ 5,500,000	$ 6,158,845
5% 5/1/11	2,000,000	2,243,160
5% 10/1/23	5,000,000	5,165,100
5.375% 10/1/19	1,950,000	2,154,087
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,251,820
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(c)	3,000,000	3,041,100
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,060,050
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,455,100
Series BB:
7% 7/15/08 (MBIA Insured)	2,000,000	2,374,620
7% 5/1/21 (AMBAC Insured)	8,500,000	11,123,270
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,000,000	2,080,960
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,747,801
5.5% 11/1/16	3,000,000	3,483,300
5.25% 10/1/16 (FSA Insured)	3,000,000	3,335,760
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,708,822
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,126,997
5.5% 5/1/17	1,005,000	1,123,379
5.5% 5/1/19	1,090,000	1,206,695
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,519,416
Mount Clemens Cmnty. School District:
0% 5/1/17 (Pre-Refunded to 5/1/07 @ 50.5287) (d)	5,000,000	2,347,200
5.5% 5/1/16	1,000,000	1,128,640
Muskegon County Wastewtr. Mgmt. Sys. #1 5% 7/1/06 (FSA Insured) (c)	1,000,000	1,075,430
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,312,422
5.625% 11/1/30 (MBIA Insured)	1,500,000	1,614,420
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,818,725
0% 5/1/13 (MBIA Insured)	1,700,000	1,179,647
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	$ 1,515,000	$ 1,615,399
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,296,595
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	2,175,000	2,386,628
5.5% 5/1/11 (FGIC Insured)	2,350,000	2,578,655
5.5% 5/1/14 (FGIC Insured)	3,075,000	3,374,198
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,138,750
5.5% 5/1/16	1,000,000	1,133,900
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,749,021
5.25% 5/1/16	1,175,000	1,309,455
5.25% 5/1/17	2,125,000	2,352,970
5.25% 5/1/18	2,175,000	2,391,217
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,298,809
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	8,158,629
Rochester Cmnty. School District Series II, 5.5% 5/1/16	1,125,000	1,261,564
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	3,610,000	3,447,947
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,080,960
5.5% 1/1/14	4,000,000	4,175,640
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,188,146
South Haven Pub. Schools:
5% 5/1/20 (FSA Insured)	1,450,000	1,533,361
5% 5/1/21 (FSA Insured)	1,450,000	1,523,080
5% 5/1/22 (FSA Insured)	1,350,000	1,408,563
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,119,220
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,558,936
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,135,987
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,127,551
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,120,018
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools Series A: - continued
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,116,686
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,992,267
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,400,000	1,508,682
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,267,660
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,825,671
5% 10/1/23 (MBIA Insured)	1,920,000	1,998,624
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,333,438
Utica Cmnty. Schools:
5.25% 5/1/15	725,000	818,670
5.375% 5/1/16	2,250,000	2,543,760
5.5% 5/1/17	1,000,000	1,134,420
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,617,148
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	1,000,000	1,152,830
5.75% 5/1/16 (FGIC Insured)	1,000,000	1,147,870
Wayne Charter County Arpt. Rev. (Detroit Metro. Wayne County Arpt. Proj.):
Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,692,300
Series C, 5.25% 12/1/13 (MBIA Insured)	2,000,000	2,045,980
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	945,804
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Series 2001, 5.25% 1/1/09 (MBIA Insured)	1,200,000	1,351,092
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,131,550
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,827,833
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (FSA Insured)	1,875,000	2,073,038
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,152,281
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,896,613
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,845,300
		551,099,054
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	$ 2,500,000	$ 2,610,400
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	290,000	291,772
		2,902,172
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $516,553,613)	554,001,226
NET OTHER ASSETS - 1.3%	7,393,014
NET ASSETS - 100%	$ 561,394,240
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.4%
Escrowed/Pre-Refunded	13.6
Water & Sewer	11.5
Health Care	10.2
Electric Utilities	5.0
Others* (individually less than 5%)	14.3
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $130,168,817 and $146,641,231, respectively.
Income Tax Information
The fund hereby designates approximately $7,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended December 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 2.21% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $516,553,613) - See accompanying schedule		$ 554,001,226
Cash		4,260,314
Receivable for fund shares sold		1,337,005
Interest receivable		6,181,561
Prepaid expenses		3,417
Other receivables		3,458
Total assets		565,786,981

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,152,730
Payable for fund shares redeemed	395,837
Distributions payable	587,232
Accrued management fee	175,580
Other affiliated payables	48,228
Other payables and accrued expenses	33,134
Total liabilities		4,392,741

Net Assets		$ 561,394,240
Net Assets consist of:
Paid in capital		$ 523,925,440
Undistributed net investment income		429,486
Accumulated undistributed net realized gain (loss) on investments		(408,299)
Net unrealized appreciation (depreciation) on investments		37,447,613
Net Assets, for 45,952,744 shares outstanding		$ 561,394,240
Net Asset Value, offering price and redemption price per share ($561,394,240 ÷ 45,952,744 shares)		$ 12.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 26,987,065

Expenses
Management fee	$ 2,174,246
Transfer agent fees	434,644
Accounting fees and expenses	170,600
Non-interested trustees' compensation	3,184
Custodian fees and expenses	9,754
Registration fees	20,469
Audit	53,194
Legal	6,086
Miscellaneous	1,379
Total expenses before reductions	2,873,556
Expense reductions	(79,012)	2,794,544
Net investment income (loss)		24,192,521
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,782,541
Swap agreements	(310,149)
Total net realized gain (loss)		9,472,392
Change in net unrealized appreciation (depreciation) on investment securities		(1,715,675)
Net gain (loss)		7,756,717
Net increase (decrease) in net assets resulting from operations		$ 31,949,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,192,521	$ 24,393,366
Net realized gain (loss)	9,472,392	4,397,145
Change in net unrealized appreciation (depreciation)	(1,715,675)	21,665,043
Net increase (decrease) in net assets resulting from operations	31,949,238	50,455,554
Distributions to shareholders from net investment income	(24,202,901)	(24,298,896)
Share transactions Net proceeds from sales of shares	83,885,105	118,270,456
Reinvestment of distributions	16,889,514	16,612,108
Cost of shares redeemed	(119,376,217)	(94,336,208)
Net increase (decrease) in net assets resulting from share transactions	(18,601,598)	40,546,356
Redemption fees	7,727	5,187
Total increase (decrease) in net assets	(10,847,534)	66,708,201

Net Assets
Beginning of period	572,241,774	505,533,573
End of period (including undistributed net investment income of $429,486 and undistributed net investment income of $175,019, respectively)	$ 561,394,240	$ 572,241,774
Other Information Shares
Sold	6,902,116	10,028,699
Issued in reinvestment of distributions	1,391,625	1,405,928
Redeemed	(9,851,451)	(8,004,894)
Net increase (decrease)	(1,557,710)	3,429,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.47	$ 11.48	$ 10.87	$ 11.72
Income from Investment Operations
Net investment income (loss)	.513 B	.532 B	.552 B, D	.570 B	.551
Net realized and unrealized gain (loss)	.180	.568	(.010) D	.610	(.850)
Total from investment operations	.693	1.100	.542	1.180	(.299)
Distributions from net investment income	(.513)	(.530)	(.552)	(.570)	(.551)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Total Return A	5.87%	9.78%	4.77%	11.19%	(2.63)%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.51%	.52%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.49%	.48%	.44%	.45%	.52%
Net investment income (loss)	4.22%	4.51%	4.76% D	5.17%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,394	$ 572,242	$ 505,534	$ 458,910	$ 425,130
Portfolio turnover rate	23%	17%	19%	18%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/03	% of fund's investments 6/30/03	% of fund's investments 12/31/02
0 - 30	81.2	89.3	84.5
31 - 90	1.9	4.2	3.7
91 - 180	2.6	4.9	2.3
181 - 397	14.3	1.6	9.5
Weighted Average Maturity
	12/31/03	6/30/03	12/31/02
Fidelity Michigan Municipal Money Market Fund	44 Days	19 Days	34 Days
All Tax-Free Money Market Funds Average*	45 Days	44 Days	40 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
Variable Rate Demand Notes (VRDNs) 79.5%	Variable Rate Demand Notes (VRDNs) 84.3%
Commercial Paper (including CP Mode) 3.3%	Commercial Paper (including CP Mode) 1.0%
Tender Bonds 7.5%	Tender Bonds 3.3%
Municipal Notes 3.8%	Municipal Notes 2.5%
Fidelity Municipal Cash Central Fund 0.7%	Fidelity Municipal Cash Central Fund 2.3%
Other Investments 4.7%	Other Investments 5.4%
Net Other Assets 0.5%	Net Other Assets 1.2%

Current and Historical Seven-Day Yields

	12/29/03	9/29/03	6/30/03	3/31/03	12/30/02
Fidelity Michigan Municipal Money Market Fund	0.68%	0.58%	0.56%	0.71%	1.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value (Note 1)
Michigan - 97.9%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,165,000	$ 5,165,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.31%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,675,000	7,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.33%, LOC Northern Trust Co., Chicago, VRDN (a)	5,305,000	5,305,000
Detroit City School District Participating VRDN:
ROC II R1033, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,700,000	3,700,000
Series PT 1805, 1.3% (Liquidity Facility WestLB AG) (a)(e)	1,095,000	1,095,000
Series Putters 326, 1.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,090,000	5,090,000
Series ROC II R4004, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,790,000	5,790,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,500,000	2,500,000
Detroit Swr. Disp. Rev.:
Bonds:
Series 2001 E, 1.05%, tender 9/2/04 (FGIC Insured) (a)	10,000,000	10,000,000
Series 2003 A, 3% 7/1/04 (FSA Insured)	16,560,000	16,724,932
Participating VRDN:
Series 2002 G, 1.31% (Liquidity Facility Bank of America NA) (a)(e)	8,520,000	8,520,000
Series Merlots 00 I, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,300,000	9,300,000
Series Merlots 01 A103, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,020,000	10,020,000
Series Merlots 01 A112, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,135,000	5,135,000
Series Merlots B41, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,265,000	2,265,000
Series PA 1183, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Series SGB 47, 1.3% (Liquidity Facility Societe Generale) (a)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,495,000	8,495,000
Participating VRDN:
Series Merlots 00 D, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Participating VRDN:
Series MS 782, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	$ 4,000,000	$ 4,000,000
Series PA 1151, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,800,000	5,800,000
Series Putters 200, 1.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,370,000	5,370,000
Series SG 64, 1.28% (Liquidity Facility Societe Generale) (a)(e)	3,500,000	3,500,000
Series SGB 6, 1.3% (Liquidity Facility Societe Generale) (a)(e)	7,570,000	7,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.3% (Liquidity Facility Citibank NA, New York) (a)(e)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 1.17% (Liquidity Facility Societe Generale) (a)(e)	6,000,000	6,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 1.25%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,500,000	2,500,000
Jackson Pub. Schools RAN 2% 5/21/04, LOC Comerica Bank, Detroit	1,050,000	1,053,937
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.3% (Liquidity Facility Citibank NA, New York) (a)(e)	3,195,000	3,195,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series I, 5% 10/15/04	2,535,000	2,612,261
Series MS 886, 1.25%, tender 12/16/04 (Liquidity Facility Morgan Stanley) (a)(e)	1,700,000	1,700,000
Participating VRDN:
Series AAB 02 35, 1.19% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	5,600,000	5,600,000
Series AAB 03 35, 1.28% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	5,900,000	5,900,000
Series EGL 01 2202, 1.3% (Liquidity Facility Citibank NA, New York) (a)(e)	3,000,000	3,000,000
Series MS 00 481X, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	9,670,000	9,670,000
Series PT 1938, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,550,000	5,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series PT 2051, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,215,000	$ 4,215,000
Series ROC II R2064, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,765,000	2,765,000
Series ROC II R4057, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,220,000	2,220,000
Series 4, 1.05% 2/12/04, LOC Bank of New York NA, LOC State Street Bank & Trust Co., Boston, CP	10,000,000	10,000,000
Michigan Gen. Oblig.:
Bonds Series 2003 D:
1% tender 5/4/04, CP mode	2,000,000	2,000,000
1.03% tender 5/4/04, CP mode	3,250,000	3,250,000
Participating VRDN Series Putters 125, 1.29% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	9,225,000	9,225,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,420,000	7,420,000
1.15% (AMBAC Insured), VRDN (a)(d)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B1, 5.05%, tender 11/15/04 (a)	6,000,000	6,201,050
(Health Care Equip. Ln. Prog.):
Series 2003 C, 1.29%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,600,000	11,600,000
Series B, 1.29%, LOC Standard Fed. Bank, VRDN (a)	6,000,000	6,000,000
(Holland Cmnty. Hosp. Proj.) 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,750,000	3,750,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	5,900,000	5,900,000
Series C, 1.29%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,900,000	5,900,000
Michigan Hosp. Fin. Auth. Rev.:
Series 2002 B, 1.29%, LOC Standard Fed. Bank, VRDN (a)	2,300,000	2,300,000
Series B, 1.29%, LOC Standard Fed. Bank, VRDN (a)	5,200,000	5,200,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A:
0.95% tender 1/5/04, LOC Landesbank Hessen-Thuringen, CP mode (d)	2,800,000	2,800,000
1.01% tender 2/3/04, LOC Landesbank Hessen-Thuringen, CP mode (d)	1,000,000	1,000,000
(Hunt Club Apts. Proj.) 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds:
Series 2003 A, 1.08%, tender 6/1/04 (a)(d)	$ 5,700,000	$ 5,700,000
Series 2003 C, 1.22%, tender 11/24/04 (FSA Insured) (a)(d)	3,000,000	3,000,000
Participating VRDN Series PT 01 556, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	3,630,000	3,630,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 1.3% (Liquidity Facility Citibank NA, New York) (a)(e)	9,500,000	9,500,000
Series MS 718, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	12,994,000	12,994,000
Series MSTC 02 204, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,395,000	10,395,000
RAN:
Series 2003 B1, 2% 8/20/04	8,845,000	8,900,097
Series 2003 B2, 2% 8/23/04, LOC JPMorgan Chase Bank	12,115,000	12,188,852
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PT 1769, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,210,000	3,210,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	2,000,000	2,000,000
(BC&C Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 1.4%, LOC Bank One NA, VRDN (a)(d)	3,400,000	3,400,000
(Biewer of Lansing LLC Proj.) Series 1999, 1.45%, LOC Standard Fed. Bank, VRDN (a)(d)	1,430,000	1,430,000
(Bosal Ind. Proj.) Series 1998, 1.2%, LOC Bank of New York NA, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,000,000	2,000,000
(Conti Properties LLC Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,740,000	2,740,000
(Creative Foam Corp. Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,200,000	1,200,000
(Doss Ind. Dev. Co. Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Fintex LLC Proj.) Series 2000, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	$ 2,330,000	$ 2,330,000
(Future Fence Co. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,500,000	2,500,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (a)(d)	1,910,000	1,910,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,250,000	2,250,000
(John H. Dekker & Sons Proj.) Series 1998, 1.43%, LOC Standard Fed. Bank, VRDN (a)(d)	1,200,000	1,200,000
(K&M Engineering, Inc. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,860,000	1,860,000
(LPB LLC Proj.) 1.4%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,100,000	3,100,000
(Majestic Ind., Inc. Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,535,000	2,535,000
(Mans Proj.) Series 1998, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,260,000	2,260,000
(Mid-American Products, Inc. Proj.) Series 1998 1.44%, LOC Standard Fed. Bank, VRDN (a)(d)	2,145,000	2,145,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,470,000	2,470,000
(Pioneer Laboratories, Inc. Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
(Republic Svcs., Inc. Proj.) 1.4%, LOC Bank of America NA, VRDN (a)(d)	11,485,000	11,485,000
(S&S LLC Proj.) Series 2000, 1.48%, LOC Standard Fed. Bank, VRDN (a)(d)	3,400,000	3,400,000
(TEI Invts. LLC Proj.) Series 1997, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 1.45%, LOC Nat'l. City Bank, VRDN (a)(d)	2,480,000	2,480,000
(Templeton Properties LLC Proj.) Series 2000, 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,800,000	1,800,000
(The Monarch Press, Inc. Proj.) Series 2000, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,940,000	1,940,000
(The Spiratex Co. Proj.) Series 1994, 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,200,000	1,200,000
(Trilan LLC Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,700,000	3,700,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 1.55%, LOC Bank One NA, Chicago, VRDN (a)(d)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Vent-Rite Valve Corp. Proj.) 1.3%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 920,000	$ 920,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,550,000	3,550,000
(Whitehall Products LLC Proj.) Series 2000, 1.35%, LOC Lasalle Bank NA, VRDN (a)(d)	2,515,000	2,515,000
(Windcrest Properties LLC Proj.) 1.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	4,600,000	4,600,000
(YMCA Metro. Detroit Proj.) Series 2001, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	13,000,000	13,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (a)	2,600,000	2,600,000
1.75%, VRDN (a)	2,700,000	2,700,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,100,000	1,100,000
Michigan Trunk Line Bonds 4% 10/1/04	5,000,000	5,106,869
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.4%, LOC Bank One NA, Chicago, VRDN (a)(d)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	8,895,000	8,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.33%, LOC Bank One NA, Chicago, VRDN (a)	12,865,000	12,865,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 1.35%, LOC Comerica Bank, Detroit, VRDN (a)(d)	2,400,000	2,400,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,730,000	7,730,000
Washtenaw Cmnty. College Bonds 2% 4/1/04	2,120,000	2,125,647
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	7,465,000	7,465,000
Series MS 98 67, 1.29% (Liquidity Facility Morgan Stanley) (a)(e)	11,895,000	11,895,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,700,000	$ 5,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC 4515, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,915,000	3,915,000
Woodhaven-Brownstown School District County of Wayne Bonds 4.5% 5/1/04 (Michigan Gen. Oblig. Guaranteed)	1,180,000	1,193,609
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 1.33%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,345,000	3,345,000
		575,591,254
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)(e)	5,500,000	5,500,000
	Shares
Other - 0.7%
Fidelity Municipal Cash Central Fund, 1.3% (b)(c)	4,193,500	4,193,500
TOTAL INVESTMENT PORTFOLIO - 99.5%		585,284,754
NET OTHER ASSETS - 0.5%		3,007,684
NET ASSETS - 100%		$ 588,292,438
Total Cost for Income Tax Purposes $ 585,284,754
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,390,000 or 3.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Detroit Wtr. Supply Sys. Rev. Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	4/2/03 - 7/17/03	$ 8,495,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	12/28/00 - 3/4/02	$ 8,895,000
Income Tax Information
The fund hereby designates approximately $81,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended December 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 34.78% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 585,284,754
Cash		3,144,049
Receivable for fund shares sold		6,768,112
Interest receivable		1,831,296
Prepaid expenses		3,492
Other receivables		744
Total assets		597,032,447

Liabilities
Payable for fund shares redeemed	$ 8,423,655
Distributions payable	28,234
Accrued management fee	185,071
Other affiliated payables	78,266
Other payables and accrued expenses	24,783
Total liabilities		8,740,009

Net Assets		$ 588,292,438
Net Assets consist of:
Paid in capital		$ 588,148,277
Accumulated net realized gain (loss) on investments		144,161
Net Assets, for 587,913,984 shares outstanding		$ 588,292,438
Net Asset Value, offering price and redemption price per share ($588,292,438 ÷ 587,913,984 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 6,756,715

Expenses
Management fee	$ 2,219,966
Transfer agent fees	836,095
Accounting fees and expenses	102,666
Non-interested trustees' compensation	2,880
Custodian fees and expenses	9,706
Registration fees	28,377
Audit	42,235
Legal	7,677
Miscellaneous	1,286
Total expenses before reductions	3,250,888
Expense reductions	(59,527)	3,191,361
Net investment income		3,565,354
Net realized gain (loss) on investment securities		144,635
Net increase in net assets resulting from operations		$ 3,709,989

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,565,354	$ 5,555,106
Net realized gain (loss)	144,635	144,397
Net increase (decrease) in net assets resulting from operations	3,709,989	5,699,503
Distributions to shareholders from net investment income	(3,565,354)	(5,555,106)
Distributions to shareholders from net realized gain	(115,393)	-
Total distributions	(3,680,747)	(5,555,106)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,271,889,015	1,087,578,173
Reinvestment of distributions	3,578,138	5,440,926
Cost of shares redeemed	(1,255,965,674)	(1,066,418,797)
Net increase (decrease) in net assets and shares resulting from share transactions	19,501,479	26,600,302
Total increase (decrease) in net assets	19,530,721	26,744,699

Net Assets
Beginning of period	568,761,717	542,017,018
End of period	$ 588,292,438	$ 568,761,717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.023	.036	.028
Net realized and unrealized gain (loss)	- C	-	-	-	-
Total from investment operations	.006	.010	.023	.036	.028
Distributions from net investment income	(.006)	(.010)	(.023)	(.036)	(.028)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.006)	(.010)	(.023)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.63%	1.03%	2.35%	3.69%	2.82%
Ratios to Average Net Assets B
Expenses before expense reductions	.56%	.56%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.56%	.56%	.56%	.57%	.58%
Expenses net of all reductions	.55%	.52%	.52%	.57%	.58%
Net investment income	.61%	1.02%	2.32%	3.63%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 588,292	$ 568,762	$ 542,017	$ 507,223	$ 444,679

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 37,348,661	|
Unrealized depreciation	(267,580)
Net unrealized appreciation (depreciation)	37,081,081
Cost for federal income tax purposes	$ 516,920,145

The tax character of distributions paid for the income fund was as follows:

	December 31, 2003	December 31, 3002

Tax-exempt Income	$ 24,202,901	$ 24,298,896

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Annual Report

Delayed Delivery Transactions and When-Issued Securities - continued

outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%
Michigan Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 186,764

Annual Report

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Michigan Municipal Income Fund	$ 9,754	$ 69,258
Fidelity Michigan Municipal Money Market Fund	9,378	50,149

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Michigan Municipal Money Market (2001) and Spartan Michigan Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Municipal Trust (1987) and Fidelity Municipal Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Michigan Municipal Money Market (2000) and Spartan Michigan Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Michigan Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Michigan Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of Michigan Municipal Money Market (1990) and Spartan Michigan Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Michigan Municipal Money Market and Spartan Michigan Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MIR-UANN-0204
1.787737.100

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® OH Municipal Income Fund	5.72%	5.67%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Ohio Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Spartan Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® Ohio Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Ohio Municipal Income Fund returned 5.72% during the 12-month period, outpacing the LipperSM Ohio Municipal Debt Funds Average, which returned 4.57%. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index returned 5.96%. The fund's outperformance stemmed from a variety of strategies, including how its holdings were invested in bonds of various maturities at different points throughout the year. Security and sector selection also helped, particularly in the health care sector. The fund held a number of strong-performing hospital bonds and avoided those that experienced severe credit problems. The fund's emphasis on essential services bonds - issued by providers of electricity, water and sewer services - also helped. Their stable revenues helped them outperform tax-backed bonds during the period. The fund also benefited from its underweighting in state-issued bonds, which came under pressure due to challenges the state experienced in balancing its budget. Modestly detracting was a relatively small stake - compared to the Ohio muni market overall - in bonds that were prerefunded during the period, a process whereby the bonds typically emerge with higher credit ratings and prices.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	55.6	52.6
Education	11.0	10.8
Water & Sewer	8.6	7.8
Electric Utilities	6.7	7.7
Health Care	6.5	8.2
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	14.0	14.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	7.5	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 49.1%	AAA 47.6%
AA,A 44.9%	AA,A 45.3%
BBB 4.2%	BBB 3.7%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan Ohio Municipal Income Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value (Note 1)
Ohio - 97.8%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,102,780
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,505,838
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,190,760
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,450,000	1,588,461
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,429,072
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,700,386
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,383,875
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,443,388
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	2,049,825
Buckeye Valley Local School District Delaware County Series A:
5.25% 12/1/20 (MBIA Insured)	1,000,000	1,053,210
6.85% 12/1/15 (MBIA Insured)	2,500,000	3,146,000
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	2,038,546
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,679,818
Cincinnati City School District 5.25% 6/1/16 (FSA Insured)	1,500,000	1,670,655
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35 (b)	5,000,000	5,731,100
5.375% 12/1/20	2,000,000	2,176,980
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (d)	4,000,000	4,017,280
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,238,300
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (d)	1,500,000	1,659,510
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,480,283
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,216,200
Cleveland Pub. Pwr. Sys. Rev.:
(First Mtg. Prog.):
Series A:
0% 11/15/08 (MBIA Insured)	5,480,000	4,782,999
0% 11/15/10 (MBIA Insured)	2,685,000	2,127,352
0% 11/15/11 (MBIA Insured)	2,685,000	2,020,463
Sub Series 1, 5.125% 11/15/18 (MBIA Insured)	2,000,000	2,119,860
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev.: - continued
5.25% 11/15/14 (MBIA Insured)	$ 1,000,000	$ 1,107,900
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,678,319
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,836,267
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	49,200
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/08 (MBIA Insured)	4,000,000	3,511,280
0% 10/1/09 (MBIA Insured)	4,200,000	3,523,296
0% 10/1/11 (MBIA Insured)	2,400,000	1,827,816
0% 10/1/12 (MBIA Insured)	1,505,000	1,088,792
5.75% 12/1/11	4,350,000	5,082,323
5.75% 12/1/12	1,950,000	2,245,464
5.75% 12/1/13	2,210,000	2,574,562
5.75% 12/1/14	1,460,000	1,691,979
Delaware City School District:
0% 12/1/09 (FGIC Insured)	1,000,000	834,640
5.5% 12/1/08 (FGIC Insured)	1,400,000	1,513,554
Delaware County Gen. Oblig.:
6% 12/1/25	1,000,000	1,157,380
6.25% 12/1/20	1,250,000	1,486,900
Dublin City School District:
5% 12/1/21 (FSA Insured)	1,500,000	1,585,740
5% 12/1/22 (FSA Insured)	1,000,000	1,049,730
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	2,000,000	2,378,640
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,469,610
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,306,580
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,217,940
5.5% 12/1/15	1,225,000	1,355,769
5.5% 12/1/16	1,290,000	1,427,708
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,040,550
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,278,979
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,693,176
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,262,800
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (d)	$ 3,000,000	$ 3,072,030
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	646,846
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	2,500,000	2,875,825
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,061,481
5.25% 12/1/17	2,005,000	2,168,488
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,700,000	4,898,246
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,709,740
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,040,500
0% 12/1/11 (FGIC Insured)	3,720,000	2,816,635
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,363,557
Kings Local School District 6.1% 12/1/25	6,800,000	7,888,816
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	3,099,283
Lakewood Gen. Oblig.:
Series A, 6.6% 12/1/11	1,630,000	2,009,611
6.6% 12/1/08	1,525,000	1,799,820
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,092,210
5.5% 2/15/11	1,875,000	2,037,919
5.5% 2/15/12	1,000,000	1,083,150
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,615,208
Lima Swr. Sys. Rev. Impt. 6.3% 12/1/12 (AMBAC Insured)	2,500,000	2,533,200
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,276,217
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (d)	500,000	503,950
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,278,900
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,275,840
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,360,680
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	1,000,000	1,068,620
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Medina City School District 5.25% 12/1/28 (FGIC Insured)	$ 11,175,000	$ 11,637,869
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,415,834
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	2,000,000	2,222,420
6% 12/1/26	3,000,000	3,236,760
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	3,000,000	3,040,470
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	4,000,000	4,072,800
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (c)	2,000,000	2,033,700
(Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (c)	3,000,000	2,999,850
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	2,205,000	2,472,952
Series A:
4.75% 10/1/17	1,000,000	1,037,840
4.875% 10/1/10	1,000,000	1,075,600
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,833,072
Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,150,770
Series A:
5.25% 10/1/17	1,000,000	1,092,760
5.75% 4/1/11	2,865,000	3,319,504
(Juvenile Correctional Bldg. Fund Prog.) 5.5% 4/1/12	2,960,000	3,380,468
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,278,159
Series 2003 A, 5% 4/1/10 (FGIC Insured)	4,500,000	5,059,800
Series A:
5% 4/1/11 (FGIC Insured)	6,000,000	6,763,440
5% 4/1/11 (FSA Insured)	1,425,000	1,606,317
5% 4/1/17 (MBIA Insured)	2,485,000	2,688,025
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,921,287
0% 8/1/10	2,000,000	1,602,220
0% 8/1/14	1,375,000	895,510
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,930,000	6,618,651
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Mental Health Cap. Facilities Proj.):
Series 2001 B, 5% 6/1/09	$ 1,925,000	$ 2,156,077
Series IIA, 5.25% 6/1/17	2,670,000	2,936,786
Series IIB, 5.5% 6/1/15	2,265,000	2,533,312
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,315,243
Series 2002 B, 5.25% 11/1/20	2,520,000	2,731,302
Series 2003 C, 5% 3/15/11	3,480,000	3,927,528
Series A, 5.5% 9/15/16	11,060,000	12,453,770
Series F, 5% 2/1/19	6,665,000	7,075,831
Series IIB, 5% 6/1/10	1,925,000	2,158,406
6.65% 9/1/09	1,000,000	1,143,430
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	2,250,000	2,869,965
Series C, 5.125% 10/1/17	2,985,000	3,206,726
6.125% 10/1/15	2,000,000	2,415,320
6.25% 10/1/16	2,500,000	3,048,150
Ohio Higher Edl. Facility Commission Rev. (Denison Univ. Proj.):
5.3% 11/1/21	3,775,000	3,994,139
5.5% 11/1/14	1,000,000	1,142,840
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (d)	1,250,000	1,255,475
Series C, 4.9% 9/1/26 (d)	565,000	575,775
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,889,818
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,451,988
Ohio Rev. Series 2003-1, 5% 6/15/10 (a)	3,000,000	3,356,460
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (c)(d)	3,000,000	3,155,550
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	4,000,000	4,132,040
Series A, 5.8% 12/1/29	3,300,000	3,681,216
Series B, 5.25% 6/1/16	2,000,000	2,229,940
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,801,100
5.5% 2/15/26	3,700,000	3,962,330
Ohio Univ. Gen. Receipts Athens 5% 12/1/10 (FSA Insured)	1,950,000	2,203,325
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (c)	$ 2,000,000	$ 2,012,840
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	2,000,000	2,051,220
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,456,282
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,831,877
5.375% 12/1/17	135,000	150,204
5.375% 12/1/19	3,000,000	3,294,780
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (e)	1,685,000	2,005,790
5.5% 12/1/18 (AMBAC Insured)	800,000	810,448
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (d)	6,350,000	6,600,063
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5.25% 6/1/10	3,090,000	3,528,935
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A, 5.25% 12/1/17	1,335,000	1,479,407
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	1,445,000	1,365,467
Pickerington Local School District:
5.25% 12/1/20 (FGIC Insured)	5,000,000	5,385,350
5.8% 12/1/09 (FGIC Insured)	1,000,000	1,171,590
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,141,302
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,589,430
6.375% 11/15/30	1,000,000	1,054,330
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,108,270
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,566,214
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	1,800,000	1,932,894
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,792,787
5.25% 12/1/21	1,740,000	1,887,465
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,681,370
Toledo Swr. Sys. Rev. 5% 11/15/21 (AMBAC Insured)	1,000,000	1,056,940
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,215,317
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Univ. of Akron Gen. Receipts Series A:
5% 1/1/20 (AMBAC Insured)	$ 1,425,000	$ 1,510,001
5% 1/1/21 (AMBAC Insured)	1,510,000	1,589,653
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,204,749
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,498,429
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,137,500
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,565,871
6.1% 12/1/12	500,000	578,745
6.65% 12/1/11	420,000	490,245
Westerville City School District:
Series 2001, 5.5% 12/1/13 (MBIA Insured)	1,250,000	1,424,188
5.5% 12/1/14 (MBIA Insured)	1,430,000	1,619,246
		421,455,726
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,111,700
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	3,800,000	4,141,316
		5,253,016
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $395,505,468)	426,708,742
NET OTHER ASSETS - 1.0%	4,329,804
NET ASSETS - 100%	$ 431,038,546
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
30 US Treasury Bond Contracts	March 2004	$ 3,279,375	$ 44,815

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.096% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	June 2019	$ 5,000,000	$ (15,601)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $171,933.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	55.6%
Education	11.0
Water & Sewer	8.6
Electric Utilities	6.7
Health Care	6.5
Others* (individually less than 5%)	11.6
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $94,695,836 and $96,377,652, respectively.
Income Tax Information
The fund hereby designates approximately $3,416,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $395,505,468) - See accompanying schedule		$ 426,708,742
Cash		5,338,331
Receivable for fund shares sold		94,296
Interest receivable		3,205,592
Receivable for daily variation on futures contracts		3,750
Prepaid expenses		2,600
Other affiliated receivables		18
Other receivables		2,057
Total assets		435,355,386

Liabilities
Payable for investments purchased Regular delivery	$ 86,225
Delayed delivery	3,334,170
Payable for fund shares redeemed	247,746
Distributions payable	428,505
Unrealized loss on swap agreements	15,601
Accrued management fee	134,889
Other affiliated payables	37,317
Other payables and accrued expenses	32,387
Total liabilities		4,316,840

Net Assets		$ 431,038,546
Net Assets consist of:
Paid in capital		$ 398,902,826
Undistributed net investment income		196,860
Accumulated undistributed net realized gain (loss) on investments		706,372
Net unrealized appreciation (depreciation) on investments		31,232,488
Net Assets, for 35,627,779 shares outstanding		$ 431,038,546
Net Asset Value, offering price and redemption price per share ($431,038,546 ÷ 35,627,779 shares)		$ 12.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 20,430,240

Expenses
Management fee	$ 1,652,024
Transfer agent fees	331,942
Accounting fees and expenses	141,057
Non-interested trustees' compensation	2,432
Custodian fees and expenses	7,429
Registration fees	19,988
Audit	52,479
Legal	5,092
Miscellaneous	1,154
Total expenses before reductions	2,213,597
Expense reductions	(51,030)	2,162,567
Net investment income (loss)		18,267,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,184,024
Swap agreements	85,200
Total net realized gain (loss)		4,269,224
Change in net unrealized appreciation (depreciation) on: Investment securities	1,192,127
Futures contracts	44,815
Swap agreements	(15,601)
Total change in net unrealized appreciation (depreciation)		1,221,341
Net gain (loss)		5,490,565
Net increase (decrease) in net assets resulting from operations		$ 23,758,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,267,673	$ 18,775,062
Net realized gain (loss)	4,269,224	4,327,387
Change in net unrealized appreciation (depreciation)	1,221,341	15,619,238
Net increase (decrease) in net assets resulting from operations	23,758,238	38,721,687
Distributions to shareholders from net investment income	(18,304,425)	(18,686,297)
Distributions to shareholders from net realized gain	(3,358,167)	(2,874,270)
Total distributions	(21,662,592)	(21,560,567)
Share transactions Net proceeds from sales of shares	47,985,138	73,548,628
Reinvestment of distributions	15,661,112	15,418,496
Cost of shares redeemed	(69,763,780)	(70,428,334)
Net increase (decrease) in net assets resulting from share transactions	(6,117,530)	18,538,790
Redemption fees	3,031	4,768
Total increase (decrease) in net assets	(4,018,853)	35,704,678

Net Assets
Beginning of period	435,057,399	399,352,721
End of period (including undistributed net investment income of $196,860 and undistributed net investment income of $140,984, respectively)	$ 431,038,546	$ 435,057,399
Other Information Shares
Sold	3,964,572	6,209,617
Issued in reinvestment of distributions	1,296,316	1,298,102
Redeemed	(5,793,188)	(5,947,963)
Net increase (decrease)	(532,300)	1,559,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.54	$ 11.54	$ 10.86	$ 11.74
Income from Investment Operations
Net investment income (loss)	.507B	.527B	.542B,D	.552B	.536
Net realized and unrealized gain (loss)	.166	.568	(.002)D	.681	(.857)
Total from investment operations	.673	1.095	.540	1.233	(.321)
Distributions from net investment income	(.508)	(.525)	(.540)	(.553)	(.536)
Distributions from net realized gain	(.095)	(.080)	-	-	(.011)
Distributions in excess of net realized gain	-	-	-	-	(.012)
Total distributions	(.603)	(.605)	(.540)	(.553)	(.559)
Redemption fees added to paid in capital	-B,E	-B,E	-B,E	-	-
Net asset value, end of period	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Total ReturnA	5.72%	9.68%	4.73%	11.68%	(2.83)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.51%	.51%	.51%	.52%	.52%
Expenses net of voluntary waivers, if any	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.50%	.49%	.46%	.46%	.51%
Net investment income (loss)	4.20%	4.45%	4.64%D	4.99%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,039	$ 435,057	$ 399,353	$ 381,052	$ 352,973
Portfolio turnover rate	22%	19%	17%	28%	14%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 12/31/03	% of fund's investments 6/30/03	% of fund's investments 12/31/02
0 - 30	77.0	82.5	75.6
31 - 90	3.4	4.1	3.8
91 - 180	11.0	8.9	11.0
181 - 397	8.6	4.5	9.6
Weighted Average Maturity
	12/31/03	6/30/03	12/31/02
Fidelity Ohio Municipal Money Market Fund	44 Days	33 Days	51 Days
Ohio Tax-Free Money Market Funds Average*	53 Days	42 Days	49 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
Variable Rate Demand Notes (VRDNs) 75.9%	Variable Rate Demand Notes (VRDNs) 67.9%
Commercial Paper (including CP Mode) 1.0%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 4.1%	Tender Bonds 3.6%
Municipal Notes 15.9%	Municipal Notes 15.0%
Fidelity Municipal Cash Central Fund 1.0%	Fidelity Municipal Cash Central Fund 15.1%
Other Investments 3.2%	Other Investments 0.9%
Net Other Assets** (1.1)%	Net Other Assets** (2.5)%

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/29/03	9/29/03	6/30/03	3/31/03	12/30/02
Fidelity Ohio Municipal Money Market Fund	0.69%	0.60%	0.61%	0.79%	1.17%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 101.1%
	Principal Amount	Value (Note 1)
Ohio - 100.1%
American Muni. Pwr.:
BAN:
1.1% 8/19/04	$ 2,660,000	$ 2,660,000
1.25% 12/2/04	1,641,000	1,641,000
RAN 1.2% 10/7/04	840,000	840,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 1.35%, LOC Key Bank NA, VRDN (b)(e)	1,920,000	1,920,000
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,910,000	3,910,000
Butler County Gen. Oblig. BAN:
Series C, 2% 9/23/04	1,765,000	1,776,152
1.12% 10/14/04	1,925,000	1,925,000
1.5% 6/10/04	1,550,000	1,553,030
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 1.4%, LOC Nat'l. City Bank, VRDN (b)	5,080,000	5,080,000
Cincinnati City School District:
Participating VRDN 1.26% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,870,000	3,870,000
BAN 1.65% 9/10/04	2,000,000	2,007,521
Cincinnati Gen. Oblig. BAN 1.5% 2/2/04	4,610,000	4,611,979
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.15% (Liquidity Facility Sallie Mae), VRDN (b)(e)	7,700,000	7,700,000
Series 1998 A2, 1.15% (Liquidity Facility Sallie Mae), VRDN (b)(e)	13,200,000	13,200,000
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.33% (AMBAC Insured), VRDN (b)	5,500,000	5,500,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,500,000	2,500,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,500,000	1,500,000
Series SGA 126, 1.17% (Liquidity Facility Societe Generale) (b)(f)	10,685,000	10,685,000
Cleveland City School District RAN 6% 6/1/04 (AMBAC Insured)	1,550,000	1,581,508
Cleveland Gen. Oblig.:
Bonds 2% 8/1/04 (FGIC Insured)	1,865,000	1,875,356
Participating VRDN Series PT 2032, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,065,000	3,065,000
Cleveland Wtrwks. Rev.:
Bonds Series 2003 J, 5% 1/1/04	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Wtrwks. Rev.: - continued
Participating VRDN Series Merlots 01 A24, 1.3% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,020,000	$ 4,020,000
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 1.15%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,500,000	2,500,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 1.29% (Liquidity Facility Morgan Stanley) (b)(f)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.35%, LOC Key Bank NA, VRDN (b)	4,745,000	4,745,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 1.32%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700,000	6,700,000
Cuyahoga County Hosp. Rev. (Univ. Hosp. Health Sys., Inc. Proj.) Series 1999 A, 1.27% (AMBAC Insured), VRDN (b)	5,620,000	5,620,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(e)	1,515,000	1,515,000
(Pubco Corp. Proj.) Series 2001, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	3,250,000	3,250,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 1.44%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,435,000	4,435,000
Dayton Gen. Oblig. BAN:
2% 2/26/04	1,200,000	1,201,719
2% 6/17/04	4,125,000	4,141,927
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.35%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,970,000	3,970,000
Elyria Gen. Oblig. BAN:
1.35% 7/28/04	5,230,000	5,240,931
2% 10/21/04	2,500,000	2,518,467
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 1.38%, LOC Bank One NA, VRDN (b)	10,255,000	10,255,000
Euclid Gen. Oblig. BAN 2% 3/4/04	2,000,000	2,002,895
Fairfield County Gen. Oblig. BAN 1.75% 4/15/04	1,400,000	1,402,379
Franklin County Hosp. Rev. (Ohio Health Corp. Proj.) Series D, 1.2%, LOC Nat'l. City Bank, VRDN (b)	4,055,000	4,055,000
Franklin County Multi-family Rev. (Golf Pointe Apts. Proj.) Series 2000 A, 1.33%, LOC Lasalle Bank NA, VRDN (b)(e)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 1.23% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	$ 6,055,000	$ 6,055,000
Geauga County Gen. Oblig. BAN 1.55% 3/4/04	1,200,000	1,200,713
Geauga County Health Care Facilities Rev.:
(Heather Hill Lifecare Proj.) 1.33%, LOC Bank One NA, VRDN (b)	9,720,000	9,720,000
(Montefiore Hsg. Corp. Proj.) Series 2001, 1.35%, LOC Key Bank NA, VRDN (b)	5,890,000	5,890,000
Hamilton County Health Care Facilities Rev.:
(Twin Towers & Twin Lakes Proj.) Series B, 1.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000,000	6,000,000
1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,250,000	4,250,000
Hamilton County Hosp. Facilities Rev. Series 2002 A, 1.14%, LOC JPMorgan Chase Bank, VRDN (b)	10,000,000	10,000,000
Hamilton County Indl. Dev. Rev. (Metro Containers, Inc. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(e)	110,000	110,000
Hudson City Gen. Oblig. BAN 1.5% 5/25/04	14,155,000	14,179,021
Independence Gen. Oblig. BAN 1.75% 7/1/04	2,150,000	2,159,327
Jefferson Local School District Madison County BAN 1.8% 5/6/04	6,000,000	6,014,392
Kent City School District BAN 1.72% 5/27/04	6,800,000	6,817,726
Kent State Univ. Revs. Series 2001, 1.25% (MBIA Insured), VRDN (b)	9,500,000	9,500,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	3,225,000	3,225,000
Keystone Local School District Lorain County BAN 1.75% 8/4/04	3,625,000	3,638,131
Lake County Gen. Oblig. BAN 2% 4/15/04	3,000,000	3,007,232
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,030,000	1,030,000
(Norshar Co. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(e)	3,020,000	3,020,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 1.45%, LOC Bank One NA, Chicago, VRDN (b)	2,500,000	2,500,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 1.35%, LOC Key Bank NA, VRDN (b)(e)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 1.35%, LOC Key Bank NA, VRDN (b)(e)	915,000	915,000
(Rembond Proj.) Series 1996, 1.55%, LOC Bank One NA, VRDN (b)(e)	2,035,000	2,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Middletown City School District BAN 1.75% 6/10/04	$ 6,700,000	$ 6,717,567
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 1.2%, LOC Bank One NA, VRDN (b)	2,450,000	2,450,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,705,000	2,705,000
(Kettering Affiliated Proj.) 1.45%, LOC Bank One NA, VRDN (b)	2,600,000	2,600,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 1.32%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	4,420,000	4,420,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,180,000	4,180,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.4%, LOC Cr. Lyonnais SA, VRDN (b)(e)	4,000,000	4,000,000
(JMG Fdg. LP Proj.) Series 1995 A, 1.13%, LOC WestLB AG, VRDN (b)(e)	3,700,000	3,700,000
(Timken Co. Proj.) 1.12%, LOC Key Bank NA, VRDN (b)	5,700,000	5,700,000
Series 1994 A, 1.13%, LOC WestLB AG, VRDN (b)(e)	10,000,000	10,000,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 1.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,375,000	5,375,000
Series PT 1824, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,400,000	6,400,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1808, 1.28% (Liquidity Facility WestLB AG) (b)(f)	2,590,000	2,590,000
Series PT 1823, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,500,000	6,500,000
Series PT 1831, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,650,000	5,650,000
Series Putters 02 306, 1.27% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,375,000	7,375,000
Ohio Higher Edl. Facilities Rev. (Pooled Fing. Prog.):
Series A, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,000,000	3,000,000
Series B, 1.27%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	10,120,000	10,120,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Pooled Fing. Prog.):
Series 1996, 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 2,285,000	$ 2,285,000
Series 1999, 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,200,000	6,200,000
Series A, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,800,000	5,800,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series LB 03 L46J, 1.05%, tender 4/7/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)(g)	6,700,000	6,700,000
Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	5,640,000	5,640,000
Series PT 567, 1.1%, tender 2/12/04 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	5,675,000	5,675,000
Participating VRDN:
Series BA 00 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,440,000	1,440,000
Series BA 01 I, 1.35% (Liquidity Facility Bank of America NA) (b)(e)(f)	4,800,000	4,800,000
Series BA 98 B, 1.38% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,695,000	14,695,000
Series BA 98 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(e)(f)	4,600,000	4,600,000
Series BA 99 Q, 1.38% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,745,000	3,745,000
Series FRRI 25, 1.35% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,920,000	1,920,000
Series Merlots 00 A1, 1.35% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	9,110,000	9,110,000
Series Merlots 00 AA, 1.26% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,910,000	1,910,000
Series Merlots 01 A78, 1.26% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,185,000	3,185,000
Series Merlots 02 A34, 1.26% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,595,000	3,595,000
Series PT 1334, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,120,000	5,120,000
Series PT 241, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,110,000	5,110,000
Series PT 506, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,035,000	4,035,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series PT 582, 1.33% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	$ 2,400,000	$ 2,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.22%, LOC Key Bank NA, VRDN (b)(e)	7,500,000	7,500,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 1.34%, LOC Bank One NA, VRDN (b)(e)	3,015,000	3,015,000
Series B, 1.44%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	485,000	485,000
Series C, 1.44%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
Series D, 1.44%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
(Pine Crossing Apts. Proj.) 1.33%, LOC Lasalle Bank NA, VRDN (b)(e)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 1.3%, LOC Fannie Mae, VRDN (b)(e)	6,700,000	6,700,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	125,000	125,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	160,000	160,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	105,000	105,000
(Plasticos Co. Proj.) Series 1989 IIIA, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	20,000	20,000
(Standby Screw & Machine Proj.) Series 1991 IA, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	170,000	170,000
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.12%, VRDN (b)	4,350,000	4,350,000
Ohio Rev. Bonds Series 2003-1, 2% 6/15/04 (a)	14,225,000	14,284,318
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.34%, VRDN (b)(e)	2,300,000	2,300,000
Series 1999, 1.34% (BP PLC Guaranteed), VRDN (b)(e)	1,360,000	1,360,000
1.34% (BP PLC Guaranteed), VRDN (b)(e)	1,300,000	1,300,000
(Republic Svcs., Inc. Proj.):
Series 2001, 1.4%, LOC Bank One NA, VRDN (b)(e)	5,400,000	5,400,000
1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	3,500,000	3,500,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 1.29% (Liquidity Facility Morgan Stanley) (b)(f)	8,285,000	8,285,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.29% (Liquidity Facility Morgan Stanley) (b)(f)	$ 9,090,000	$ 9,090,000
Ohio Univ. Gen. Receipts Athens BAN Series A, 1.55% 1/22/04	2,425,000	2,425,413
Ohio Univ. Gen. Receipts Rev. Bonds 0.95% tender 3/11/04, CP mode	6,800,000	6,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.27%, LOC Fleet Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Pure Wtr. Proj.) 5% 6/1/04 (AMBAC Insured)	2,500,000	2,541,561
(Timken Co. Proj.) Series 2001, 1.12%, LOC Northern Trust Co., Chicago, VRDN (b)	10,200,000	10,200,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.32%, LOC Lasalle Bank NA, VRDN (b)(e)	9,100,000	9,100,000
Perrysburg Gen. Oblig. BAN 1.5% 8/12/04	3,485,000	3,493,857
Plain Local School District RAN 2% 5/20/04	1,000,000	1,003,632
Port of Greater Cincinnatti Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.2%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Gen. Oblig. BAN 1.75% 10/29/04	3,300,000	3,318,026
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	3,115,000	3,115,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 1.33%, LOC Key Bank NA, VRDN (b)	5,030,000	5,030,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,900,000	1,900,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 1.55%, LOC Bank One NA, VRDN (b)(e)	2,755,000	2,755,000
Salem City Hosp. Facilities Rev. Series 2000, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,800,000	5,800,000
Stark County Gen. Oblig. BAN 1.4% 4/22/04	2,310,000	2,311,741
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.35%, LOC Key Bank NA, VRDN (b)(e)	2,570,000	2,570,000
(Kidd Dev. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(e)	3,055,000	3,055,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,900,000	1,900,000
1.6%, LOC Nat'l. City Bank, VRDN (b)(e)	2,870,000	2,870,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Kaiser Dev. Proj.) 1.55%, LOC Nat'l. City Bank, VRDN (b)(e)	$ 685,000	$ 685,000
(Keltec, Inc. Proj.) Series 1987, 1.4%, LOC Nat'l. City Bank, VRDN (b)(e)	180,000	180,000
(Mannix Co. Proj.) Series 1987, 1.4%, LOC Bank One NA, VRDN (b)(e)	985,000	985,000
(Sigma Properties Proj.) Series 2000 B, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	2,080,000	2,080,000
(Summit Plastic Co. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,205,000	1,205,000
(Triumph Hldgs. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,445,000	1,445,000
Talawanda City School District BAN 1.75% 8/3/04	3,000,000	3,011,503
Tallmadge Gen. Oblig. BAN 1.75% 3/17/04	2,350,000	2,353,039
Toledo City School District Participating VRDN Series MS 889, 1.28% (Liquidity Facility Morgan Stanley) (b)(f)	4,535,000	4,535,000
Toledo City Svcs. Spl. Assessment Notes 1.35%, LOC Bank One NA, VRDN (b)	6,600,000	6,600,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	2,395,000	2,395,000
Trumbull County Indl. Dev. Rev. (McDonald Steel Corp. Proj.) Series 1990, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600,000	600,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,800,000	1,800,000
Union County Gen. Oblig. BAN 1.5% 6/10/04	4,225,000	4,232,341
Van Wert County Indl. Dev. Rev. (Toledo Molding & Die, Inc. Proj.) Series 1994, 1.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	470,000	470,000
Warren City School District BAN 2% 7/15/04	8,100,000	8,138,412
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,200,000	5,200,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	2,350,000	2,350,000
(Dowa THT America, Inc. Proj.) Series 1999, 1.2%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1.45%, LOC Bank One NA, VRDN (b)(e)	6,550,000	6,550,000
		688,737,816
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 1.0%
Fidelity Municipal Cash Central Fund, 1.3% (c)(d)	6,746,500	$ 6,746,500
TOTAL INVESTMENT PORTFOLIO - 101.1%		695,484,316
NET OTHER ASSETS - (1.1)%		(7,724,717)
NET ASSETS - 100%		$ 687,759,599
Total Cost for Income Tax Purposes $ 695,484,316
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,135,000 or 4.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Higher Edl. Facility Commission Rev. Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	11/16/01 - 7/10/03	$ 10,120,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds: Series LB 03 L46J, 1.05%, tender 4/7/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	10/29/03	$ 6,700,000
Security	Acquisition Date	Cost
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds: - continued Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/10/99	$ 5,640,000
Series PT 567, 1.1%, tender 2/12/04 (Liquidity Facility Danske Bank AS)	6/28/01 - 2/4/03	$ 5,675,000
Income Tax Information

During the fiscal year ended December 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 41.56% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 695,484,316
Cash		2,832,648
Receivable for fund shares sold		6,396,014
Interest receivable		1,586,415
Prepaid expenses		3,939
Other receivables		1,344
Total assets		706,304,676

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 14,284,318
Payable for fund shares redeemed	3,917,569
Distributions payable	5,397
Accrued management fee	213,178
Other affiliated payables	77,624
Other payables and accrued expenses	46,991
Total liabilities		18,545,077

Net Assets		$ 687,759,599
Net Assets consist of:
Paid in capital		$ 687,759,599
Net Assets, for 687,703,289 shares outstanding		$ 687,759,599
Net Asset Value, offering price and redemption price per share ($687,759,599 ÷ 687,703,289 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 7,650,861

Expenses
Management fee	$ 2,493,706
Transfer agent fees	817,484
Accounting fees and expenses	114,344
Non-interested trustees' compensation	3,248
Custodian fees and expenses	10,909
Registration fees	28,523
Audit	42,591
Legal	32,630
Miscellaneous	1,498
Total expenses before reductions	3,544,933
Expense reductions	(81,327)	3,463,606
Net investment income		4,187,255
Net realized gain (loss) on investment securities		101,248
Net increase in net assets resulting from operations		$ 4,288,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,187,255	$ 6,861,515
Net realized gain (loss)	101,248	28,664
Net increase (decrease) in net assets resulting from operations	4,288,503	6,890,179
Distributions to shareholders from net investment income	(4,187,255)	(6,861,515)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,299,484,550	1,116,923,251
Reinvestment of distributions	4,082,891	6,740,626
Cost of shares redeemed	(1,267,981,040)	(1,094,222,510)
Net increase (decrease) in net assets and shares resulting from share transactions	35,586,401	29,441,367
Total increase (decrease) in net assets	35,687,649	29,470,031

Net Assets
Beginning of period	652,071,950	622,601,919
End of period	$ 687,759,599	$ 652,071,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.011	.025	.036	.028
Distributions from net investment income	(.006)	(.011)	(.025)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.64%	1.13%	2.52%	3.71%	2.86%
Ratios to Average Net AssetsB
Expenses before expense reductions	.54%	.54%	.55%	.56%	.57%
Expenses net of voluntary waivers, if any	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.51%	.51%	.55%	.56%
Net investment income	.64%	1.12%	2.47%	3.64%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 687,760	$ 652,072	$ 622,602	$ 516,018	$ 489,971

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences for the money market fund during the period. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 31,125,499
Unrealized depreciation	(199,105)
Net unrealized appreciation (depreciation)	30,926,394
Undistributed ordinary income	6,805
Undistributed long-term capital gain	874,359

Cost for federal income tax purposes	$ 395,782,348

The tax character of distributions paid for the income fund was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 18,304,425	$ 18,686,297
Long-term Capital Gains	3,358,167	2,874,270
Total	$ 21,662,592	$ 21,560,567

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Annual Report

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.12%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 398,081

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Ohio Municipal Income Fund	$ 7,429	$ 43,601
Fidelity Ohio Municipal Money Market Fund	10,506	70,821

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Ohio Municipal Money Market (2001) and Spartan Ohio Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Municipal Trust (1987) and Fidelity Municipal Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust II (2001) and Fidelity Municipal Trust (2002). Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996- 1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Ohio Municipal Money Market (2000) and Spartan Ohio Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Ohio Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Ohio Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of Ohio Municipal Money Market (1989) and Spartan Ohio Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Ohio Municipal Money Market and Spartan Ohio Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay on February 9, 2004, to shareholders of record at the opening of business on February 6, 2004, a distribution of $.025 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 6.81% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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Spartan®

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® PA Municipal Income Fund	5.11%	5.51%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Pennsylvania Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Pennsylvania Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Pennsylvania Municipal Income Fund returned 5.11% during 2003, outpacing the LipperSM Pennsylvania Municipal Debt Funds Average, which returned 4.83%. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index returned 5.41%. The fund's outperformance stemmed from a variety of strategies, including how its holdings were invested in bonds of various maturities at different points throughout the year. Security and sector selection also helped. The fund was overweighted in higher education bonds, which generally performed well thanks to strong demand for secondary education and stability in revenues. The fund's emphasis on essential services bonds - issued by providers of electricity, water and sewer services - also contributed. Their stable revenues helped them outperform tax-backed bonds during the year. The fund's stake in hospital bonds worked in its favor, as many hospitals enjoyed better financial trends and, as a result, improving bond prices. Modestly detracting from performance were airport bonds, which lagged the market due to concerns about the financial health of the airlines that help generate the revenues backing the bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.6	37.3
Transportation	12.0	11.9
Health Care	11.6	11.9
Water & Sewer	11.1	11.6
Education	10.9	12.9
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	13.9	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 79.2%	AAA 73.3%
AA,A 14.9%	AA,A 19.1%
BBB 3.2%	BBB 7.9%
Not Rated 1.0%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets* (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not includied in the pie chart.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,073,720
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,228,340
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	810,915
		4,112,975
Pennsylvania - 95.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (b)	1,500,000	1,628,160
5.75% 1/1/08 (MBIA Insured) (b)	1,000,000	1,101,010
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,234,820
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,372,330
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	481,592
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,060,490
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,717,993
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,136,385
Allegheny County San. Auth. Swr. Rev.:
Series 2003:
5% 6/1/06 (MBIA Insured)	2,775,000	2,991,034
5.375% 12/1/13 (MBIA Insured)	1,000,000	1,140,000
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,629,166
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,165,580
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,978,049
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	441,630
0% 9/15/28 (FGIC Insured)	1,000,000	277,570
0% 9/15/29 (FGIC Insured)	2,705,000	711,009
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (c)	5,650,000	2,587,700
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	10,056,950
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,790,000
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,252,300
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	$ 600,000	$ 663,162
5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,528,576
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,530,834
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,561,450
6% 11/15/30	3,620,000	4,127,162
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,536,150
6% 12/15/20	2,700,000	2,709,666
Delaware County Gen. Oblig. Series 1999, 5.125% 10/1/17	1,000,000	1,076,020
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,777,050
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,457,448
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	1,005,320
Fox Chapel Area School District 4.5% 8/15/07 (FSA Insured)	1,000,000	1,083,320
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,880,295
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (c)	445,000	493,812
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,292,698
Hazleton Area School District 6.5% 3/1/05 (FSA Insured)	2,165,000	2,295,939
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (b)	2,000,000	2,011,920
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,465,183
Laurel Highlands School District:
5% 11/1/15 (FGIC Insured)	1,390,000	1,531,016
5% 11/1/16 (FGIC Insured)	1,460,000	1,591,809
Meadville Gen. Oblig. Series B, 6% 10/1/05 (Escrowed to Maturity) (c)	1,395,000	1,469,186
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
5% 6/1/05 (AMBAC Insured)	$ 3,535,000	$ 3,705,564
6% 6/1/09 (AMBAC Insured)	2,365,000	2,755,769
6% 6/1/16 (AMBAC Insured)	1,000,000	1,206,950
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,388,938
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,120,020
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,192,635
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	804,330
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,694,107
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,419,200
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,640,440
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,180,101
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,297,756
6.375% 11/1/41 (b)	1,300,000	1,303,679
Pennsylvania Gen. Oblig.:
First Series:
5% 1/15/07	2,500,000	2,721,150
5% 6/1/19 (MBIA Insured)	7,275,000	7,721,030
5.25% 2/1/14	125,000	140,290
5.25% 2/1/18	1,250,000	1,365,175
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,623,143
5% 8/1/17	2,450,000	2,613,905
5% 5/1/20 (FSA Insured)	1,175,000	1,242,868
5.75% 10/1/16 (MBIA Insured)	475,000	546,754
5.25% 2/1/11	1,000,000	1,142,470
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	1,000,000	1,080,070
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,630,930
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,279,320
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	$ 1,000,000	$ 1,097,680
6% 5/1/29	3,470,000	3,744,963
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,830,150
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,094,750
(UPMC Health Sys. Proj.) Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,119,630
5.25% 8/1/11 (FSA Insured)	1,000,000	1,121,270
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (b)	560,000	562,458
Series 54A, 5.375% 10/1/28 (b)	755,000	776,442
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	1,000,000	1,142,980
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	560,095
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,079,770
5% 7/15/41 (AMBAC Insured)	4,500,000	4,590,090
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,322,060
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,209,220
5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	4,134,672
6% 6/15/08 (FGIC Insured) (b)	3,000,000	3,398,550
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,389,400
Third Series:
5% 8/1/05 (FSA Insured)	1,000,000	1,056,320
5% 8/1/06 (FSA Insured)	1,000,000	1,077,890
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,754,387
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,074,190
5.5% 5/15/08	1,000,000	1,088,200
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (c)	2,600,000	2,893,514
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	774,620
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Muni. Auth. Rev.: - continued
Series B, 5.25% 11/15/11 (FSA Insured)	$ 2,000,000	$ 2,278,820
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (FSA Insured)	365,000	420,261
Series 2002 A:
5.5% 2/1/26 (FSA Insured)	3,540,000	3,820,014
5.5% 2/1/31 (FSA Insured)	1,000,000	1,075,570
Series B, 5.375% 4/1/27 (AMBAC Insured)	4,000,000	4,204,840
Series C, 5.75% 3/1/29 (MBIA Insured)	5,000,000	5,518,150
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,641,581
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,300,090
Pittsburgh Gen. Oblig.:
Series 2003 A, 5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,558,650
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	268,740
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,177,017
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,388,515
0% 8/1/08 (AMBAC Insured)	2,000,000	1,759,660
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	12,202,198
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,765,555
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Series A, 6.5% 3/1/04 (Escrowed to Maturity) (c)	85,000	85,723
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	880,984
5.375% 4/1/17 (FSA Insured)	830,000	916,287
5.375% 4/1/18 (FSA Insured)	875,000	963,375
Tredyffrin-Easttown School District:
5% 2/15/19	3,000,000	3,140,430
5.5% 2/15/13	1,015,000	1,151,112
5.5% 2/15/16	2,140,000	2,403,926
Union County Higher Edl. Facilities Fing. Auth. Univ. Rev. (Bucknell Univ. Proj.) Series A, 5.25% 4/1/19	1,000,000	1,087,970
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,075,189
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	1,225,000	1,373,495
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,099,991
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	$ 2,700,000	$ 2,800,035
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,411,450
0% 8/15/20 (FGIC Insured)	2,500,000	1,132,150
Wyomissing Area School District Series B:
5.35% 5/1/09 (FGIC Insured)	1,130,000	1,283,804
5.35% 5/1/10 (FGIC Insured)	1,190,000	1,360,134
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,305,746
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,677,125
		280,080,266
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	444,680
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,100,000	2,296,413
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	100,000	100,611
		2,841,704
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $268,406,256)	287,034,945
NET OTHER ASSETS - 1.7%	4,983,829
NET ASSETS - 100%	$ 292,018,774
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.6%
Transportation	12.0
Health Care	11.6
Water & Sewer	11.1
Education	10.9
Others* (individually less than 5%)	11.8
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $51,989,191 and $70,322,119, respectively.
Income Tax Information
The fund hereby designates approximately $2,623,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended December 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 15.42% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $268,406,256) - See accompanying schedule		$ 287,034,945
Cash		1,882,516
Receivable for fund shares sold		248,233
Interest receivable		3,501,723
Prepaid expenses		1,771
Other receivables		2,312
Total assets		292,671,500

Liabilities
Payable for fund shares redeemed	$ 233,404
Distributions payable	271,182
Accrued management fee	91,638
Other affiliated payables	24,920
Other payables and accrued expenses	31,582
Total liabilities		652,726

Net Assets		$ 292,018,774
Net Assets consist of:
Paid in capital		$ 273,597,646
Undistributed net investment income		23,804
Accumulated undistributed net realized gain (loss) on investments		(231,365)
Net unrealized appreciation (depreciation) on investments		18,628,689
Net Assets, for 26,396,932 shares outstanding		$ 292,018,774
Net Asset Value, offering price and redemption price per share ($292,018,774 ÷ 26,396,932 shares)		$ 11.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 13,894,580

Expenses
Management fee	$ 1,128,078
Transfer agent fees	219,541
Accounting fees and expenses	95,793
Non-interested trustees' compensation	1,625
Custodian fees and expenses	5,323
Registration fees	19,538
Audit	51,750
Legal	4,615
Miscellaneous	730
Total expenses before reductions	1,526,993
Expense reductions	(44,028)	1,482,965
Net investment income (loss)		12,411,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,083,700
Swap agreements	31,500
Total net realized gain (loss)		3,115,200
Change in net unrealized appreciation (depreciation) on investment securities		(684,686)
Net gain (loss)		2,430,514
Net increase (decrease) in net assets resulting from operations		$ 14,842,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,411,615	$ 12,634,521
Net realized gain (loss)	3,115,200	1,063,790
Change in net unrealized appreciation (depreciation)	(684,686)	11,039,864
Net increase (decrease) in net assets resulting from operations	14,842,129	24,738,175
Distributions to shareholders from net investment income	(12,386,124)	(12,638,897)
Distributions to shareholders from net realized gain	(2,676,206)	(1,099,730)
Total distributions	(15,062,330)	(13,738,627)
Share transactions Net proceeds from sales of shares	33,102,566	50,598,095
Reinvestment of distributions	11,095,137	10,033,987
Cost of shares redeemed	(51,986,017)	(40,873,381)
Net increase (decrease) in net assets resulting from share transactions	(7,788,314)	19,758,701
Redemption fees	1,591	5,840
Total increase (decrease) in net assets	(8,006,924)	30,764,089

Net Assets
Beginning of period	300,025,698	269,261,609
End of period (including undistributed net investment income of $23,804 and undistributed net investment income of $65,166, respectively)	$ 292,018,774	$ 300,025,698
Other Information Shares
Sold	2,987,477	4,635,432
Issued in reinvestment of distributions	1,001,950	919,332
Redeemed	(4,706,471)	(3,759,129)
Net increase (decrease)	(717,044)	1,795,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.64	$ 10.64	$ 10.06	$ 10.83
Income from Investment Operations
Net investment income (loss)	.463B	.482B	.494B,D	.494B	.482
Net realized and unrealized gain (loss)	.091	.471	.030D	.581	(.709)
Total from investment operations	.554	.953	.524	1.075	(.227)
Distributions from net investment income	(.462)	(.482)	(.493)	(.495)	(.482)
Distributions from net realized gain	(.102)	(.041)	(.031)	-	(.042)
Distributions in excess of net realized gain	-	-	-	-	(.020)
Total distributions	(.564)	(.523)	(.524)	(.495)	(.544)
Redemption fees added to paid in capital	-B,E	-B,E	-B,E	-B,E	.001
Net asset value, end of period	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Total ReturnA	5.11%	9.14%	4.97%	10.99%	(2.16)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.51%	.51%	.51%	.52%	.51%
Expenses net of voluntary waivers, if any	.51%	.51%	.51%	.52%	.51%
Expenses net of all reductions	.50%	.49%	.45%	.44%	.51%
Net investment income (loss)	4.18%	4.42%	4.59%D	4.84%	4.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 292,019	$ 300,026	$ 269,262	$ 243,369	$ 242,001
Portfolio turnover rate	18%	9%	22%	26%	28%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Perfomance

Maturity Diversification
Days	% of fund's investments 12/31/03	% of fund's investments 6/30/03	% of fund's investments 12/31/02
0 - 30	74.0	78.8	75.5
31 - 90	2.2	9.6	3.2
91 - 180	17.5	3.4	6.0
181 - 397	6.3	8.2	15.3
Weighted Average Maturity
	12/31/03	6/30/03	12/31/02
Fidelity Pennsylvania Municipal Money Market Fund	41 Days	43 Days	51 Days
Pennsylvania Tax-Free Money Market Funds Average*	36 Days	34 Days	35 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
Variable Rate Demand Notes (VRDNs) 67.2%	Variable Rate Demand Notes (VRDNs) 69.0%
Commercial Paper (including CP Mode) 15.7%	Commercial Paper (including CP Mode) 6.2%
Tender Bonds 7.9%	Tender Bonds 10.8%
Municipal Notes 2.0%	Municipal Notes 2.4%
Fidelity Municipal Cash Central Fund 0.6%	Fidelity Municipal Cash Central Fund 3.9%
Other Investments 5.7%	Other Investments 6.1%
Net Other Assets 0.9%	Net Other Assets 1.6%

Current and Historical Seven-Day Yields
	12/29/03	9/29/03	6/30/03	3/31/03	12/30/02
Fidelity Pennsylvania Municipal Money Market Fund	0.84%	0.60%	0.62%	0.77%	1.02%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value (Note 1)
Pennsylvania - 98.5%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	$ 2,000,000	$ 2,000,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(South Hills Health Sys. Proj.):
Series 1998 B, 1.25%, tender 4/1/04, LOC PNC Bank NA, Pittsburgh (a)	3,250,000	3,250,000
Series 2000 A, 1.15%, tender 6/1/04, LOC PNC Bank NA, Pittsburgh (a)	4,000,000	4,000,000
(Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 2.5% 6/15/04	2,800,000	2,814,455
Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)(g)	2,800,000	2,800,000
(Presbyterian Univ. Health Sys. Proj.) Series 1990 B, 1.27% (MBIA Insured), VRDN (a)	1,500,000	1,500,000
(Saint Margaret Mem. Hosp. Proj.) Series 1992 A, 1.33%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)	5,315,000	5,315,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 1.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,890,000	1,890,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 2%, tender 10/1/04, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	3,020,481
Participating VRDN Series Merlots A48, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 1.45%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	1,800,000	1,800,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 1.45%, LOC Bank One NA, VRDN (a)	1,540,000	1,540,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.45%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	2,560,000	2,560,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(UPMC Health Sys. Proj.) Series 2002 C, 1.4%, LOC Comerica Bank, Detroit, VRDN (a)	1,880,000	1,880,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.3% (Liquidity Facility Citibank NA, New York) (a)(f)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 1.3%, LOC Wachovia Bank NA, VRDN (a)(d)	850,000	850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 1.3%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,020,000	$ 1,020,000
(Snowball Real Estate LP Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (a)(d)	2,500,000	2,500,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1.2%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(d)	2,525,000	2,525,000
Central Bucks School District Series 2000 A, 1.3% (FGIC Insured), VRDN (a)	4,520,000	4,520,000
Chester County Inter Unit 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Cumberland County Indl. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 1.3%, LOC Wachovia Bank NA, VRDN (a)(d)	885,000	885,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series A, 1% tender 4/6/04, LOC Bank One NA, Chicago, CP mode	2,900,000	2,900,000
Harrisburg Auth. Wtr. Rev. Series A, 1.35% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,115,000	4,115,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.35% (MBIA Insured), VRDN (a)	2,400,000	2,400,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,895,000	2,895,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (a)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Auth. Bonds (Muhlenberg Reg'l. Med. Ctr. Proj.) Series A, 6.6% 7/15/22 (Pre-Refunded to 7/15/04 @ 100) (e)	2,000,000	2,051,413
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Peco Energy Co. Proj.) Series 1994 A:
1% tender 2/18/04, LOC Wachovia Bank NA, CP mode	3,000,000	3,000,000
1% tender 3/10/04, LOC Wachovia Bank NA, CP mode	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Gaudenzia Foundation, Inc. Prog.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 4,520,000	$ 4,520,000
(H.P. Cadwallader, Inc. Proj.) Series 1995, 1.35%, LOC Wachovia Bank NA, VRDN (a)(d)	320,000	320,000
(RJI LP Proj.) Series 1992, 1.28%, LOC Nat'l. City Bank, VRDN (a)(d)	415,000	415,000
Northampton County Higher Ed. Auth. Rev. Bonds (Lehigh Univ. Proj.) 5.25% 8/15/04 (MBIA Insured)	1,900,000	1,949,195
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.12% tender 1/13/04, CP mode (d)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,500,000	1,500,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.2% (AMBAC Insured), VRDN (a)	7,000,000	7,000,000
Penn Trafford School District Bonds 6.6% 5/1/08 (Pre-Refunded to 5/1/04 @ 102) (e)	2,470,000	2,564,540
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 1.3%, VRDN (a)(d)	4,000,000	4,000,000
(Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.15%, LOC WestLB AG, VRDN (a)(d)	9,600,000	9,600,000
Series 2002 B, 1.17%, LOC WestLB AG, VRDN (a)(d)	5,700,000	5,700,000
Series A, 1.15%, LOC WestLB AG, VRDN (a)(d)	10,000,000	10,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	400,000	400,000
(Respironics, Inc. Proj.) Series 1989 F, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	100,000	100,000
Series 1996 A2, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	900,000	900,000
Series 1996 A7, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	475,000	475,000
Series B3, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,900,000	1,900,000
Series B5, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Gen. Oblig.:
Bonds First Series, 5% 5/1/04	$ 1,425,000	$ 1,443,834
Participating VRDN:
Series MS 01 465, 1.29% (Liquidity Facility Morgan Stanley) (a)(f)	6,995,000	6,995,000
Series Putters 364, 1.27% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,000,000	3,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 B, 1.13% (AMBAC Insured), VRDN (a)(d)	4,350,000	4,350,000
Series 2001 B, 1.31% (FSA Insured), VRDN (a)(d)	800,000	800,000
Series 2002 B, 1.34% (FSA Insured), VRDN (a)(d)	2,800,000	2,800,000
Series A, 1.34% (FSA Insured), VRDN (a)(d)	5,600,000	5,600,000
Series A1, 1.34% (AMBAC Insured), VRDN (a)(d)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Robert Morris College Proj.) Series F2, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (a)	5,800,000	5,800,000
(Mount Aloysius College Proj.) Series L3, 1.32%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
(Waynesburg College Proj.) Series 1997, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,100,000	1,100,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 1235, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,900,000	2,900,000
Series PA 930, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,995,000	5,995,000
Series PT 119B, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	615,000	615,000
Series PT 890, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,800,000	2,800,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series AAB 03 24, 1.19% (Liquidity Facility ABN-AMRO Bank NV) (a)(f)	2,300,000	2,300,000
Series Merlots 03 A42, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,900,000	2,900,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.3% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,480,000	2,480,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.34% (Liquidity Facility Societe Generale) (a)(d)(f)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series PA 882, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	$ 2,200,000	$ 2,200,000
Series Putters 217, 1.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,000,000	2,000,000
Philadelphia Auth. for Indl. Dev. Revs. (Saint Josephs Preparatory School Proj.) 1.18%, LOC Allied Irish Banks PLC, VRDN (a)	4,500,000	4,500,000
Philadelphia Gas Works Rev.:
Bonds Series 1998 104, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (a)(f)(g)	2,195,000	2,195,000
Series 2002 D:
1.13% 1/9/04, LOC JPMorgan Chase Bank, CP	8,000,000	8,000,000
1.17% 1/9/04, LOC JPMorgan Chase Bank, CP	5,000,000	5,000,000
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.28% (Liquidity Facility Morgan Stanley) (a)(f)	2,630,000	2,630,000
TRAN 2% 6/30/04	3,000,000	3,013,751
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.15%, tender 4/1/04 (Liquidity Facility Morgan Stanley) (a)(f)(g)	2,000,000	2,000,000
Pittsburgh School District Bonds 2% 9/1/04 (FGIC Insured)	1,220,000	1,227,639
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds 1.15% 9/1/04 (FSA Insured)	4,280,000	4,280,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.4%, LOC Dexia Cr. Local de France, VRDN (a)(d)	15,270,000	15,270,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 1.53%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	300,000	300,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 1.21% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,345,000	3,345,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 1.2% 5/4/04	2,800,000	2,800,000
Upper Dauphin Indl. Dev. Auth. Rev. (United Church Christ Homes Proj.) Series 2001, 1.35%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	2,500,000	2,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A:
1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.): - continued
1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (d)	$ 5,750,000	$ 5,750,000
Series 1990 B, 1.1% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (d)	5,000,000	5,000,000
Series 1993:
1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (d)	6,515,000	6,515,000
1.05% tender 4/8/04, LOC Dexia Cr. Local de France, CP mode (d)	2,000,000	2,000,000
		289,850,308
	Shares
Other - 0.6%
Fidelity Municipal Cash Central Fund, 1.3% (b)(c)	1,840,300	1,840,300
TOTAL INVESTMENT PORTFOLIO - 99.1%		291,690,608
NET OTHER ASSETS - 0.9%		2,621,128
NET ASSETS - 100%		$ 294,311,736
Total Cost for Income Tax Purposes $ 291,690,608
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,995,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen)	9/4/03	$ 2,800,000
Philadelphia Gas Works Rev. Bonds Series 1998 104, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	5/7/03 - 6/26/03	$ 2,195,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.15%, tender 4/1/04 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000
Income Tax Information

During the fiscal year ended December 31, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 47.91% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 291,690,608
Cash		7
Receivable for fund shares sold		3,528,243
Interest receivable		658,767
Other receivables		524
Total assets		295,878,149

Liabilities
Payable for fund shares redeemed	$ 1,399,799
Distributions payable	44,793
Accrued management fee	120,278
Other payables and accrued expenses	1,543
Total liabilities		1,566,413

Net Assets		$ 294,311,736
Net Assets consist of:
Paid in capital		$ 294,311,736
Net Assets, for 294,276,173 shares outstanding		$ 294,311,736
Net Asset Value, offering price and redemption price per share ($294,311,736 ÷ 294,276,173 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 3,284,769

Expenses
Management fee	$ 1,423,058
Non-interested trustees' compensation	1,426
Total expenses before reductions	1,424,484
Expense reductions	(27,043)	1,397,441
Net investment income		1,887,328
Net realized gain (loss) on investment securities		34,964
Net increase in net assets resulting from operations		$ 1,922,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,887,328	$ 2,794,694
Net realized gain (loss)	34,964	32,985
Net increase (decrease) in net assets resulting from operations	1,922,292	2,827,679
Distributions to shareholders from net investment income	(1,887,328)	(2,794,694)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	400,930,209	289,910,688
Reinvestment of distributions	1,808,695	2,725,088
Cost of shares redeemed	(386,784,374)	(255,051,367)
Net increase (decrease) in net assets and shares resulting from share transactions	15,954,530	37,584,409
Total increase (decrease) in net assets	15,989,494	37,617,394

Net Assets
Beginning of period	278,322,242	240,704,848
End of period	$ 294,311,736	$ 278,322,242

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.011	.025	.037	.029
Distributions from net investment income	(.006)	(.011)	(.025)	(.037)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA, C	.65%	1.09%	2.50%	3.80%	2.91%
Ratios to Average Net AssetsB
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.46%	.47%	.50%	.50%
Net investment income	.66%	1.09%	2.45%	3.74%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 294,312	$ 278,322	$ 240,705	$ 213,847	$ 201,291

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Total returns do not include the effect of the former account closeout fee.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 18,073,557	|
Unrealized depreciation	(118,860)
Net unrealized appreciation (depreciation)	17,954,697
Undistributed ordinary income	9,601
Undistributed long-term capital gain	185,926

Cost for federal income tax purposes	$ 269,080,248

The tax character of distributions paid for the income fund was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 12,386,124	$ 12,638,897
Ordinary Income	54,127	14,195
Long-term Capital Gains	2,622,079	1,085,535
Total	$ 15,062,330	$ 13,738,627

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 135,775

Annual Report

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 5,284	$ 38,744

In addition, through an arrangement with Fidelity Pennsylvania Municipal Money Market Fund's custodian and transfer agent, $27,043 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984 or 1991

Trustee of Fidelity Municipal Trust (1984) and Fidelity Municipal Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Pennsylvania Municipal Money Market (2001) and Spartan Pennsylvania Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Municipal Trust (1987) and Fidelity Municipal Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001 or 2002

Trustee of Fidelity Municipal Trust (2002) and Fidelity Municipal Trust II (2001). Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust and Fidelity Municipal Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996- 1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Pennsylvania Municipal Money Market (2000) and Spartan Pennsylvania Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Pennsylvania Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Pennsylvania Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Pennsylvania Municipal Money Market and Spartan Pennsylvania Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay on February 9, 2004, to shareholders of record at the opening of business on February 6, 2004, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-UANN-0204
1.787740.100

Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan Short Intermediate Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 3.75% sales charge) A	-0.75%	3.81%	4.12%
Class T (incl. 2.75% sales charge) B	0.04%	3.97%	4.21%
Class B (incl. contingent deferred sales charge) C	-0.32%	4.51%	4.48%
Class C (incl. contingent deferred sales charge) D	1.53%	4.48%	4.46%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 3%, 0% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan Short-Intermediate Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Class T on December 31, 1993, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, Class B and Class C shares returned 3.12%, 2.87%, 2.67% and 2.53%, respectively, during the 12-month period. Those returns compared with the LipperSM Short-Intermediate Municipal Debt Funds Average, which returned 3.42%, and the Lehman Brothers 1-6 Year Municipal Bond Index returned 3.01%. The fund's underperformance of its peer average stemmed from its shorter duration, meaning it was less interest rate sensitive and, accordingly, benefited less from the bond market rally during the first half of 2003. Additionally, longer duration funds enjoyed a yield advantage. However, the fund's shorter duration helped it during the summer and fall when interest rates rose in response to improving economic conditions. Aiding performance was good sector and security selection. The fund's emphasis on essential services bonds - which are issued by providers of electricity, water and sewer services - was one example of advantageous security selection. The issuers' stable revenues helped these securities outperform tax-backed bonds during the period. The fund's stake in hospital bonds also worked in its favor, as many hospitals enjoyed better financial trends and, as a result, improving bond prices. Avoiding the lagging tobacco sector also boosted the fund's returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.0	14.6
Illinois	7.8	7.9
Washington	7.7	9.0
Massachusetts	6.6	7.6
New York	6.6	5.8
Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.3	43.9
Electric Utilities	15.1	17.0
Transportation	9.3	8.7
Escrowed/Pre-Refunded	6.2	6.1
Water & Sewer	6.0	8.4
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	3.3	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	2.9	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 58.4%	AAA 59.1%
AA,A 31.1%	AA,A 34.5%
BBB 7.0%	BBB 8.2%
Not Rated 1.1%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets* (2.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,223
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,611
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,000	1,092
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,174
Jefferson County Gen. Oblig. Series 2003 A:
3% 4/1/05 (MBIA Insured)	4,000	4,086
5% 4/1/06 (MBIA Insured)	3,000	3,218
5% 4/1/07 (MBIA Insured)	3,000	3,278
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,010	14,598
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,091
5% 2/1/08 (MBIA Insured)	1,475	1,628
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,281
		41,280
Alaska - 2.0%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (e)	3,630	3,700
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	2,052
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,599
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,953
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,844
Series B:
0% 6/30/05 (FSA Insured)	8,100	7,918
0% 6/30/07 (MBIA Insured)	7,050	6,468
0% 6/30/08 (MBIA Insured)	4,240	3,730
0% 6/30/06 (MBIA Insured)	3,500	3,325
Valdez Marine Term. Rev. (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	1,100	1,100
		37,689
Arizona - 1.4%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	2,160	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.): - continued
5% 10/1/06	$ 2,525	$ 2,735
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	2,983
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	827
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A, 5.25% 1/1/06	5,700	6,109
Series B:
7% 1/1/05	760	803
7% 1/1/05 (Escrowed to Maturity) (f)	1,240	1,311
Series D:
5.7% 1/1/04 (f)	65	65
5.7% 1/1/04	935	935
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,427
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,054
Tucson Street & Hwy. User Rev. 4.5% 7/1/05 (AMBAC Insured)	3,090	3,236
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/05 (FGIC Insured)	1,040	1,104
5.5% 7/1/06 (FGIC Insured)	980	1,069
		26,946
Arkansas - 0.2%
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured) (a)	1,000	1,062
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,063
4.25% 9/1/07 (FGIC Insured)	2,175	2,342
		4,467
California - 5.4%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,486
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	28,900	31,901
5.25% 5/1/10 (MBIA Insured)	1,100	1,245
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,057
5.125% 9/1/12	1,000	1,063
5.25% 11/1/08	1,045	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/11	$ 6,425	$ 7,010
5.5% 6/1/05	4,725	4,965
5.75% 10/1/08	1,085	1,212
6.4% 9/1/08	3,075	3,500
6.5% 9/1/10	1,740	2,025
California Pub. Works Board Lease Rev. (California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,181
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,273
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,389
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,671
5.5% 5/15/06 (e)	3,000	3,247
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (e)	2,000	2,051
5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,627
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 27A, 5% 5/1/05 (MBIA Insured) (e)	3,680	3,844
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,647
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	9,600	10,223
		100,763
Colorado - 0.9%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,643
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (f)	2,000	1,742
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (f)	9,025	4,284
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,459
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (e)	1,200	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	$ 2,200	$ 2,072
0% 9/1/07 (MBIA Insured)	3,200	2,903
		17,345
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2003 D, 5% 8/1/10 (FSA Insured)	3,000	3,380
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
3% 1/1/06 (AMBAC Insured)	1,305	1,338
5% 1/1/06 (AMBAC Insured)	1,000	1,062
5% 1/1/07 (AMBAC Insured)	1,000	1,083
5.25% 1/1/08 (AMBAC Insured)	935	1,032
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	3,800	4,210
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,490
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (b)	9,000	9,621
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (e)	1,000	1,038
4% 10/1/06 (FSA Insured) (e)	1,750	1,837
4% 10/1/07 (FSA Insured) (e)	1,000	1,056
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	7,106
		30,873
Florida - 5.6%
Brevard County Util. Rev.:
5% 3/1/05 (FGIC Insured)	1,445	1,508
5% 3/1/06 (FGIC Insured)	530	568
Broward County School District Series A:
5% 2/15/05	3,000	3,127
5% 2/15/08	5,810	6,429
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,649
5.2% 7/15/07 (AMBAC Insured)	8,500	9,405
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,408
Florida Ports Fing. Commission Rev. (State Trans. Trust Fund Proj.) 6% 6/1/05 (MBIA Insured) (e)	4,575	4,846
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	1,700	1,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	$ 20,300	$ 20,770
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,194
4.25%, tender 8/1/07 (b)(e)	6,000	6,115
Indian River County School District:
4% 4/1/05 (FSA Insured)	2,185	2,259
4% 4/1/06 (FSA Insured)	1,470	1,548
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/05 (AMBAC Insured)	2,900	3,033
5% 4/1/06 (AMBAC Insured)	3,365	3,617
5% 4/1/08 (AMBAC Insured)	2,825	3,135
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,661
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,285
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,603
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/05 (MBIA Insured) (a)	1,685	1,783
5.25% 10/1/10 (MBIA Insured) (a)	8,275	9,430
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,998
		104,275
Georgia - 2.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,555
Cobb County Solid Waste Mgt. Auth. Rev. Series 1995, 6.05% 1/1/05 (e)	1,000	1,045
Columbus Wtr. & Swr. Rev. 5.25% 5/1/05 (FSA Insured)	1,990	2,093
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,353
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,476
Georgia Gen. Oblig.:
Series A:
4% 5/1/05	7,000	7,250
5.8% 3/1/05	2,000	2,105
Series B, 6.25% 4/1/06	1,750	1,929
Series C, 6.5% 7/1/07	2,185	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	$ 7,050	$ 7,478
Gwinnett County Gen. Oblig. 4% 1/1/06	1,000	1,047
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,211
		42,053
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,845
Series 2001, 5.5% 7/1/05 (FGIC Insured) (e)	3,000	3,171
Hawaii Gen. Oblig.:
Series 2001 CV:
5% 8/1/05 (FGIC Insured)	3,610	3,809
5.5% 8/1/10 (FGIC Insured)	4,570	5,276
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,431
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,717
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	482
		23,731
Illinois - 7.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,480
5% 1/1/08 (MBIA Insured)	1,190	1,311
5% 1/1/07 (FGIC Insured)	1,000	1,088
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,087
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C:
5% 1/1/05 (AMBAC Insured) (e)	1,415	1,469
5% 1/1/07 (AMBAC Insured) (e)	2,670	2,872
5.25% 1/1/06 (AMBAC Insured) (e)	2,335	2,479
Series A, 6% 1/1/05 (AMBAC Insured)	1,030	1,079
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,564
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,818
Chicago Pub. Bldg. Commision Bldg. Rev. Series C, 5.5% 2/1/06 (FGIC Insured)	6,000	6,468
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,658
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	$ 6,000	$ 6,065
4.25% 6/1/08 (AMBAC Insured)	3,600	3,794
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,988
5% 11/15/07 (MBIA Insured)	5,000	5,527
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	5,001
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	6,102
Illinois Edl. Facilities Auth. Revs. (Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,634
Illinois Gen. Oblig.:
First Series:
5% 4/1/05 (FSA Insured)	3,000	3,136
5% 8/1/05	1,000	1,056
5% 8/1/06	8,160	8,815
5.25% 4/1/08 (MBIA Insured)	1,035	1,154
5.5% 8/1/10	1,405	1,613
Series A:
5% 10/1/09	2,600	2,905
5% 10/1/10	3,000	3,360
5% 6/1/07	6,250	6,836
Illinois Sales Tax Rev. 5.375% 6/15/08	4,170	4,686
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,614
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,701
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	524
5.25% 10/1/05 (FGIC Insured)	560	596
5.25% 10/1/06 (FGIC Insured)	695	759
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,704
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	$ 2,035	$ 2,245
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,302
		146,229
Indiana - 1.2%
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,343
5.5% 11/15/05	1,000	1,071
5.5% 11/15/06	1,000	1,091
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,368
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,212
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	10,000
		23,085
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series C, 2.25%, tender 9/1/04 (b)	7,000	6,995
4.75%, tender 10/1/07 (b)	2,400	2,561
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,765
		13,321
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,295
Louisiana - 0.9%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,980
4% 10/1/06 (FSA Insured)	1,990	2,107
4% 10/1/07 (FSA Insured)	1,065	1,136
4% 10/1/08 (FSA Insured)	1,105	1,180
4% 10/1/09 (FSA Insured)	1,090	1,162
5% 10/1/10 (FSA Insured)	1,325	1,490
New Orleans Gen. Oblig.:
4% 3/1/05 (MBIA Insured)	1,590	1,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
4% 3/1/06 (MBIA Insured)	$ 3,695	$ 3,879
5% 3/1/07 (MBIA Insured)	2,000	2,186
		16,759
Maryland - 0.8%
Anne Arundel County Gen. Oblig. 5% 3/1/06	6,200	6,657
Carroll County Gen. Oblig. 4% 11/1/04	1,000	1,024
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Series 2002 B, 5.25% 2/1/08	2,700	3,019
Series A, 5.25% 3/1/06	4,100	4,427
		15,127
Massachusetts - 4.9%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,298
5.875% 8/1/08	1,630	1,824
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,702
Series 2002 B, 5% 2/1/06	40,000	42,664
Series 2003 A, 5.375% 8/1/08	5,165	5,794
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	15,222
5.5% 10/1/10 (MBIA Insured)	1,130	1,300
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,271
Massachusetts Health & Edl. Facilities Auth. Rev. (Caritas Christi Oblig. Group Proj.):
5% 7/1/04	1,805	1,826
5.5% 7/1/05	1,000	1,026
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (e)	2,800	2,963
Series F, 5.625% 7/1/04 (e)	3,500	3,577
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,066
		92,533
Michigan - 2.0%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	1,500	1,647
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,262
5% 4/1/07 (FSA Insured) (a)	6,910	7,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Ferndale Gen. Oblig.:
3.5% 4/1/05 (FGIC Insured)	$ 1,280	$ 1,315
3.5% 4/1/06 (FGIC Insured)	1,960	2,038
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (f)	1,275	1,359
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (f)	11,985	13,192
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,544
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(e)	7,000	7,096
		37,661
Minnesota - 1.9%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,702
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,490
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,289
5.25% 12/1/10	500	529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,419
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/05	17,245	17,875
5% 1/1/06 (AMBAC Insured)	4,580	4,883
5% 1/1/08 (AMBAC Insured)	2,310	2,552
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,056
		34,795
Mississippi - 1.4%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,582
5% 9/1/07 (FSA Insured)	5,825	6,407
5% 9/1/08 (FSA Insured)	2,620	2,908
5.25% 9/1/09 (FSA Insured)	3,105	3,512
5.25% 9/1/11 (FSA Insured)	1,595	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.65%, tender 3/1/04 (b)(e)	$ 5,000	$ 5,022
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,285
		26,528
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(Elementary School Proj.) Series B, 5% 2/1/12 (FGIC Insured)	3,100	3,464
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,209
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series D, 6% 1/1/05	1,100	1,153
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,769
		8,595
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,996
Nebraska - 2.1%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	1,870	1,905
4% 1/15/06	1,000	1,046
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,452
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,352
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,586
0% 1/1/07 (MBIA Insured)	4,000	3,732
		39,073
Nevada - 1.5%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	840
5% 7/1/06 (AMBAC Insured) (e)	800	855
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,409
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,954
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,336
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/06 (MBIA Insured) (e)	$ 5,415	$ 5,785
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (MBIA Insured)	1,600	1,822
Series D, 5% 6/15/09 (MBIA Insured)	7,000	7,831
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,264
		28,035
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/05 (AMBAC Insured)	1,695	1,792
New Jersey - 1.3%
New Jersey Gen. Oblig. Series E, 6% 7/15/05	3,700	3,961
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,789
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,118
Series 2000 C, 5.25% 2/1/04 (AMBAC Insured)	10,000	10,029
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,769
		23,666
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	1,630	1,645
5% 7/1/09	5,170	5,702
		7,347
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 6.5% 3/1/04 (e)	1,540	1,549
New Mexico Gen. Oblig. 4% 3/1/05	9,875	10,191
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,759
		25,499
New York - 6.6%
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	1,520	1,651
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	$ 4,265	$ 4,378
5% 1/1/06	10,110	10,726
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	884
5% 9/1/12 (FGIC Insured)	1,500	1,644
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,868
Series A, 5.25% 11/1/14 (MBIA Insured)	600	669
Series E, 6% 8/1/11	1,250	1,380
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,106
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,977
New York City Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,879
4.5% 2/1/08	1,500	1,621
5% 2/1/09	2,000	2,224
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,538
Series 2003 A:
5% 1/1/06 (AMBAC Insured)	1,250	1,325
5% 1/1/07 (AMBAC Insured)	10,855	11,722
5% 3/15/08	2,000	2,196
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11 (MBIA Insured)	3,500	4,191
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,919
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/12	5,000	5,245
5.25% 6/1/13	17,500	18,526
Series B1, 5% 6/1/06	17,815	18,993
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,359
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,396
		124,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,278
127th Series:
5% 12/15/04 (AMBAC Insured) (e)	5,310	5,503
5% 12/15/06 (AMBAC Insured) (e)	4,965	5,394
5% 12/15/08 (AMBAC Insured) (e)	3,510	3,889
		16,064
North Carolina - 0.8%
Mecklenburg County Gen. Oblig. Series B, 3.25% 2/1/06	3,305	3,422
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,763
Series A, 5.5% 1/1/10	3,000	3,299
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,274
Series D, 5.375% 1/1/10	3,700	4,044
		15,827
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,172
Ohio - 3.8%
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/05 (FSA Insured) (e)	2,250	2,339
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,875
Columbus Gen. Oblig. Series 1, 5% 6/15/05	1,645	1,732
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,104
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,530
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,726
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	2,400	2,400
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	4,040
6% 10/1/05	5,600	6,039
Series A, 5% 4/1/11 (FGIC Insured)	1,000	1,127
Ohio Gen. Oblig.:
Series 2003 A, 4% 3/15/05	9,245	9,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5% 2/1/05	$ 8,550	$ 8,897
Series IIA, 5.25% 12/1/05	5,000	5,354
Ohio Rev. Series 2003-1, 5% 6/15/08 (a)	5,000	5,545
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,759
5% 12/1/06 (FSA Insured)	3,600	3,932
5% 12/1/07 (FSA Insured)	1,285	1,427
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,365
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,179
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,057
		71,975
Oklahoma - 0.7%
Oklahoma City Gen. Oblig. 4% 3/1/05 (FGIC Insured)	1,955	2,018
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,986
5% 5/1/06	3,200	3,444
		13,448
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond:
5.5% 6/1/05 (FGIC Insured)	1,000	1,058
5.5% 6/1/06 (FGIC Insured)	2,610	2,847
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,277
5.25% 8/1/06 (FSA Insured)	1,280	1,379
5.25% 8/1/07 (FSA Insured)	1,350	1,481
5.25% 8/1/08 (FSA Insured)	1,425	1,582
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13	3,365	3,894
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,178
		14,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	$ 2,545	$ 2,670
5.5% 6/15/06	3,065	3,277
5.5% 6/15/07	2,000	2,163
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,772
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,273
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(e)	6,200	6,317
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,918
Pennsylvania State Univ.:
5% 3/1/05	6,935	7,234
5% 3/1/06	7,280	7,795
Philadelphia Gas Works Rev. First Series A, 5.25% 7/1/05 (FSA Insured)	5,000	5,269
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,592
5% 5/15/07 (FSA Insured)	5,500	6,026
5% 5/15/08 (FSA Insured)	5,000	5,537
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	2,032
		55,875
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,312
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,381
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,877
		5,570
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	3,011
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,684
Richland County School District #1 4.75% 3/1/11 (FSA Insured)	2,520	2,788
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 2,042
5% 1/1/09 (FSA Insured)	1,945	2,173
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	1,705	1,819
5% 1/1/07 (FSA Insured)	4,105	4,474
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,428
Series D:
5% 1/1/06	2,500	2,664
5% 1/1/07	5,000	5,436
		33,636
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,372
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,767
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,582
4.5% 9/1/08 (MBIA Insured)	1,620	1,763
4.5% 9/1/09 (MBIA Insured)	1,685	1,840
4% 9/1/05 (MBIA Insured)	1,445	1,507
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,792
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,517
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,684
		33,824
Texas - 14.0%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,455
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/04 (MBIA Insured) (e)	3,215	3,362
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	1,026
6.5% 11/15/05 (MBIA Insured) (e)	6,870	7,452
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (f)	3,380	3,608
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
Series A:
0% 11/15/10 (MBIA Insured)	$ 3,100	$ 2,448
5.5% 11/15/06	5,000	5,123
Birdville Independent School District 5% 2/15/10	1,300	1,453
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(e)	6,500	6,810
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,238
4% 3/1/06 (FSA Insured)	1,285	1,349
5% 3/1/07 (FSA Insured)	2,735	2,983
Corpus Christi Util. Sys. Rev. 3% 7/15/05 (FSA Insured)	1,285	1,317
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,132
4.5% 2/15/06	2,245	2,377
5% 2/15/08	2,000	2,211
5% 2/15/10	1,300	1,453
5% 2/15/11	4,940	5,532
Deer Park Independent School District 6% 2/15/05	2,000	2,106
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,071
5% 3/1/07 (AMBAC Insured)	2,000	2,183
5% 3/1/08 (AMBAC Insured)	2,770	3,060
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,043
5% 3/1/06	1,000	1,071
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,400
4% 2/15/08 (FSA Insured)	1,145	1,221
5% 2/15/10 (FSA Insured)	1,710	1,912
4% 2/15/06 (FSA Insured)	2,975	3,119
4% 2/15/07 (FSA Insured)	3,115	3,305
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,031
4% 2/15/06	500	524
0% 2/15/07	1,610	1,494
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,080
Houston Gen. Oblig.:
Series A, 5% 3/1/05	8,800	9,177
Series A1, 5% 3/1/11 (MBIA Insured)	3,335	3,737
5% 3/1/09 (MBIA Insured)	1,700	1,898
Houston Wtr. & Swr. Sys. Rev. Series B:
5.5% 12/1/07 (AMBAC Insured)	5,455	6,138
5.5% 12/1/08 (AMBAC Insured)	6,000	6,830
Killeen Independent School District 4% 2/15/08	1,200	1,280
La Porte Independent School District 4% 2/15/08	2,000	2,133
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,363
McKinney Independent School District 5% 2/15/05	2,280	2,376
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,056
New Braunfels Independent School District 0% 2/1/07	2,000	1,858
North East Texas Independent School District 7% 2/1/11	3,600	4,402
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,219
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,931
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,504
Pasadena Independent School District 5% 2/15/05	11,445	11,926
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,212
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (b)	6,000	6,019
Rockwall Independent School District:
4% 2/15/05	1,155	1,191
4% 2/15/06	2,370	2,485
5% 2/15/07	3,510	3,829
5% 2/15/08	3,825	4,229
5% 2/15/09	4,690	5,231
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	986
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,806
5.25% 2/1/07	2,500	2,736
5.25% 2/1/08	1,000	1,111
Texas A&M Univ. Rev. 5.75% 5/15/05	3,000	3,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/06 (e)	$ 6,770	$ 7,232
5% 8/1/11 (e)	3,000	3,243
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,776
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,178
0% 2/1/05 (MBIA Insured)	3,725	3,672
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,868
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,554
5% 2/15/11 (AMBAC Insured)	1,250	1,398
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,318
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,320
5% 8/1/07 (MBIA Insured)	1,595	1,751
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,848
4.5% 7/1/06	1,220	1,269
5% 7/1/07	1,000	1,057
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,144
3.75% 2/15/07 (FSA Insured)	5,100	5,369
4% 2/15/08 (FSA Insured)	5,265	5,605
Webb County Gen. Oblig.:
5% 2/15/04 (FGIC Insured)	705	708
5% 2/15/05 (FGIC Insured)	1,005	1,047
5% 2/15/06 (FGIC Insured)	1,055	1,128
5% 2/15/07 (FGIC Insured)	1,110	1,211
5% 2/15/08 (FGIC Insured)	1,170	1,294
Wichita Falls Independent School District 0% 2/1/10	2,325	1,892
		263,124
Utah - 1.0%
Box Elder County School District 5% 6/15/05	3,620	3,812
Salt Lake City School District Series A, 6.25% 3/1/13 (Pre-Refunded to 3/1/05 @ 100) (f)	3,695	3,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,872
0% 10/1/12 (AMBAC Insured)	3,800	2,723
0% 10/1/13 (AMBAC Insured)	3,760	2,565
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,038
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/05 (FSA Insured)	1,550	1,629
		18,551
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,036
Washington - 7.7%
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,465
5% 1/1/07 (FSA Insured)	1,395	1,516
5.25% 1/1/08 (FSA Insured)	1,515	1,683
5.25% 1/1/09 (FSA Insured)	1,595	1,788
5% 1/1/11 (MBIA Insured)	1,680	1,876
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,789
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,173
5.75% 12/1/15 (FSA Insured)	2,500	2,874
King County Swr. Rev. Series B:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	3,000	3,196
5% 1/1/07 (FSA Insured)	5,000	5,434
5.25% 1/1/08 (FSA Insured)	3,500	3,888
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (e)	2,330	2,518
5.5% 2/1/06 (MBIA Insured) (e)	4,250	4,554
5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,321
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,067
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,639
4.5% 12/1/09 (FGIC Insured)	1,000	1,089
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,772
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,944
4% 1/1/08 (MBIA Insured)	33,175	35,347
5.5% 7/1/11	3,500	3,987
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,180
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,397
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,394
		143,825
Wisconsin - 1.3%
Wisconsin Clean Wtr. Rev. Series 2, 5% 6/1/05 (MBIA Insured)	4,840	5,084
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,716
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,079
5% 8/15/10	1,870	2,001
		23,880
TOTAL MUNICIPAL BONDS (Cost $1,772,670)		1,816,236
Municipal Notes - 2.5%

Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 2.23%, VRDN (b)(e)	4,950	4,950
Massachusetts - 1.7%
Acton & Boxborough Reg'l. School District BAN 3.5% 4/1/05	8,000	8,216
Lynnfield Gen. Oblig. BAN 2.5% 3/1/05	24,000	24,342
		32,558
Municipal Notes - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 2.1%, VRDN (b)(e)	$ 6,000	$ 6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 2.23%, VRDN (b)(e)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $47,669)		47,708
Money Market Funds - 0.8%
	Shares
Fidelity Municipal Cash Central Fund, 1.3% (c)(d) (Cost $14,115)	14,115,000	14,115
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,834,454)		1,878,059
NET OTHER ASSETS - (0.2)%		(3,707)
NET ASSETS - 100%		$ 1,874,352
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,223,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,600
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.3%
Electric Utilities	15.1
Transportation	9.3
Escrowed/Pre-Refunded	6.2
Water & Sewer	6.0
Health Care	5.8
Education	5.4
Others* (individually less than 5%)	6.9
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $815,297,000 and $610,795,000, respectively.
Income Tax Information
The fund hereby designates approximately $12,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2003

Assets
Investment in securities, at value (cost $1,834,454) - See accompanying schedule		$ 1,878,059
Cash		92
Receivable for fund shares sold		3,158
Interest receivable		24,458
Prepaid expenses		11
Total assets		1,905,778

Liabilities
Payable for investments purchased Regular delivery	$ 12
Delayed delivery	27,159
Payable for fund shares redeemed	2,597
Distributions payable	869
Accrued management fee	585
Distribution fees payable	11
Other affiliated payables	145
Other payables and accrued expenses	48
Total liabilities		31,426

Net Assets		$ 1,874,352
Net Assets consist of:
Paid in capital		$ 1,829,370
Undistributed net investment income		351
Accumulated undistributed net realized gain (loss) on investments		1,026
Net unrealized appreciation (depreciation) on investments		43,605
Net Assets		$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,104 ÷ 867 shares)	$ 10.50

Maximum offering price per share (100/96.25 of $10.50)	$ 10.91
Class T: Net Asset Value and redemption price per share ($12,104 ÷ 1,155 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class B: Net Asset Value and offering price per share ($2,455 ÷ 234 shares) A	$ 10.49

Class C: Net Asset Value and offering price per share ($7,584.1 ÷ 723.39 shares) A	$ 10.48

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,842,691 ÷ 175,754 shares)	$ 10.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($414.3 ÷ 39.511 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Interest		$ 56,981

Expenses
Management fee	$ 6,841
Transfer agent fees	1,292
Distribution fees	36
Accounting fees and expenses	414
Non-interested trustees' compensation	9
Custodian fees and expenses	29
Registration fees	179
Audit	55
Legal	27
Miscellaneous	7
Total expenses before reductions	8,889
Expense reductions	(308)	8,581
Net investment income (loss)		48,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,019
Swap agreements	(1,302)
Total net realized gain (loss)		12,717
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,702)
Swap agreements	131
Total change in net unrealized appreciation (depreciation)		(8,571)
Net gain (loss)		4,146
Net increase (decrease) in net assets resulting from operations		$ 52,546

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,400	$ 44,777
Net realized gain (loss)	12,717	10,257
Change in net unrealized appreciation (depreciation)	(8,571)	30,522
Net increase (decrease) in net assets resulting from operations	52,546	85,556
Distributions to shareholders from net investment income	(48,268)	(44,681)
Distributions to shareholders from net realized gain	(12,396)	(9,372)
Total distributions	(60,664)	(54,053)
Share transactions - net increase (decrease)	199,628	467,957
Redemption fees	43	66
Total increase (decrease) in net assets	191,553	499,526

Net Assets
Beginning of period	1,682,799	1,183,273
End of period (including undistributed net investment income of $351 and undistributed net investment income of $238, respectively)	$ 1,874,352	$ 1,682,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.115
Net realized and unrealized gain (loss)	.071
Total from investment operations	.186
Distributions from net investment income	(.111)
Distributions from net realized gain	(.065)
Total distributions	(.176)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.50
Total Return B, C, D	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.110
Net realized and unrealized gain (loss)	.050
Total from investment operations	.160
Distributions from net investment income	(.105)
Distributions from net realized gain	(.065)
Total distributions	(.170)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 12
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.081
Net realized and unrealized gain (loss)	.059
Total from investment operations	.140
Distributions from net investment income	(.075)
Distributions from net realized gain	(.065)
Total distributions	(.140)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.49
Total Return B, C, D	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.40% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.077
Net realized and unrealized gain (loss)	.048
Total from investment operations	.125
Distributions from net investment income	(.070)
Distributions from net realized gain	(.065)
Total distributions	(.135)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2003	2002	2001	2000 F	2000 H	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.283 D	.336 D	.396 D, G	.139 D	.399 D	.395
Net realized and unrealized gain (loss)	.030	.317	.173 G	.092	.034	(.150)
Total from investment operations	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	(.003)	-
Total distributions	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D, I	-D, I	-D, I	-	-	-
Net asset value, end of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total Return B, C	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.49% A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49% A	.54%	.55%
Expenses net of all reductions	.47%	.45%	.41%	.45% A	.54%	.55%
Net investment income (loss)	2.69%	3.23%	3.85% G	4.17% A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	34%	38%	43%	106% A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.125
Net realized and unrealized gain (loss)	.059
Total from investment operations	.184
Distributions from net investment income	(.119)
Distributions from net realized gain	(.065)
Total distributions	(.184)
Redemption fees added to paid in capitalD	- G
Net asset value, end of period	$ 10.49
Total Return B, C	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A
Expenses net of voluntary waivers, if any	.48% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares on July 23, 2003. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 44,793,540	|
Unrealized depreciation	(865,706)
Net unrealized appreciation (depreciation)	43,927,834
Undistributed ordinary income	27,223
Cost for federal income tax purposes	$ 1,834,130,928

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 48,268,450	$ 44,746,408
Long-term Capital Gains	12,396,165	9,306,879
Total	$ 60,664,615	$ 54,053,287

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,665	$ -
Class T	0%	.25%	6,191	-
Class B	.65%	.25%	6,237	4,590
Class C	.75%	.25%	20,491	18,306
			$ 35,584	$ 22,896

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,303
Class T	2,690
Class B*	-
Class C*	1,331
$ 14,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1,566	.09*
Class T	2,565	.10*
Class B	575	.08*
Class C	1,852	.09*
Spartan Short Intermediate Municipal Income	1,285,080.07
Institutional Class	83	.06*
	$ 1,291,721

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,679 for the period.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $69,192.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $20,921 and $170,069, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 48
Class T	67
Class B	19
Class C	53
Spartan Short-Intermediate Municipal Income	47,919
Institutional Class	5
	$ 48,111

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2003	2002
From net investment income
Class A	$ 41,170	$ -
Class T	55,194	-
Class B	11,175	-
Class C	30,513	-
Spartan Short-Intermediate Municipal Income	48,127,109	44,681,023
Institutional Class	3,289	-
Total	$ 48,268,450	$ 44,681,023
From net realized gain
Class A	$ 38,125	$ -
Class T	64,235	-
Class B	14,227	-
Class C	43,979	-
Spartan Short-Intermediate Municipal Income	12,233,045	9,372,264
Institutional Class	2,554	-
Total	$ 12,396,165	$ 9,372,264

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended December 31,
	2003	2002	2003	2002
	Shares		Dollars
Class A
Shares sold	945,702	-	$ 9,928,421	$ -
Reinvestment of distributions	5,258	-	55,287	-
Shares redeemed	(83,727)	-	(881,839)	-
Net increase (decrease)	867,233	-	$ 9,101,869	$ -
Class T
Shares sold	1,169,015	-	$ 12,268,522	$ -
Reinvestment of distributions	7,662	-	80,416	-
Shares redeemed	(21,964)	-	(231,439)	-
Net increase (decrease)	1,154,713	-	$ 12,117,499	$ -
Class B
Shares sold	233,819	-	$ 2,453,550	$ -
Reinvestment of distributions	1,571	-	16,518	-
Shares redeemed	(1,490)	-	(15,701)	-
Net increase (decrease)	233,900	-	$ 2,454,367	$ -
Class C
Shares sold	776,760	-	$ 8,149,505	$ -
Reinvestment of distributions	3,424	-	35,965	-
Shares redeemed	(56,795)	-	(598,264)	-
Net increase (decrease)	723,389	-	$ 7,587,206	$ -
Spartan Short-Intermediate Municipal Income
Shares sold	89,460,531	111,439,341	$ 942,789,927	$ 1,162,261,393
Reinvestment of distributions	4,591,399	4,243,826	48,317,099	44,278,450
Shares redeemed	(78,186,633)	(71,046,928)	(823,154,240)	(738,583,535)
Net increase (decrease)	15,865,297	44,636,239	$ 167,952,786	$ 467,956,308
Institutional Class
Shares sold	41,387	-	$ 434,150	$ -
Reinvestment of distributions	399	-	4,193	-
Shares redeemed	(2,275)	-	(24,000)	-
Net increase (decrease)	39,511	-	$ 414,343	$ -

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2004

Annual Report

Trustees and Officers

The Trustees , Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Short-Intermediate Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Short-Intermediate Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Short-Intermediate Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Short-Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Short-Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Short-Intermediate Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Short-Intermediate Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Short-Intermediate Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 15.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASTM-UANN-0204
1.796655.100

Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.11%	4.60%	4.52%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Spartan® Short-Intermediate Municipal Income Fund, the original retail class of the fund

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income - Institutional Class on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Fidelity Advisor Short-Intermediate Municipal Income Fund Institutional Class shares returned 3.11% during the 12-month period, lagging the LipperSM Short-Intermediate Municipal Debt Funds Average, which returned 3.42%. Additionally, the Lehman Brothers 1-6 Year Municipal Bond Index returned 3.01%. The fund's underperformance of its peer average stemmed from its shorter duration, meaning it was less interest rate sensitive and, accordingly, benefited less from the bond market rally during the first half of 2003. Additionally, longer duration funds enjoyed a yield advantage. However, the fund's shorter duration helped it during the summer and fall when interest rates rose in response to improving economic conditions. Aiding performance was good sector and security selection. The fund's emphasis on essential services bonds - which are issued by providers of electricity, water and sewer services - was one example of advantageous security selection. The issuers' stable revenues helped these securities outperform tax-backed bonds during the period. The fund's stake in hospital bonds also worked in its favor, as many hospitals enjoyed better financial trends and, as a result, improving bond prices. Avoiding the lagging tobacco sector also boosted the fund's returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.0	14.6
Illinois	7.8	7.9
Washington	7.7	9.0
Massachusetts	6.6	7.6
New York	6.6	5.8
Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.3	43.9
Electric Utilities	15.1	17.0
Transportation	9.3	8.7
Escrowed/Pre-Refunded	6.2	6.1
Water & Sewer	6.0	8.4
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	3.3	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	2.9	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 58.4%	AAA 59.1%
AA,A 31.1%	AA,A 34.5%
BBB 7.0%	BBB 8.2%
Not Rated 1.1%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets* (2.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,223
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,611
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,000	1,092
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,174
Jefferson County Gen. Oblig. Series 2003 A:
3% 4/1/05 (MBIA Insured)	4,000	4,086
5% 4/1/06 (MBIA Insured)	3,000	3,218
5% 4/1/07 (MBIA Insured)	3,000	3,278
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,010	14,598
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,091
5% 2/1/08 (MBIA Insured)	1,475	1,628
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,281
		41,280
Alaska - 2.0%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (e)	3,630	3,700
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	2,052
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,599
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,953
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,844
Series B:
0% 6/30/05 (FSA Insured)	8,100	7,918
0% 6/30/07 (MBIA Insured)	7,050	6,468
0% 6/30/08 (MBIA Insured)	4,240	3,730
0% 6/30/06 (MBIA Insured)	3,500	3,325
Valdez Marine Term. Rev. (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	1,100	1,100
		37,689
Arizona - 1.4%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	2,160	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.): - continued
5% 10/1/06	$ 2,525	$ 2,735
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	2,983
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	827
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A, 5.25% 1/1/06	5,700	6,109
Series B:
7% 1/1/05	760	803
7% 1/1/05 (Escrowed to Maturity) (f)	1,240	1,311
Series D:
5.7% 1/1/04 (f)	65	65
5.7% 1/1/04	935	935
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,427
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,054
Tucson Street & Hwy. User Rev. 4.5% 7/1/05 (AMBAC Insured)	3,090	3,236
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/05 (FGIC Insured)	1,040	1,104
5.5% 7/1/06 (FGIC Insured)	980	1,069
		26,946
Arkansas - 0.2%
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured) (a)	1,000	1,062
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,063
4.25% 9/1/07 (FGIC Insured)	2,175	2,342
		4,467
California - 5.4%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,486
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	28,900	31,901
5.25% 5/1/10 (MBIA Insured)	1,100	1,245
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,057
5.125% 9/1/12	1,000	1,063
5.25% 11/1/08	1,045	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/11	$ 6,425	$ 7,010
5.5% 6/1/05	4,725	4,965
5.75% 10/1/08	1,085	1,212
6.4% 9/1/08	3,075	3,500
6.5% 9/1/10	1,740	2,025
California Pub. Works Board Lease Rev. (California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,181
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,273
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,389
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,671
5.5% 5/15/06 (e)	3,000	3,247
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (e)	2,000	2,051
5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,627
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 27A, 5% 5/1/05 (MBIA Insured) (e)	3,680	3,844
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,647
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	9,600	10,223
		100,763
Colorado - 0.9%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,643
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (f)	2,000	1,742
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (f)	9,025	4,284
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,459
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (e)	1,200	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	$ 2,200	$ 2,072
0% 9/1/07 (MBIA Insured)	3,200	2,903
		17,345
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2003 D, 5% 8/1/10 (FSA Insured)	3,000	3,380
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
3% 1/1/06 (AMBAC Insured)	1,305	1,338
5% 1/1/06 (AMBAC Insured)	1,000	1,062
5% 1/1/07 (AMBAC Insured)	1,000	1,083
5.25% 1/1/08 (AMBAC Insured)	935	1,032
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	3,800	4,210
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,490
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (b)	9,000	9,621
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (e)	1,000	1,038
4% 10/1/06 (FSA Insured) (e)	1,750	1,837
4% 10/1/07 (FSA Insured) (e)	1,000	1,056
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	7,106
		30,873
Florida - 5.6%
Brevard County Util. Rev.:
5% 3/1/05 (FGIC Insured)	1,445	1,508
5% 3/1/06 (FGIC Insured)	530	568
Broward County School District Series A:
5% 2/15/05	3,000	3,127
5% 2/15/08	5,810	6,429
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,649
5.2% 7/15/07 (AMBAC Insured)	8,500	9,405
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,408
Florida Ports Fing. Commission Rev. (State Trans. Trust Fund Proj.) 6% 6/1/05 (MBIA Insured) (e)	4,575	4,846
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	1,700	1,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	$ 20,300	$ 20,770
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,194
4.25%, tender 8/1/07 (b)(e)	6,000	6,115
Indian River County School District:
4% 4/1/05 (FSA Insured)	2,185	2,259
4% 4/1/06 (FSA Insured)	1,470	1,548
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/05 (AMBAC Insured)	2,900	3,033
5% 4/1/06 (AMBAC Insured)	3,365	3,617
5% 4/1/08 (AMBAC Insured)	2,825	3,135
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,661
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,285
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,603
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/05 (MBIA Insured) (a)	1,685	1,783
5.25% 10/1/10 (MBIA Insured) (a)	8,275	9,430
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,998
		104,275
Georgia - 2.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,555
Cobb County Solid Waste Mgt. Auth. Rev. Series 1995, 6.05% 1/1/05 (e)	1,000	1,045
Columbus Wtr. & Swr. Rev. 5.25% 5/1/05 (FSA Insured)	1,990	2,093
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,353
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,476
Georgia Gen. Oblig.:
Series A:
4% 5/1/05	7,000	7,250
5.8% 3/1/05	2,000	2,105
Series B, 6.25% 4/1/06	1,750	1,929
Series C, 6.5% 7/1/07	2,185	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	$ 7,050	$ 7,478
Gwinnett County Gen. Oblig. 4% 1/1/06	1,000	1,047
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,211
		42,053
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,845
Series 2001, 5.5% 7/1/05 (FGIC Insured) (e)	3,000	3,171
Hawaii Gen. Oblig.:
Series 2001 CV:
5% 8/1/05 (FGIC Insured)	3,610	3,809
5.5% 8/1/10 (FGIC Insured)	4,570	5,276
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,431
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,717
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	482
		23,731
Illinois - 7.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,480
5% 1/1/08 (MBIA Insured)	1,190	1,311
5% 1/1/07 (FGIC Insured)	1,000	1,088
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,087
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C:
5% 1/1/05 (AMBAC Insured) (e)	1,415	1,469
5% 1/1/07 (AMBAC Insured) (e)	2,670	2,872
5.25% 1/1/06 (AMBAC Insured) (e)	2,335	2,479
Series A, 6% 1/1/05 (AMBAC Insured)	1,030	1,079
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,564
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,818
Chicago Pub. Bldg. Commision Bldg. Rev. Series C, 5.5% 2/1/06 (FGIC Insured)	6,000	6,468
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,658
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	$ 6,000	$ 6,065
4.25% 6/1/08 (AMBAC Insured)	3,600	3,794
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,988
5% 11/15/07 (MBIA Insured)	5,000	5,527
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	5,001
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	6,102
Illinois Edl. Facilities Auth. Revs. (Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,634
Illinois Gen. Oblig.:
First Series:
5% 4/1/05 (FSA Insured)	3,000	3,136
5% 8/1/05	1,000	1,056
5% 8/1/06	8,160	8,815
5.25% 4/1/08 (MBIA Insured)	1,035	1,154
5.5% 8/1/10	1,405	1,613
Series A:
5% 10/1/09	2,600	2,905
5% 10/1/10	3,000	3,360
5% 6/1/07	6,250	6,836
Illinois Sales Tax Rev. 5.375% 6/15/08	4,170	4,686
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,614
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,701
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	524
5.25% 10/1/05 (FGIC Insured)	560	596
5.25% 10/1/06 (FGIC Insured)	695	759
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,704
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	$ 2,035	$ 2,245
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,302
		146,229
Indiana - 1.2%
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,343
5.5% 11/15/05	1,000	1,071
5.5% 11/15/06	1,000	1,091
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,368
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,212
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	10,000
		23,085
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series C, 2.25%, tender 9/1/04 (b)	7,000	6,995
4.75%, tender 10/1/07 (b)	2,400	2,561
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,765
		13,321
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,295
Louisiana - 0.9%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,980
4% 10/1/06 (FSA Insured)	1,990	2,107
4% 10/1/07 (FSA Insured)	1,065	1,136
4% 10/1/08 (FSA Insured)	1,105	1,180
4% 10/1/09 (FSA Insured)	1,090	1,162
5% 10/1/10 (FSA Insured)	1,325	1,490
New Orleans Gen. Oblig.:
4% 3/1/05 (MBIA Insured)	1,590	1,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
4% 3/1/06 (MBIA Insured)	$ 3,695	$ 3,879
5% 3/1/07 (MBIA Insured)	2,000	2,186
		16,759
Maryland - 0.8%
Anne Arundel County Gen. Oblig. 5% 3/1/06	6,200	6,657
Carroll County Gen. Oblig. 4% 11/1/04	1,000	1,024
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Series 2002 B, 5.25% 2/1/08	2,700	3,019
Series A, 5.25% 3/1/06	4,100	4,427
		15,127
Massachusetts - 4.9%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,298
5.875% 8/1/08	1,630	1,824
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,702
Series 2002 B, 5% 2/1/06	40,000	42,664
Series 2003 A, 5.375% 8/1/08	5,165	5,794
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	15,222
5.5% 10/1/10 (MBIA Insured)	1,130	1,300
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,271
Massachusetts Health & Edl. Facilities Auth. Rev. (Caritas Christi Oblig. Group Proj.):
5% 7/1/04	1,805	1,826
5.5% 7/1/05	1,000	1,026
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (e)	2,800	2,963
Series F, 5.625% 7/1/04 (e)	3,500	3,577
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,066
		92,533
Michigan - 2.0%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	1,500	1,647
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,262
5% 4/1/07 (FSA Insured) (a)	6,910	7,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Ferndale Gen. Oblig.:
3.5% 4/1/05 (FGIC Insured)	$ 1,280	$ 1,315
3.5% 4/1/06 (FGIC Insured)	1,960	2,038
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (f)	1,275	1,359
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (f)	11,985	13,192
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,544
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(e)	7,000	7,096
		37,661
Minnesota - 1.9%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,702
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,490
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,289
5.25% 12/1/10	500	529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,419
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/05	17,245	17,875
5% 1/1/06 (AMBAC Insured)	4,580	4,883
5% 1/1/08 (AMBAC Insured)	2,310	2,552
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,056
		34,795
Mississippi - 1.4%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,582
5% 9/1/07 (FSA Insured)	5,825	6,407
5% 9/1/08 (FSA Insured)	2,620	2,908
5.25% 9/1/09 (FSA Insured)	3,105	3,512
5.25% 9/1/11 (FSA Insured)	1,595	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.65%, tender 3/1/04 (b)(e)	$ 5,000	$ 5,022
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,285
		26,528
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(Elementary School Proj.) Series B, 5% 2/1/12 (FGIC Insured)	3,100	3,464
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,209
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series D, 6% 1/1/05	1,100	1,153
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,769
		8,595
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,996
Nebraska - 2.1%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	1,870	1,905
4% 1/15/06	1,000	1,046
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,452
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,352
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,586
0% 1/1/07 (MBIA Insured)	4,000	3,732
		39,073
Nevada - 1.5%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	840
5% 7/1/06 (AMBAC Insured) (e)	800	855
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,409
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,954
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,336
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/06 (MBIA Insured) (e)	$ 5,415	$ 5,785
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (MBIA Insured)	1,600	1,822
Series D, 5% 6/15/09 (MBIA Insured)	7,000	7,831
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,264
		28,035
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/05 (AMBAC Insured)	1,695	1,792
New Jersey - 1.3%
New Jersey Gen. Oblig. Series E, 6% 7/15/05	3,700	3,961
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,789
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,118
Series 2000 C, 5.25% 2/1/04 (AMBAC Insured)	10,000	10,029
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,769
		23,666
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	1,630	1,645
5% 7/1/09	5,170	5,702
		7,347
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 6.5% 3/1/04 (e)	1,540	1,549
New Mexico Gen. Oblig. 4% 3/1/05	9,875	10,191
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,759
		25,499
New York - 6.6%
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	1,520	1,651
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	$ 4,265	$ 4,378
5% 1/1/06	10,110	10,726
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	884
5% 9/1/12 (FGIC Insured)	1,500	1,644
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,868
Series A, 5.25% 11/1/14 (MBIA Insured)	600	669
Series E, 6% 8/1/11	1,250	1,380
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,106
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,977
New York City Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,879
4.5% 2/1/08	1,500	1,621
5% 2/1/09	2,000	2,224
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,538
Series 2003 A:
5% 1/1/06 (AMBAC Insured)	1,250	1,325
5% 1/1/07 (AMBAC Insured)	10,855	11,722
5% 3/15/08	2,000	2,196
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11 (MBIA Insured)	3,500	4,191
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,919
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/12	5,000	5,245
5.25% 6/1/13	17,500	18,526
Series B1, 5% 6/1/06	17,815	18,993
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,359
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,396
		124,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,278
127th Series:
5% 12/15/04 (AMBAC Insured) (e)	5,310	5,503
5% 12/15/06 (AMBAC Insured) (e)	4,965	5,394
5% 12/15/08 (AMBAC Insured) (e)	3,510	3,889
		16,064
North Carolina - 0.8%
Mecklenburg County Gen. Oblig. Series B, 3.25% 2/1/06	3,305	3,422
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,763
Series A, 5.5% 1/1/10	3,000	3,299
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,274
Series D, 5.375% 1/1/10	3,700	4,044
		15,827
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,172
Ohio - 3.8%
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/05 (FSA Insured) (e)	2,250	2,339
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,875
Columbus Gen. Oblig. Series 1, 5% 6/15/05	1,645	1,732
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,104
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,530
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,726
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	2,400	2,400
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	4,040
6% 10/1/05	5,600	6,039
Series A, 5% 4/1/11 (FGIC Insured)	1,000	1,127
Ohio Gen. Oblig.:
Series 2003 A, 4% 3/15/05	9,245	9,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5% 2/1/05	$ 8,550	$ 8,897
Series IIA, 5.25% 12/1/05	5,000	5,354
Ohio Rev. Series 2003-1, 5% 6/15/08 (a)	5,000	5,545
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,759
5% 12/1/06 (FSA Insured)	3,600	3,932
5% 12/1/07 (FSA Insured)	1,285	1,427
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,365
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,179
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,057
		71,975
Oklahoma - 0.7%
Oklahoma City Gen. Oblig. 4% 3/1/05 (FGIC Insured)	1,955	2,018
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,986
5% 5/1/06	3,200	3,444
		13,448
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond:
5.5% 6/1/05 (FGIC Insured)	1,000	1,058
5.5% 6/1/06 (FGIC Insured)	2,610	2,847
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,277
5.25% 8/1/06 (FSA Insured)	1,280	1,379
5.25% 8/1/07 (FSA Insured)	1,350	1,481
5.25% 8/1/08 (FSA Insured)	1,425	1,582
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13	3,365	3,894
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,178
		14,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	$ 2,545	$ 2,670
5.5% 6/15/06	3,065	3,277
5.5% 6/15/07	2,000	2,163
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,772
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,273
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(e)	6,200	6,317
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,918
Pennsylvania State Univ.:
5% 3/1/05	6,935	7,234
5% 3/1/06	7,280	7,795
Philadelphia Gas Works Rev. First Series A, 5.25% 7/1/05 (FSA Insured)	5,000	5,269
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,592
5% 5/15/07 (FSA Insured)	5,500	6,026
5% 5/15/08 (FSA Insured)	5,000	5,537
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	2,032
		55,875
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,312
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,381
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,877
		5,570
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	3,011
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,684
Richland County School District #1 4.75% 3/1/11 (FSA Insured)	2,520	2,788
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 2,042
5% 1/1/09 (FSA Insured)	1,945	2,173
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	1,705	1,819
5% 1/1/07 (FSA Insured)	4,105	4,474
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,428
Series D:
5% 1/1/06	2,500	2,664
5% 1/1/07	5,000	5,436
		33,636
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,372
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,767
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,582
4.5% 9/1/08 (MBIA Insured)	1,620	1,763
4.5% 9/1/09 (MBIA Insured)	1,685	1,840
4% 9/1/05 (MBIA Insured)	1,445	1,507
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,792
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,517
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,684
		33,824
Texas - 14.0%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,455
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/04 (MBIA Insured) (e)	3,215	3,362
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	1,026
6.5% 11/15/05 (MBIA Insured) (e)	6,870	7,452
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (f)	3,380	3,608
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
Series A:
0% 11/15/10 (MBIA Insured)	$ 3,100	$ 2,448
5.5% 11/15/06	5,000	5,123
Birdville Independent School District 5% 2/15/10	1,300	1,453
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(e)	6,500	6,810
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,238
4% 3/1/06 (FSA Insured)	1,285	1,349
5% 3/1/07 (FSA Insured)	2,735	2,983
Corpus Christi Util. Sys. Rev. 3% 7/15/05 (FSA Insured)	1,285	1,317
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,132
4.5% 2/15/06	2,245	2,377
5% 2/15/08	2,000	2,211
5% 2/15/10	1,300	1,453
5% 2/15/11	4,940	5,532
Deer Park Independent School District 6% 2/15/05	2,000	2,106
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,071
5% 3/1/07 (AMBAC Insured)	2,000	2,183
5% 3/1/08 (AMBAC Insured)	2,770	3,060
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,043
5% 3/1/06	1,000	1,071
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,400
4% 2/15/08 (FSA Insured)	1,145	1,221
5% 2/15/10 (FSA Insured)	1,710	1,912
4% 2/15/06 (FSA Insured)	2,975	3,119
4% 2/15/07 (FSA Insured)	3,115	3,305
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,031
4% 2/15/06	500	524
0% 2/15/07	1,610	1,494
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,080
Houston Gen. Oblig.:
Series A, 5% 3/1/05	8,800	9,177
Series A1, 5% 3/1/11 (MBIA Insured)	3,335	3,737
5% 3/1/09 (MBIA Insured)	1,700	1,898
Houston Wtr. & Swr. Sys. Rev. Series B:
5.5% 12/1/07 (AMBAC Insured)	5,455	6,138
5.5% 12/1/08 (AMBAC Insured)	6,000	6,830
Killeen Independent School District 4% 2/15/08	1,200	1,280
La Porte Independent School District 4% 2/15/08	2,000	2,133
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,363
McKinney Independent School District 5% 2/15/05	2,280	2,376
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,056
New Braunfels Independent School District 0% 2/1/07	2,000	1,858
North East Texas Independent School District 7% 2/1/11	3,600	4,402
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,219
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,931
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,504
Pasadena Independent School District 5% 2/15/05	11,445	11,926
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,212
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (b)	6,000	6,019
Rockwall Independent School District:
4% 2/15/05	1,155	1,191
4% 2/15/06	2,370	2,485
5% 2/15/07	3,510	3,829
5% 2/15/08	3,825	4,229
5% 2/15/09	4,690	5,231
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	986
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,806
5.25% 2/1/07	2,500	2,736
5.25% 2/1/08	1,000	1,111
Texas A&M Univ. Rev. 5.75% 5/15/05	3,000	3,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/06 (e)	$ 6,770	$ 7,232
5% 8/1/11 (e)	3,000	3,243
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,776
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,178
0% 2/1/05 (MBIA Insured)	3,725	3,672
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,868
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,554
5% 2/15/11 (AMBAC Insured)	1,250	1,398
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,318
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,320
5% 8/1/07 (MBIA Insured)	1,595	1,751
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,848
4.5% 7/1/06	1,220	1,269
5% 7/1/07	1,000	1,057
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,144
3.75% 2/15/07 (FSA Insured)	5,100	5,369
4% 2/15/08 (FSA Insured)	5,265	5,605
Webb County Gen. Oblig.:
5% 2/15/04 (FGIC Insured)	705	708
5% 2/15/05 (FGIC Insured)	1,005	1,047
5% 2/15/06 (FGIC Insured)	1,055	1,128
5% 2/15/07 (FGIC Insured)	1,110	1,211
5% 2/15/08 (FGIC Insured)	1,170	1,294
Wichita Falls Independent School District 0% 2/1/10	2,325	1,892
		263,124
Utah - 1.0%
Box Elder County School District 5% 6/15/05	3,620	3,812
Salt Lake City School District Series A, 6.25% 3/1/13 (Pre-Refunded to 3/1/05 @ 100) (f)	3,695	3,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,872
0% 10/1/12 (AMBAC Insured)	3,800	2,723
0% 10/1/13 (AMBAC Insured)	3,760	2,565
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,038
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/05 (FSA Insured)	1,550	1,629
		18,551
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,036
Washington - 7.7%
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,465
5% 1/1/07 (FSA Insured)	1,395	1,516
5.25% 1/1/08 (FSA Insured)	1,515	1,683
5.25% 1/1/09 (FSA Insured)	1,595	1,788
5% 1/1/11 (MBIA Insured)	1,680	1,876
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,789
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,173
5.75% 12/1/15 (FSA Insured)	2,500	2,874
King County Swr. Rev. Series B:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	3,000	3,196
5% 1/1/07 (FSA Insured)	5,000	5,434
5.25% 1/1/08 (FSA Insured)	3,500	3,888
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (e)	2,330	2,518
5.5% 2/1/06 (MBIA Insured) (e)	4,250	4,554
5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,321
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,067
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,639
4.5% 12/1/09 (FGIC Insured)	1,000	1,089
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,772
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,944
4% 1/1/08 (MBIA Insured)	33,175	35,347
5.5% 7/1/11	3,500	3,987
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,180
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,397
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,394
		143,825
Wisconsin - 1.3%
Wisconsin Clean Wtr. Rev. Series 2, 5% 6/1/05 (MBIA Insured)	4,840	5,084
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,716
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,079
5% 8/15/10	1,870	2,001
		23,880
TOTAL MUNICIPAL BONDS (Cost $1,772,670)		1,816,236
Municipal Notes - 2.5%

Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 2.23%, VRDN (b)(e)	4,950	4,950
Massachusetts - 1.7%
Acton & Boxborough Reg'l. School District BAN 3.5% 4/1/05	8,000	8,216
Lynnfield Gen. Oblig. BAN 2.5% 3/1/05	24,000	24,342
		32,558
Municipal Notes - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 2.1%, VRDN (b)(e)	$ 6,000	$ 6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 2.23%, VRDN (b)(e)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $47,669)		47,708
Money Market Funds - 0.8%
	Shares
Fidelity Municipal Cash Central Fund, 1.3% (c)(d) (Cost $14,115)	14,115,000	14,115
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,834,454)		1,878,059
NET OTHER ASSETS - (0.2)%		(3,707)
NET ASSETS - 100%		$ 1,874,352
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,223,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,600
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.3%
Electric Utilities	15.1
Transportation	9.3
Escrowed/Pre-Refunded	6.2
Water & Sewer	6.0
Health Care	5.8
Education	5.4
Others* (individually less than 5%)	6.9
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $815,297,000 and $610,795,000, respectively.
Income Tax Information
The fund hereby designates approximately $12,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2003

Assets
Investment in securities, at value (cost $1,834,454) - See accompanying schedule		$ 1,878,059
Cash		92
Receivable for fund shares sold		3,158
Interest receivable		24,458
Prepaid expenses		11
Total assets		1,905,778

Liabilities
Payable for investments purchased Regular delivery	$ 12
Delayed delivery	27,159
Payable for fund shares redeemed	2,597
Distributions payable	869
Accrued management fee	585
Distribution fees payable	11
Other affiliated payables	145
Other payables and accrued expenses	48
Total liabilities		31,426

Net Assets		$ 1,874,352
Net Assets consist of:
Paid in capital		$ 1,829,370
Undistributed net investment income		351
Accumulated undistributed net realized gain (loss) on investments		1,026
Net unrealized appreciation (depreciation) on investments		43,605
Net Assets		$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,104 ÷ 867 shares)	$ 10.50

Maximum offering price per share (100/96.25 of $10.50)	$ 10.91
Class T: Net Asset Value and redemption price per share ($12,104 ÷ 1,155 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class B: Net Asset Value and offering price per share ($2,455 ÷ 234 shares) A	$ 10.49

Class C: Net Asset Value and offering price per share ($7,584.1 ÷ 723.39 shares) A	$ 10.48

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,842,691 ÷ 175,754 shares)	$ 10.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($414.3 ÷ 39.511 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Interest		$ 56,981

Expenses
Management fee	$ 6,841
Transfer agent fees	1,292
Distribution fees	36
Accounting fees and expenses	414
Non-interested trustees' compensation	9
Custodian fees and expenses	29
Registration fees	179
Audit	55
Legal	27
Miscellaneous	7
Total expenses before reductions	8,889
Expense reductions	(308)	8,581
Net investment income (loss)		48,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,019
Swap agreements	(1,302)
Total net realized gain (loss)		12,717
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,702)
Swap agreements	131
Total change in net unrealized appreciation (depreciation)		(8,571)
Net gain (loss)		4,146
Net increase (decrease) in net assets resulting from operations		$ 52,546

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,400	$ 44,777
Net realized gain (loss)	12,717	10,257
Change in net unrealized appreciation (depreciation)	(8,571)	30,522
Net increase (decrease) in net assets resulting from operations	52,546	85,556
Distributions to shareholders from net investment income	(48,268)	(44,681)
Distributions to shareholders from net realized gain	(12,396)	(9,372)
Total distributions	(60,664)	(54,053)
Share transactions - net increase (decrease)	199,628	467,957
Redemption fees	43	66
Total increase (decrease) in net assets	191,553	499,526

Net Assets
Beginning of period	1,682,799	1,183,273
End of period (including undistributed net investment income of $351 and undistributed net investment income of $238, respectively)	$ 1,874,352	$ 1,682,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.115
Net realized and unrealized gain (loss)	.071
Total from investment operations	.186
Distributions from net investment income	(.111)
Distributions from net realized gain	(.065)
Total distributions	(.176)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.50
Total Return B, C, D	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.110
Net realized and unrealized gain (loss)	.050
Total from investment operations	.160
Distributions from net investment income	(.105)
Distributions from net realized gain	(.065)
Total distributions	(.170)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 12
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.081
Net realized and unrealized gain (loss)	.059
Total from investment operations	.140
Distributions from net investment income	(.075)
Distributions from net realized gain	(.065)
Total distributions	(.140)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.49
Total Return B, C, D	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.40% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.077
Net realized and unrealized gain (loss)	.048
Total from investment operations	.125
Distributions from net investment income	(.070)
Distributions from net realized gain	(.065)
Total distributions	(.135)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2003	2002	2001	2000 F	2000 H	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.283 D	.336 D	.396 D, G	.139 D	.399 D	.395
Net realized and unrealized gain (loss)	.030	.317	.173 G	.092	.034	(.150)
Total from investment operations	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	(.003)	-
Total distributions	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D, I	-D, I	-D, I	-	-	-
Net asset value, end of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total Return B, C	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.49% A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49% A	.54%	.55%
Expenses net of all reductions	.47%	.45%	.41%	.45% A	.54%	.55%
Net investment income (loss)	2.69%	3.23%	3.85% G	4.17% A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	34%	38%	43%	106% A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.125
Net realized and unrealized gain (loss)	.059
Total from investment operations	.184
Distributions from net investment income	(.119)
Distributions from net realized gain	(.065)
Total distributions	(.184)
Redemption fees added to paid in capitalD	- G
Net asset value, end of period	$ 10.49
Total Return B, C	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A
Expenses net of voluntary waivers, if any	.48% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares on July 23, 2003. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 44,793,540	|
Unrealized depreciation	(865,706)
Net unrealized appreciation (depreciation)	43,927,834
Undistributed ordinary income	27,223
Cost for federal income tax purposes	$ 1,834,130,928

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 48,268,450	$ 44,746,408
Long-term Capital Gains	12,396,165	9,306,879
Total	$ 60,664,615	$ 54,053,287

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,665	$ -
Class T	0%	.25%	6,191	-
Class B	.65%	.25%	6,237	4,590
Class C	.75%	.25%	20,491	18,306
			$ 35,584	$ 22,896

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,303
Class T	2,690
Class B*	-
Class C*	1,331
$ 14,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1,566	.09*
Class T	2,565	.10*
Class B	575	.08*
Class C	1,852	.09*
Spartan Short Intermediate Municipal Income	1,285,080.07
Institutional Class	83	.06*
	$ 1,291,721

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,679 for the period.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $69,192.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $20,921 and $170,069, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 48
Class T	67
Class B	19
Class C	53
Spartan Short-Intermediate Municipal Income	47,919
Institutional Class	5
	$ 48,111

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2003	2002
From net investment income
Class A	$ 41,170	$ -
Class T	55,194	-
Class B	11,175	-
Class C	30,513	-
Spartan Short-Intermediate Municipal Income	48,127,109	44,681,023
Institutional Class	3,289	-
Total	$ 48,268,450	$ 44,681,023
From net realized gain
Class A	$ 38,125	$ -
Class T	64,235	-
Class B	14,227	-
Class C	43,979	-
Spartan Short-Intermediate Municipal Income	12,233,045	9,372,264
Institutional Class	2,554	-
Total	$ 12,396,165	$ 9,372,264

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended December 31,
	2003	2002	2003	2002
	Shares		Dollars
Class A
Shares sold	945,702	-	$ 9,928,421	$ -
Reinvestment of distributions	5,258	-	55,287	-
Shares redeemed	(83,727)	-	(881,839)	-
Net increase (decrease)	867,233	-	$ 9,101,869	$ -
Class T
Shares sold	1,169,015	-	$ 12,268,522	$ -
Reinvestment of distributions	7,662	-	80,416	-
Shares redeemed	(21,964)	-	(231,439)	-
Net increase (decrease)	1,154,713	-	$ 12,117,499	$ -
Class B
Shares sold	233,819	-	$ 2,453,550	$ -
Reinvestment of distributions	1,571	-	16,518	-
Shares redeemed	(1,490)	-	(15,701)	-
Net increase (decrease)	233,900	-	$ 2,454,367	$ -
Class C
Shares sold	776,760	-	$ 8,149,505	$ -
Reinvestment of distributions	3,424	-	35,965	-
Shares redeemed	(56,795)	-	(598,264)	-
Net increase (decrease)	723,389	-	$ 7,587,206	$ -
Spartan Short-Intermediate Municipal Income
Shares sold	89,460,531	111,439,341	$ 942,789,927	$ 1,162,261,393
Reinvestment of distributions	4,591,399	4,243,826	48,317,099	44,278,450
Shares redeemed	(78,186,633)	(71,046,928)	(823,154,240)	(738,583,535)
Net increase (decrease)	15,865,297	44,636,239	$ 167,952,786	$ 467,956,308
Institutional Class
Shares sold	41,387	-	$ 434,150	$ -
Reinvestment of distributions	399	-	4,193	-
Shares redeemed	(2,275)	-	(24,000)	-
Net increase (decrease)	39,511	-	$ 414,343	$ -

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2004

Annual Report

Trustees and Officers

The Trustees , Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Short-Intermediate Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Short-Intermediate Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Short-Intermediate Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Short-Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Short-Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Short-Intermediate Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Short-Intermediate Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Short-Intermediate Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 15.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASTMI-UANN-0204
1.796657.100

Spartan®

Short-Intermediate
Municipal Income

Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® Short-Intermediate Municipal Income Fund	3.01%	4.58%	4.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Short-Intermediate Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Short-Intermediate Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Short-Intermediate Municipal Income Fund returned 3.01% during the 12-month period, lagging the LipperSM Short-Intermediate Municipal Debt Funds Average, which returned 3.42%. Additionally, the Lehman Brothers 1-6 Year Municipal Bond Index returned 3.01%. The fund's underperformance of its peer average stemmed from its shorter duration, meaning it was less interest rate sensitive and, accordingly, benefited less from the bond market rally during the first half of 2003. Additionally, longer duration funds enjoyed a yield advantage. However, the fund's shorter duration helped it during the summer and fall when interest rates rose in response to improving economic conditions. Aiding performance was good sector and security selection. The fund's emphasis on essential services bonds - which are issued by providers of electricity, water and sewer services - was one example of advantageous security selection. The issuers' stable revenues helped these securities outperform tax-backed bonds during the period. The fund's stake in hospital bonds also worked in its favor, as many hospitals enjoyed better financial trends and, as a result, improving bond prices. Avoiding the lagging tobacco sector also boosted the fund's returns.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	14.0	14.6
Illinois	7.8	7.9
Washington	7.7	9.0
Massachusetts	6.6	7.6
New York	6.6	5.8
Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.3	43.9
Electric Utilities	15.1	17.0
Transportation	9.3	8.7
Escrowed/Pre-Refunded	6.2	6.1
Water & Sewer	6.0	8.4
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	3.3	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	2.9	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 58.4%	AAA 59.1%
AA,A 31.1%	AA,A 34.5%
BBB 7.0%	BBB 8.2%
Not Rated 1.1%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets* (2.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (f)	$ 2,000	$ 2,223
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,611
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,000	1,092
5.25% 10/1/08 (MBIA Insured) (e)	2,900	3,174
Jefferson County Gen. Oblig. Series 2003 A:
3% 4/1/05 (MBIA Insured)	4,000	4,086
5% 4/1/06 (MBIA Insured)	3,000	3,218
5% 4/1/07 (MBIA Insured)	3,000	3,278
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	13,010	14,598
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,091
5% 2/1/08 (MBIA Insured)	1,475	1,628
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,281
		41,280
Alaska - 2.0%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (e)	3,630	3,700
5.15% 7/1/05 (AMBAC Insured) (e)	1,950	2,052
5.85% 7/1/13 (AMBAC Insured) (e)	3,285	3,599
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (f)	2,500	2,953
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,844
Series B:
0% 6/30/05 (FSA Insured)	8,100	7,918
0% 6/30/07 (MBIA Insured)	7,050	6,468
0% 6/30/08 (MBIA Insured)	4,240	3,730
0% 6/30/06 (MBIA Insured)	3,500	3,325
Valdez Marine Term. Rev. (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	1,100	1,100
		37,689
Arizona - 1.4%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	2,160	2,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.): - continued
5% 10/1/06	$ 2,525	$ 2,735
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	2,983
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	827
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A, 5.25% 1/1/06	5,700	6,109
Series B:
7% 1/1/05	760	803
7% 1/1/05 (Escrowed to Maturity) (f)	1,240	1,311
Series D:
5.7% 1/1/04 (f)	65	65
5.7% 1/1/04	935	935
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,427
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,054
Tucson Street & Hwy. User Rev. 4.5% 7/1/05 (AMBAC Insured)	3,090	3,236
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/05 (FGIC Insured)	1,040	1,104
5.5% 7/1/06 (FGIC Insured)	980	1,069
		26,946
Arkansas - 0.2%
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured) (a)	1,000	1,062
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,063
4.25% 9/1/07 (FGIC Insured)	2,175	2,342
		4,467
California - 5.4%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,486
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	28,900	31,901
5.25% 5/1/10 (MBIA Insured)	1,100	1,245
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,057
5.125% 9/1/12	1,000	1,063
5.25% 11/1/08	1,045	1,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/11	$ 6,425	$ 7,010
5.5% 6/1/05	4,725	4,965
5.75% 10/1/08	1,085	1,212
6.4% 9/1/08	3,075	3,500
6.5% 9/1/10	1,740	2,025
California Pub. Works Board Lease Rev. (California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,181
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,273
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,389
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (e)	3,490	3,671
5.5% 5/15/06 (e)	3,000	3,247
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (e)	2,000	2,051
5.5% 8/1/06 (AMBAC Insured) (e)	1,495	1,627
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 27A, 5% 5/1/05 (MBIA Insured) (e)	3,680	3,844
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,647
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	9,600	10,223
		100,763
Colorado - 0.9%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (f)	4,500	3,643
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (f)	2,000	1,742
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (f)	9,025	4,284
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,459
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (e)	1,200	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	$ 2,200	$ 2,072
0% 9/1/07 (MBIA Insured)	3,200	2,903
		17,345
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2003 D, 5% 8/1/10 (FSA Insured)	3,000	3,380
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
3% 1/1/06 (AMBAC Insured)	1,305	1,338
5% 1/1/06 (AMBAC Insured)	1,000	1,062
5% 1/1/07 (AMBAC Insured)	1,000	1,083
5.25% 1/1/08 (AMBAC Insured)	935	1,032
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	3,800	4,210
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,490
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (b)	9,000	9,621
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (e)	1,000	1,038
4% 10/1/06 (FSA Insured) (e)	1,750	1,837
4% 10/1/07 (FSA Insured) (e)	1,000	1,056
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (e)	6,460	7,106
		30,873
Florida - 5.6%
Brevard County Util. Rev.:
5% 3/1/05 (FGIC Insured)	1,445	1,508
5% 3/1/06 (FGIC Insured)	530	568
Broward County School District Series A:
5% 2/15/05	3,000	3,127
5% 2/15/08	5,810	6,429
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,649
5.2% 7/15/07 (AMBAC Insured)	8,500	9,405
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,408
Florida Ports Fing. Commission Rev. (State Trans. Trust Fund Proj.) 6% 6/1/05 (MBIA Insured) (e)	4,575	4,846
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	1,700	1,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	$ 20,300	$ 20,770
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,194
4.25%, tender 8/1/07 (b)(e)	6,000	6,115
Indian River County School District:
4% 4/1/05 (FSA Insured)	2,185	2,259
4% 4/1/06 (FSA Insured)	1,470	1,548
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/05 (AMBAC Insured)	2,900	3,033
5% 4/1/06 (AMBAC Insured)	3,365	3,617
5% 4/1/08 (AMBAC Insured)	2,825	3,135
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,661
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,285
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (e)	1,500	1,603
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/05 (MBIA Insured) (a)	1,685	1,783
5.25% 10/1/10 (MBIA Insured) (a)	8,275	9,430
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,998
		104,275
Georgia - 2.2%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (f)	6,000	6,555
Cobb County Solid Waste Mgt. Auth. Rev. Series 1995, 6.05% 1/1/05 (e)	1,000	1,045
Columbus Wtr. & Swr. Rev. 5.25% 5/1/05 (FSA Insured)	1,990	2,093
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,353
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,476
Georgia Gen. Oblig.:
Series A:
4% 5/1/05	7,000	7,250
5.8% 3/1/05	2,000	2,105
Series B, 6.25% 4/1/06	1,750	1,929
Series C, 6.5% 7/1/07	2,185	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	$ 7,050	$ 7,478
Gwinnett County Gen. Oblig. 4% 1/1/06	1,000	1,047
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,211
		42,053
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,850	4,845
Series 2001, 5.5% 7/1/05 (FGIC Insured) (e)	3,000	3,171
Hawaii Gen. Oblig.:
Series 2001 CV:
5% 8/1/05 (FGIC Insured)	3,610	3,809
5.5% 8/1/10 (FGIC Insured)	4,570	5,276
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,431
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,717
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	482
		23,731
Illinois - 7.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,480
5% 1/1/08 (MBIA Insured)	1,190	1,311
5% 1/1/07 (FGIC Insured)	1,000	1,088
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,087
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C:
5% 1/1/05 (AMBAC Insured) (e)	1,415	1,469
5% 1/1/07 (AMBAC Insured) (e)	2,670	2,872
5.25% 1/1/06 (AMBAC Insured) (e)	2,335	2,479
Series A, 6% 1/1/05 (AMBAC Insured)	1,030	1,079
5.5% 1/1/10 (AMBAC Insured) (e)	5,000	5,564
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,818
Chicago Pub. Bldg. Commision Bldg. Rev. Series C, 5.5% 2/1/06 (FGIC Insured)	6,000	6,468
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,658
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,908
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	$ 6,000	$ 6,065
4.25% 6/1/08 (AMBAC Insured)	3,600	3,794
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,988
5% 11/15/07 (MBIA Insured)	5,000	5,527
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	5,001
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	6,102
Illinois Edl. Facilities Auth. Revs. (Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,634
Illinois Gen. Oblig.:
First Series:
5% 4/1/05 (FSA Insured)	3,000	3,136
5% 8/1/05	1,000	1,056
5% 8/1/06	8,160	8,815
5.25% 4/1/08 (MBIA Insured)	1,035	1,154
5.5% 8/1/10	1,405	1,613
Series A:
5% 10/1/09	2,600	2,905
5% 10/1/10	3,000	3,360
5% 6/1/07	6,250	6,836
Illinois Sales Tax Rev. 5.375% 6/15/08	4,170	4,686
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,614
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,831
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,701
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	524
5.25% 10/1/05 (FGIC Insured)	560	596
5.25% 10/1/06 (FGIC Insured)	695	759
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,704
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	$ 2,035	$ 2,245
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,302
		146,229
Indiana - 1.2%
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,343
5.5% 11/15/05	1,000	1,071
5.5% 11/15/06	1,000	1,091
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,368
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,212
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	10,000
		23,085
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series C, 2.25%, tender 9/1/04 (b)	7,000	6,995
4.75%, tender 10/1/07 (b)	2,400	2,561
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,765
		13,321
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (e)	1,185	1,295
Louisiana - 0.9%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,980
4% 10/1/06 (FSA Insured)	1,990	2,107
4% 10/1/07 (FSA Insured)	1,065	1,136
4% 10/1/08 (FSA Insured)	1,105	1,180
4% 10/1/09 (FSA Insured)	1,090	1,162
5% 10/1/10 (FSA Insured)	1,325	1,490
New Orleans Gen. Oblig.:
4% 3/1/05 (MBIA Insured)	1,590	1,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
4% 3/1/06 (MBIA Insured)	$ 3,695	$ 3,879
5% 3/1/07 (MBIA Insured)	2,000	2,186
		16,759
Maryland - 0.8%
Anne Arundel County Gen. Oblig. 5% 3/1/06	6,200	6,657
Carroll County Gen. Oblig. 4% 11/1/04	1,000	1,024
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Series 2002 B, 5.25% 2/1/08	2,700	3,019
Series A, 5.25% 3/1/06	4,100	4,427
		15,127
Massachusetts - 4.9%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,298
5.875% 8/1/08	1,630	1,824
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	5,000	5,702
Series 2002 B, 5% 2/1/06	40,000	42,664
Series 2003 A, 5.375% 8/1/08	5,165	5,794
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	15,222
5.5% 10/1/10 (MBIA Insured)	1,130	1,300
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,271
Massachusetts Health & Edl. Facilities Auth. Rev. (Caritas Christi Oblig. Group Proj.):
5% 7/1/04	1,805	1,826
5.5% 7/1/05	1,000	1,026
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (e)	2,800	2,963
Series F, 5.625% 7/1/04 (e)	3,500	3,577
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,066
		92,533
Michigan - 2.0%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	1,500	1,647
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,262
5% 4/1/07 (FSA Insured) (a)	6,910	7,208
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Ferndale Gen. Oblig.:
3.5% 4/1/05 (FGIC Insured)	$ 1,280	$ 1,315
3.5% 4/1/06 (FGIC Insured)	1,960	2,038
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (f)	1,275	1,359
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (f)	11,985	13,192
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,544
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(e)	7,000	7,096
		37,661
Minnesota - 1.9%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,702
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	1,420	1,490
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,289
5.25% 12/1/10	500	529
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,419
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/05	17,245	17,875
5% 1/1/06 (AMBAC Insured)	4,580	4,883
5% 1/1/08 (AMBAC Insured)	2,310	2,552
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,056
		34,795
Mississippi - 1.4%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,582
5% 9/1/07 (FSA Insured)	5,825	6,407
5% 9/1/08 (FSA Insured)	2,620	2,908
5.25% 9/1/09 (FSA Insured)	3,105	3,512
5.25% 9/1/11 (FSA Insured)	1,595	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.65%, tender 3/1/04 (b)(e)	$ 5,000	$ 5,022
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (e)	1,190	1,285
		26,528
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(Elementary School Proj.) Series B, 5% 2/1/12 (FGIC Insured)	3,100	3,464
Series A, 5% 2/1/08 (FGIC Insured)	2,000	2,209
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series D, 6% 1/1/05	1,100	1,153
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,769
		8,595
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,996
Nebraska - 2.1%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	1,870	1,905
4% 1/15/06	1,000	1,046
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,452
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,352
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,586
0% 1/1/07 (MBIA Insured)	4,000	3,732
		39,073
Nevada - 1.5%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (e)	800	840
5% 7/1/06 (AMBAC Insured) (e)	800	855
5% 7/1/08 (AMBAC Insured) (e)	2,215	2,409
5% 7/1/09 (AMBAC Insured) (e)	2,700	2,954
5% 7/1/10 (AMBAC Insured) (e)	1,225	1,336
5% 7/1/11 (AMBAC Insured) (e)	1,790	1,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/06 (MBIA Insured) (e)	$ 5,415	$ 5,785
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (MBIA Insured)	1,600	1,822
Series D, 5% 6/15/09 (MBIA Insured)	7,000	7,831
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,264
		28,035
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/05 (AMBAC Insured)	1,695	1,792
New Jersey - 1.3%
New Jersey Gen. Oblig. Series E, 6% 7/15/05	3,700	3,961
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,789
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,118
Series 2000 C, 5.25% 2/1/04 (AMBAC Insured)	10,000	10,029
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,769
		23,666
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	1,630	1,645
5% 7/1/09	5,170	5,702
		7,347
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 6.5% 3/1/04 (e)	1,540	1,549
New Mexico Gen. Oblig. 4% 3/1/05	9,875	10,191
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,759
		25,499
New York - 6.6%
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (f)	1,520	1,651
5.375% 7/1/09 (Escrowed to Maturity) (f)	3,635	4,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	$ 4,265	$ 4,378
5% 1/1/06	10,110	10,726
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	884
5% 9/1/12 (FGIC Insured)	1,500	1,644
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,868
Series A, 5.25% 11/1/14 (MBIA Insured)	600	669
Series E, 6% 8/1/11	1,250	1,380
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,106
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,977
New York City Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	1,750	1,879
4.5% 2/1/08	1,500	1,621
5% 2/1/09	2,000	2,224
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,538
Series 2003 A:
5% 1/1/06 (AMBAC Insured)	1,250	1,325
5% 1/1/07 (AMBAC Insured)	10,855	11,722
5% 3/15/08	2,000	2,196
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11 (MBIA Insured)	3,500	4,191
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (f)	2,615	2,919
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/12	5,000	5,245
5.25% 6/1/13	17,500	18,526
Series B1, 5% 6/1/06	17,815	18,993
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (f)	3,745	4,359
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (f)	10,000	11,396
		124,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,200	$ 1,278
127th Series:
5% 12/15/04 (AMBAC Insured) (e)	5,310	5,503
5% 12/15/06 (AMBAC Insured) (e)	4,965	5,394
5% 12/15/08 (AMBAC Insured) (e)	3,510	3,889
		16,064
North Carolina - 0.8%
Mecklenburg County Gen. Oblig. Series B, 3.25% 2/1/06	3,305	3,422
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,763
Series A, 5.5% 1/1/10	3,000	3,299
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,274
Series D, 5.375% 1/1/10	3,700	4,044
		15,827
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,172
Ohio - 3.8%
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/05 (FSA Insured) (e)	2,250	2,339
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,875
Columbus Gen. Oblig. Series 1, 5% 6/15/05	1,645	1,732
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	2,104
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,530
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,726
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	2,400	2,400
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	4,040
6% 10/1/05	5,600	6,039
Series A, 5% 4/1/11 (FGIC Insured)	1,000	1,127
Ohio Gen. Oblig.:
Series 2003 A, 4% 3/15/05	9,245	9,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Gen. Oblig.: - continued
Series A, 5% 2/1/05	$ 8,550	$ 8,897
Series IIA, 5.25% 12/1/05	5,000	5,354
Ohio Rev. Series 2003-1, 5% 6/15/08 (a)	5,000	5,545
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,759
5% 12/1/06 (FSA Insured)	3,600	3,932
5% 12/1/07 (FSA Insured)	1,285	1,427
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,365
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,179
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,057
		71,975
Oklahoma - 0.7%
Oklahoma City Gen. Oblig. 4% 3/1/05 (FGIC Insured)	1,955	2,018
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,986
5% 5/1/06	3,200	3,444
		13,448
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond:
5.5% 6/1/05 (FGIC Insured)	1,000	1,058
5.5% 6/1/06 (FGIC Insured)	2,610	2,847
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,277
5.25% 8/1/06 (FSA Insured)	1,280	1,379
5.25% 8/1/07 (FSA Insured)	1,350	1,481
5.25% 8/1/08 (FSA Insured)	1,425	1,582
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13	3,365	3,894
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,178
		14,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	$ 2,545	$ 2,670
5.5% 6/15/06	3,065	3,277
5.5% 6/15/07	2,000	2,163
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,772
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,273
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(e)	6,200	6,317
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,918
Pennsylvania State Univ.:
5% 3/1/05	6,935	7,234
5% 3/1/06	7,280	7,795
Philadelphia Gas Works Rev. First Series A, 5.25% 7/1/05 (FSA Insured)	5,000	5,269
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,592
5% 5/15/07 (FSA Insured)	5,500	6,026
5% 5/15/08 (FSA Insured)	5,000	5,537
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	2,032
		55,875
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,312
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,381
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,877
		5,570
South Carolina - 1.8%
Berkeley County School District 7% 4/1/07	2,615	3,011
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,684
Richland County School District #1 4.75% 3/1/11 (FSA Insured)	2,520	2,788
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	$ 1,850	$ 2,042
5% 1/1/09 (FSA Insured)	1,945	2,173
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	1,705	1,819
5% 1/1/07 (FSA Insured)	4,105	4,474
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,428
Series D:
5% 1/1/06	2,500	2,664
5% 1/1/07	5,000	5,436
		33,636
Tennessee - 1.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,372
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,767
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
4% 9/1/06 (MBIA Insured)	1,500	1,582
4.5% 9/1/08 (MBIA Insured)	1,620	1,763
4.5% 9/1/09 (MBIA Insured)	1,685	1,840
4% 9/1/05 (MBIA Insured)	1,445	1,507
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (e)	1,675	1,792
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (f)	15,750	11,517
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (f)	15,130	9,684
		33,824
Texas - 14.0%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (f)	6,820	3,455
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/04 (MBIA Insured) (e)	3,215	3,362
6.5% 11/15/05 (Escrowed to Maturity) (e)(f)	940	1,026
6.5% 11/15/05 (MBIA Insured) (e)	6,870	7,452
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (f)	3,380	3,608
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
Series A:
0% 11/15/10 (MBIA Insured)	$ 3,100	$ 2,448
5.5% 11/15/06	5,000	5,123
Birdville Independent School District 5% 2/15/10	1,300	1,453
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(e)	6,500	6,810
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,238
4% 3/1/06 (FSA Insured)	1,285	1,349
5% 3/1/07 (FSA Insured)	2,735	2,983
Corpus Christi Util. Sys. Rev. 3% 7/15/05 (FSA Insured)	1,285	1,317
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,132
4.5% 2/15/06	2,245	2,377
5% 2/15/08	2,000	2,211
5% 2/15/10	1,300	1,453
5% 2/15/11	4,940	5,532
Deer Park Independent School District 6% 2/15/05	2,000	2,106
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,071
5% 3/1/07 (AMBAC Insured)	2,000	2,183
5% 3/1/08 (AMBAC Insured)	2,770	3,060
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,043
5% 3/1/06	1,000	1,071
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,400
4% 2/15/08 (FSA Insured)	1,145	1,221
5% 2/15/10 (FSA Insured)	1,710	1,912
4% 2/15/06 (FSA Insured)	2,975	3,119
4% 2/15/07 (FSA Insured)	3,115	3,305
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,031
4% 2/15/06	500	524
0% 2/15/07	1,610	1,494
Harris County Gen. Oblig. Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	$ 3,710	$ 4,080
Houston Gen. Oblig.:
Series A, 5% 3/1/05	8,800	9,177
Series A1, 5% 3/1/11 (MBIA Insured)	3,335	3,737
5% 3/1/09 (MBIA Insured)	1,700	1,898
Houston Wtr. & Swr. Sys. Rev. Series B:
5.5% 12/1/07 (AMBAC Insured)	5,455	6,138
5.5% 12/1/08 (AMBAC Insured)	6,000	6,830
Killeen Independent School District 4% 2/15/08	1,200	1,280
La Porte Independent School District 4% 2/15/08	2,000	2,133
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,363
McKinney Independent School District 5% 2/15/05	2,280	2,376
Mesquite Independent School District Series A, 0% 8/15/06	1,115	1,056
New Braunfels Independent School District 0% 2/1/07	2,000	1,858
North East Texas Independent School District 7% 2/1/11	3,600	4,402
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,219
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,931
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,504
Pasadena Independent School District 5% 2/15/05	11,445	11,926
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (e)	2,000	2,212
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (b)	6,000	6,019
Rockwall Independent School District:
4% 2/15/05	1,155	1,191
4% 2/15/06	2,370	2,485
5% 2/15/07	3,510	3,829
5% 2/15/08	3,825	4,229
5% 2/15/09	4,690	5,231
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (f)	1,000	986
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	5,000	5,806
5.25% 2/1/07	2,500	2,736
5.25% 2/1/08	1,000	1,111
Texas A&M Univ. Rev. 5.75% 5/15/05	3,000	3,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/06 (e)	$ 6,770	$ 7,232
5% 8/1/11 (e)	3,000	3,243
Series C, 0% 4/1/08 (Escrowed to Maturity) (f)	3,100	2,776
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,178
0% 2/1/05 (MBIA Insured)	3,725	3,672
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,868
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,554
5% 2/15/11 (AMBAC Insured)	1,250	1,398
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,318
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,320
5% 8/1/07 (MBIA Insured)	1,595	1,751
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,848
4.5% 7/1/06	1,220	1,269
5% 7/1/07	1,000	1,057
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,144
3.75% 2/15/07 (FSA Insured)	5,100	5,369
4% 2/15/08 (FSA Insured)	5,265	5,605
Webb County Gen. Oblig.:
5% 2/15/04 (FGIC Insured)	705	708
5% 2/15/05 (FGIC Insured)	1,005	1,047
5% 2/15/06 (FGIC Insured)	1,055	1,128
5% 2/15/07 (FGIC Insured)	1,110	1,211
5% 2/15/08 (FGIC Insured)	1,170	1,294
Wichita Falls Independent School District 0% 2/1/10	2,325	1,892
		263,124
Utah - 1.0%
Box Elder County School District 5% 6/15/05	3,620	3,812
Salt Lake City School District Series A, 6.25% 3/1/13 (Pre-Refunded to 3/1/05 @ 100) (f)	3,695	3,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,872
0% 10/1/12 (AMBAC Insured)	3,800	2,723
0% 10/1/13 (AMBAC Insured)	3,760	2,565
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,038
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/05 (FSA Insured)	1,550	1,629
		18,551
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	2,036
Washington - 7.7%
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,465
5% 1/1/07 (FSA Insured)	1,395	1,516
5.25% 1/1/08 (FSA Insured)	1,515	1,683
5.25% 1/1/09 (FSA Insured)	1,595	1,788
5% 1/1/11 (MBIA Insured)	1,680	1,876
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,789
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	7,173
5.75% 12/1/15 (FSA Insured)	2,500	2,874
King County Swr. Rev. Series B:
5% 1/1/05 (FSA Insured)	2,000	2,076
5% 1/1/06 (FSA Insured)	3,000	3,196
5% 1/1/07 (FSA Insured)	5,000	5,434
5.25% 1/1/08 (FSA Insured)	3,500	3,888
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (e)	2,330	2,518
5.5% 2/1/06 (MBIA Insured) (e)	4,250	4,554
5.5% 2/1/07 (MBIA Insured) (e)	5,775	6,321
Series D, 5.75% 11/1/15 (FGIC Insured) (e)	3,640	4,067
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	1,690	1,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	$ 1,570	$ 1,639
4.5% 12/1/09 (FGIC Insured)	1,000	1,089
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,772
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,944
4% 1/1/08 (MBIA Insured)	33,175	35,347
5.5% 7/1/11	3,500	3,987
Series C, 5% 1/1/08 (FSA Insured)	8,320	9,180
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,397
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,394
		143,825
Wisconsin - 1.3%
Wisconsin Clean Wtr. Rev. Series 2, 5% 6/1/05 (MBIA Insured)	4,840	5,084
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,716
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,079
5% 8/15/10	1,870	2,001
		23,880
TOTAL MUNICIPAL BONDS (Cost $1,772,670)		1,816,236
Municipal Notes - 2.5%

Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 2.23%, VRDN (b)(e)	4,950	4,950
Massachusetts - 1.7%
Acton & Boxborough Reg'l. School District BAN 3.5% 4/1/05	8,000	8,216
Lynnfield Gen. Oblig. BAN 2.5% 3/1/05	24,000	24,342
		32,558
Municipal Notes - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 2.1%, VRDN (b)(e)	$ 6,000	$ 6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 2.23%, VRDN (b)(e)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $47,669)		47,708
Money Market Funds - 0.8%
	Shares
Fidelity Municipal Cash Central Fund, 1.3% (c)(d) (Cost $14,115)	14,115,000	14,115
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,834,454)		1,878,059
NET OTHER ASSETS - (0.2)%		(3,707)
NET ASSETS - 100%		$ 1,874,352
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,223,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,600
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.3%
Electric Utilities	15.1
Transportation	9.3
Escrowed/Pre-Refunded	6.2
Water & Sewer	6.0
Health Care	5.8
Education	5.4
Others* (individually less than 5%)	6.9
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $815,297,000 and $610,795,000, respectively.
Income Tax Information
The fund hereby designates approximately $12,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2003

Assets
Investment in securities, at value (cost $1,834,454) - See accompanying schedule		$ 1,878,059
Cash		92
Receivable for fund shares sold		3,158
Interest receivable		24,458
Prepaid expenses		11
Total assets		1,905,778

Liabilities
Payable for investments purchased Regular delivery	$ 12
Delayed delivery	27,159
Payable for fund shares redeemed	2,597
Distributions payable	869
Accrued management fee	585
Distribution fees payable	11
Other affiliated payables	145
Other payables and accrued expenses	48
Total liabilities		31,426

Net Assets		$ 1,874,352
Net Assets consist of:
Paid in capital		$ 1,829,370
Undistributed net investment income		351
Accumulated undistributed net realized gain (loss) on investments		1,026
Net unrealized appreciation (depreciation) on investments		43,605
Net Assets		$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,104 ÷ 867 shares)	$ 10.50

Maximum offering price per share (100/96.25 of $10.50)	$ 10.91
Class T: Net Asset Value and redemption price per share ($12,104 ÷ 1,155 shares)	$ 10.48

Maximum offering price per share (100/97.25 of $10.48)	$ 10.78
Class B: Net Asset Value and offering price per share ($2,455 ÷ 234 shares) A	$ 10.49

Class C: Net Asset Value and offering price per share ($7,584.1 ÷ 723.39 shares) A	$ 10.48

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,842,691 ÷ 175,754 shares)	$ 10.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($414.3 ÷ 39.511 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Interest		$ 56,981

Expenses
Management fee	$ 6,841
Transfer agent fees	1,292
Distribution fees	36
Accounting fees and expenses	414
Non-interested trustees' compensation	9
Custodian fees and expenses	29
Registration fees	179
Audit	55
Legal	27
Miscellaneous	7
Total expenses before reductions	8,889
Expense reductions	(308)	8,581
Net investment income (loss)		48,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,019
Swap agreements	(1,302)
Total net realized gain (loss)		12,717
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,702)
Swap agreements	131
Total change in net unrealized appreciation (depreciation)		(8,571)
Net gain (loss)		4,146
Net increase (decrease) in net assets resulting from operations		$ 52,546

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,400	$ 44,777
Net realized gain (loss)	12,717	10,257
Change in net unrealized appreciation (depreciation)	(8,571)	30,522
Net increase (decrease) in net assets resulting from operations	52,546	85,556
Distributions to shareholders from net investment income	(48,268)	(44,681)
Distributions to shareholders from net realized gain	(12,396)	(9,372)
Total distributions	(60,664)	(54,053)
Share transactions - net increase (decrease)	199,628	467,957
Redemption fees	43	66
Total increase (decrease) in net assets	191,553	499,526

Net Assets
Beginning of period	1,682,799	1,183,273
End of period (including undistributed net investment income of $351 and undistributed net investment income of $238, respectively)	$ 1,874,352	$ 1,682,799

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.115
Net realized and unrealized gain (loss)	.071
Total from investment operations	.186
Distributions from net investment income	(.111)
Distributions from net realized gain	(.065)
Total distributions	(.176)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.50
Total Return B, C, D	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	2.52% A
Supplemental Data
Net assets, end of period (in millions)	$ 9
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.110
Net realized and unrealized gain (loss)	.050
Total from investment operations	.160
Distributions from net investment income	(.105)
Distributions from net realized gain	(.065)
Total distributions	(.170)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.54%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 12
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.081
Net realized and unrealized gain (loss)	.059
Total from investment operations	.140
Distributions from net investment income	(.075)
Distributions from net realized gain	(.065)
Total distributions	(.140)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.49
Total Return B, C, D	1.34%
Ratios to Average Net Assets G
Expenses before expense reductions	1.40% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	1.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 2
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.077
Net realized and unrealized gain (loss)	.048
Total from investment operations	.125
Distributions from net investment income	(.070)
Distributions from net realized gain	(.065)
Total distributions	(.135)
Redemption fees added to paid in capitalE	- H
Net asset value, end of period	$ 10.48
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.50% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.49% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 8
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

Years ended December 31,	2003	2002	2001	2000 F	2000 H	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.283 D	.336 D	.396 D, G	.139 D	.399 D	.395
Net realized and unrealized gain (loss)	.030	.317	.173 G	.092	.034	(.150)
Total from investment operations	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	(.003)	-
Total distributions	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D, I	-D, I	-D, I	-	-	-
Net asset value, end of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total Return B, C	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.49% A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49% A	.54%	.55%
Expenses net of all reductions	.47%	.45%	.41%	.45% A	.54%	.55%
Net investment income (loss)	2.69%	3.23%	3.85% G	4.17% A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	34%	38%	43%	106% A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the four months ended December 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the year ended August 31.

I Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.125
Net realized and unrealized gain (loss)	.059
Total from investment operations	.184
Distributions from net investment income	(.119)
Distributions from net realized gain	(.065)
Total distributions	(.184)
Redemption fees added to paid in capitalD	- G
Net asset value, end of period	$ 10.49
Total Return B, C	1.77%
Ratios to Average Net Assets F
Expenses before expense reductions	.48% A
Expenses net of voluntary waivers, if any	.48% A
Expenses net of all reductions	.47% A
Net investment income (loss)	2.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares on July 23, 2003. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 44,793,540	|
Unrealized depreciation	(865,706)
Net unrealized appreciation (depreciation)	43,927,834
Undistributed ordinary income	27,223
Cost for federal income tax purposes	$ 1,834,130,928

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 48,268,450	$ 44,746,408
Long-term Capital Gains	12,396,165	9,306,879
Total	$ 60,664,615	$ 54,053,287

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 2,665	$ -
Class T	0%	.25%	6,191	-
Class B	.65%	.25%	6,237	4,590
Class C	.75%	.25%	20,491	18,306
			$ 35,584	$ 22,896

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,303
Class T	2,690
Class B*	-
Class C*	1,331
$ 14,324

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan Short Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 1,566	.09*
Class T	2,565	.10*
Class B	575	.08*
Class C	1,852	.09*
Spartan Short Intermediate Municipal Income	1,285,080.07
Institutional Class	83	.06*
	$ 1,291,721

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,679 for the period.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short Intermediate Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $69,192.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $20,921 and $170,069, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 48
Class T	67
Class B	19
Class C	53
Spartan Short-Intermediate Municipal Income	47,919
Institutional Class	5
	$ 48,111

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2003	2002
From net investment income
Class A	$ 41,170	$ -
Class T	55,194	-
Class B	11,175	-
Class C	30,513	-
Spartan Short-Intermediate Municipal Income	48,127,109	44,681,023
Institutional Class	3,289	-
Total	$ 48,268,450	$ 44,681,023
From net realized gain
Class A	$ 38,125	$ -
Class T	64,235	-
Class B	14,227	-
Class C	43,979	-
Spartan Short-Intermediate Municipal Income	12,233,045	9,372,264
Institutional Class	2,554	-
Total	$ 12,396,165	$ 9,372,264

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended December 31,
	2003	2002	2003	2002
	Shares		Dollars
Class A
Shares sold	945,702	-	$ 9,928,421	$ -
Reinvestment of distributions	5,258	-	55,287	-
Shares redeemed	(83,727)	-	(881,839)	-
Net increase (decrease)	867,233	-	$ 9,101,869	$ -
Class T
Shares sold	1,169,015	-	$ 12,268,522	$ -
Reinvestment of distributions	7,662	-	80,416	-
Shares redeemed	(21,964)	-	(231,439)	-
Net increase (decrease)	1,154,713	-	$ 12,117,499	$ -
Class B
Shares sold	233,819	-	$ 2,453,550	$ -
Reinvestment of distributions	1,571	-	16,518	-
Shares redeemed	(1,490)	-	(15,701)	-
Net increase (decrease)	233,900	-	$ 2,454,367	$ -
Class C
Shares sold	776,760	-	$ 8,149,505	$ -
Reinvestment of distributions	3,424	-	35,965	-
Shares redeemed	(56,795)	-	(598,264)	-
Net increase (decrease)	723,389	-	$ 7,587,206	$ -
Spartan Short-Intermediate Municipal Income
Shares sold	89,460,531	111,439,341	$ 942,789,927	$ 1,162,261,393
Reinvestment of distributions	4,591,399	4,243,826	48,317,099	44,278,450
Shares redeemed	(78,186,633)	(71,046,928)	(823,154,240)	(738,583,535)
Net increase (decrease)	15,865,297	44,636,239	$ 167,952,786	$ 467,956,308
Institutional Class
Shares sold	41,387	-	$ 434,150	$ -
Reinvestment of distributions	399	-	4,193	-
Shares redeemed	(2,275)	-	(24,000)	-
Net increase (decrease)	39,511	-	$ 414,343	$ -

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Short-Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 20, 2004

Annual Report

Trustees and Officers

The Trustees , Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Short-Intermediate Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Short-Intermediate Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Short-Intermediate Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Short-Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Short-Intermediate Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Short-Intermediate Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Short-Intermediate Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Short-Intermediate Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1986

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Short-Intermediate Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 15.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

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Annual Report

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Annual Report

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Annual Report

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Annual Report

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Fidelity's Municipal Bond Funds

Spartan(automated graphic)    Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

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Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

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Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate Municipal Income

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STM-UANN-0204
1.787742.100

Spartan®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® MN Municipal Income Fund	5.27%	5.24%	5.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Minnesota Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Minnesota Municipal Income Fund

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Minnesota Municipal Income Fund returned 5.27%, outpacing the 5.06% return for the fund's peer group, the LipperSM Minnesota Municipal Debt Funds Average. Additionally, the fund's benchmark - the Lehman Brothers Minnesota Enhanced Municipal Bond Index - returned 5.72%. The fund's outperformance of its peer group stemmed from good security and sector selection. Its overweighting in bonds backed by fees and revenues rather than by taxes also helped, as these securities outpaced bonds backed by economically sensitive taxes throughout much of the period. The fund's emphasis on education bonds also worked well because they were in strong demand during the period. Further, an overweighted position in hospital bonds was advantageous due to improving financial trends in the sector. The fund also benefited from underweighting state-issued bonds, which came under pressure due to a modest downgrade in the state's credit rating in response to its fiscal challenges. Detracting from performance was the fund's underweighting in par bonds, which sell at face value. These bonds were in strong demand by retail investors at times, helping them to outperform premium and discount bonds, which sell above and below face value, respectively.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.3	47.7
Electric Utilities	12.0	12.2
Health Care	10.4	10.7
Education	6.5	6.3
Water & Sewer	5.9	6.2
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	13.5	13.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	6.6	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 55.2%	AAA 57.4%
AA,A 36.9%	AA,A 37.7%
BBB 3.9%	BBB 3.1%
Not Rated 1.1%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value (Note 1)
Minnesota - 93.3%
Albany Independent School District #745 Series A, 6% 2/1/16	$ 1,000,000	$ 1,003,270
Anoka-Hennepin Independent School District #11 Series A, 5.75% 2/1/20	3,950,000	4,445,528
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,251,251
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,971,890
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,196,740
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,109,520
Series A, 5% 2/1/19 (FSA Insured)	580,000	616,453
Cloquet Poll. Cont. Rev. (Potlach Corp. Proj.) 5.9% 10/1/26	3,995,000	3,662,017
Hastings Independent School District #200 Series A, 5% 2/1/22	4,750,000	4,890,078
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,408,300
5% 2/1/16 (FGIC Insured)	1,350,000	1,463,859
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,105,680
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,281,244
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,169,482
5% 4/1/16 (FSA Insured)	2,065,000	2,252,130
5% 4/1/17 (FSA Insured)	2,165,000	2,343,634
5% 4/1/18 (FSA Insured)	1,260,000	1,353,845
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,855,000	2,027,738
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,184,960
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	804,816
6% 12/1/19	2,415,000	2,520,729
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,583,925
Minneapolis & Saint Paul Metro. Arpts. Commission Series 13, 5.25% 1/1/11 (a)	2,840,000	3,121,501
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	3,375,000	3,457,350
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.: - continued
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	$ 1,000,000	$ 1,095,620
Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,037,200
Series A, 5% 1/1/19 (AMBAC Insured)	4,000,000	4,190,720
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,778,402
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,525,714
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,090,170
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,308,950
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,614,698
0% 9/1/08 (MBIA Insured)	4,600,000	4,049,012
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,707,768
Series B, 5.1% 9/1/08	2,000,000	2,111,320
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,891,906
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,971,744
Minneapolis Spl. School District #1:
Ctfs. of Prtn.:
Series B, 5% 2/1/13	2,575,000	2,752,984
5.5% 2/1/21 (MBIA Insured)	1,305,000	1,419,188
5.75% 2/1/20 (Pre-Refunded to 2/1/08 @ 100) (b)	3,210,000	3,648,518
5.3% 2/1/14	3,275,000	3,591,627
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	3,000,000	3,239,760
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	1,000,000	1,060,520
5% 8/1/16	3,000,000	3,271,140
5.2% 5/1/07	3,750,000	4,032,038
5.25% 8/1/13	745,000	834,720
5.5% 6/1/17	1,950,000	2,183,727
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	2,000,000	2,160,560
Series 4N, 5% 11/1/18	2,000,000	2,091,720
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	2,000,000	2,130,860
Series 5B, 5.95% 10/1/19	600,000	648,108
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(MacAlester College Proj.) Series 4C:
5.2% 3/1/08	$ 1,070,000	$ 1,112,426
5.5% 3/1/12	815,000	849,996
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,624,005
(Saint Thomas Univ. Proj.):
Series 3R 1, 5.6% 10/1/15	1,000,000	1,010,000
Series 3R 2:
5.45% 9/1/07	650,000	656,500
5.6% 9/1/14	4,275,000	4,317,750
Series 4M, 5.35% 4/1/17	1,500,000	1,572,405
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series B, 5.8% 7/1/25 (a)	4,955,000	4,960,847
Series H, 6.5% 1/1/26 (a)	1,410,000	1,428,739
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series B:
5% 3/1/07	2,500,000	2,737,625
5% 3/1/08	2,500,000	2,776,325
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series A:
5% 3/1/06	1,150,000	1,233,663
5% 3/1/16	1,000,000	1,059,700
6% 3/1/07	2,605,000	2,931,980
Series B:
5.125% 3/1/13	1,000,000	1,100,970
5.125% 3/1/15	5,000,000	5,447,450
5% 3/1/06	2,500,000	2,681,875
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	659,520
5.6% 6/1/15	590,000	672,836
5.65% 6/1/16	625,000	695,750
5.7% 6/1/17	900,000	1,024,263
5.75% 6/1/18	975,000	1,111,208
5.75% 6/1/19	1,050,000	1,190,847
5.8% 6/1/20	1,000,000	1,131,460
5.875% 6/1/22	2,425,000	2,751,163
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24	3,000,000	3,187,200
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,602,165
5.25% 1/1/13 (FSA Insured)	1,500,000	1,674,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.: - continued
5.375% 1/1/14 (FSA Insured)	$ 8,500,000	$ 9,476,046
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,807,989
Series A:
5.75% 2/1/11	2,420,000	2,820,486
5.75% 2/1/12	3,100,000	3,563,047
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	3,033,847
Series B, 5% 2/1/13	2,000,000	2,171,620
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
4% 1/1/06 (AMBAC Insured)	610,000	638,505
5% 1/1/11 (AMBAC Insured)	720,000	807,322
5% 1/1/13 (AMBAC Insured)	800,000	896,080
5% 1/1/15 (AMBAC Insured)	715,000	784,612
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,689,675
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,650,717
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,269,127
5% 2/1/16 (FSA Insured)	3,425,000	3,713,865
5% 2/1/17 (FSA Insured)	2,535,000	2,730,499
5% 2/1/18 (FSA Insured)	2,520,000	2,696,299
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	5,005,550
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,145,040
5.9% 11/15/09	1,000,000	1,154,520
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A:
5% 2/1/14 (FSA Insured)	1,460,000	1,604,803
5% 2/1/15 (FSA Insured)	1,015,000	1,106,340
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	4,500,000	4,986,315
5.875% 5/1/30 (FSA Insured)	4,000,000	4,460,040
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.):
Series A, 5.5% 7/1/05 (AMBAC Insured)	995,000	1,052,213
Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,036,350
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,072,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Louis Park Independent School District #283:
5.65% 2/1/16	$ 2,630,000	$ 2,939,025
5.75% 2/1/20	3,765,000	4,193,118
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	7,000,000	7,178,010
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,233,300
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,157,902
Series A, 5% 2/1/17 (FSA Insured)	220,000	237,882
Series B:
5% 2/1/18 (FSA Insured)	395,000	423,981
5.8% 2/1/12	1,200,000	1,252,956
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	2,500,000	2,750,475
Saint Paul Port Auth. Lease Rev.:
Series 2003 11, 5.25% 12/1/20	3,000,000	3,256,800
Series 2003 12, 5.25% 12/1/18	3,185,000	3,509,297
Seaway Port Auth. Duluth Indl. Dev. Dock & Wharf Rev. (Cargill, Inc. Proj.) Series B, 6.8% 5/1/12 (c)	2,750,000	2,789,875
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,363,148
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,103,780
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,981,780
Series A, 5% 1/1/10 (MBIA Insured)	2,000,000	2,241,960
5% 1/1/07 (AMBAC Insured)	2,815,000	3,064,578
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,090,170
Waconia Independent School District #110 Series A:
5% 2/1/06 (FSA Insured)	750,000	802,013
5% 2/1/08 (FSA Insured)	800,000	885,728
5% 2/1/09 (FSA Insured)	850,000	949,085
5% 2/1/10 (FSA Insured)	900,000	1,008,675
Washington County Gen. Oblig. 5.5% 2/1/21	1,450,000	1,583,922
Wayzata Ind. School District #284 Series 2002 A:
4.5% 2/1/07	3,830,000	4,120,735
4.5% 2/1/08	1,920,000	2,086,234
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series A:
5% 1/1/26 (MBIA Insured)	$ 1,000,000	$ 1,030,890
5.375% 1/1/08 (AMBAC Insured)	3,900,000	4,235,634
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,699,286
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,088,480
5.5% 1/1/12 (AMBAC Insured)	1,000,000	1,088,480
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,585,000	1,878,177
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.:
Series 2001 A, 5.5% 1/1/08 (AMBAC Insured)	1,125,000	1,264,106
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,137,050
		320,867,261
Puerto Rico - 3.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,979,356
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,572,750
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	3,100,000	3,389,943
5.5% 10/1/40 (Escrowed to Maturity) (b)	1,000,000	1,089,820
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,000,000	3,169,140
		13,201,009
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $314,097,375)	334,068,270
NET OTHER ASSETS - 2.9%	9,812,130
NET ASSETS - 100%	$ 343,880,400
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,789,875 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Seaway Port Auth. Duluth Indl. Dev. Dock & Wharf Rev. (Cargill, Inc. Proj.) Series B, 6.8% 5/1/12	5/20/92	$ 2,750,000
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	46.3%
Electric Utilities	12.0%
Health Care	10.4%
Education	6.5%
Water & Sewer	5.9%
Others* (individually less than 5%)	18.9%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $51,998,223 and $51,177,103, respectively.
Income Tax Information
The fund hereby designates approximately $1,528,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (cost $314,097,375) - See accompanying schedule		$ 334,068,270
Cash		4,391,934
Receivable for fund shares sold		489,825
Interest receivable		5,612,364
Prepaid expenses		2,054
Other receivables		5,169
Total assets		344,569,616

Liabilities
Payable for investments purchased	$ 119,414
Payable for fund shares redeemed	114,420
Distributions payable	286,030
Accrued management fee	107,842
Other affiliated payables	29,954
Other payables and accrued expenses	31,556
Total liabilities		689,216

Net Assets		$ 343,880,400
Net Assets consist of:
Paid in capital		$ 322,981,373
Undistributed net investment income		247,426
Accumulated undistributed net realized gain (loss) on investments		680,706
Net unrealized appreciation (depreciation) on investments		19,970,895
Net Assets, for 29,415,139 shares outstanding		$ 343,880,400
Net Asset Value, offering price and redemption price per share ($343,880,400 ÷ 29,415,139 shares)		$ 11.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2003

Investment Income
Interest		$ 15,453,090

Expenses
Management fee	$ 1,305,639
Transfer agent fees	265,138
Accounting fees and expenses	110,114
Non-interested trustees' compensation	1,884
Custodian fees and expenses	6,008
Registration fees	18,533
Audit	51,995
Legal	8,950
Miscellaneous	1,085
Total expenses before reductions	1,769,346
Expense reductions	(87,532)	1,681,814
Net investment income (loss)		13,771,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,512,792
Change in net unrealized appreciation (depreciation) on investment securities		1,291,690
Net gain (loss)		3,804,482
Net increase (decrease) in net assets resulting from operations		$ 17,575,758

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,771,276	$ 14,960,242
Net realized gain (loss)	2,512,792	2,905,165
Change in net unrealized appreciation (depreciation)	1,291,690	9,513,499
Net increase (decrease) in net assets resulting from operations	17,575,758	27,378,906
Distributions to shareholders from net investment income	(13,684,949)	(14,977,464)
Distributions to shareholders from net realized gain	(1,935,603)	-
Total distributions	(15,620,552)	(14,977,464)
Share transactions Net proceeds from sales of shares	47,539,027	62,455,371
Reinvestment of distributions	11,834,902	11,411,568
Cost of shares redeemed	(61,886,380)	(58,208,874)
Net increase (decrease) in net assets resulting from share transactions	(2,512,451)	15,658,065
Redemption fees	2,193	4,741
Total increase (decrease) in net assets	(555,052)	28,064,248

Net Assets
Beginning of period	344,435,452	316,371,204
End of period (including undistributed net investment income of $247,426 and undistributed net investment income of $166,360, respectively)	$ 343,880,400	$ 344,435,452
Other Information Shares
Sold	4,073,369	5,472,689
Issued in reinvestment of distributions	1,014,251	997,558
Redeemed	(5,316,888)	(5,094,816)
Net increase (decrease)	(229,268)	1,375,431

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.19	$ 11.20	$ 10.63	$ 11.41
Income from Investment Operations
Net investment income (loss)	.467 B	.509 B	.529 B, D	.529 B	.511
Net realized and unrealized gain (loss)	.133	.431	(.016) D	.568	(.780)
Total from investment operations	.600	.940	.513	1.097	(.269)
Distributions from net investment income	(.464)	(.510)	(.523)	(.527)	(.511)
Distributions from net realized gain	(.066)	-	-	-	-
Total distributions	(.530)	(.510)	(.523)	(.527)	(.511)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 11.69	$ 11.62	$ 11.19	$ 11.20	$ 10.63
Total Return A	5.27%	8.57%	4.64%	10.62%	(2.43)%
Ratios to Average Net Assets C
Expenses before expense reductions	.51%	.51%	.51%	.52%	.53%
Expenses net of voluntary waivers, if any	.51%	.51%	.51%	.52%	.53%
Expenses net of all reductions	.49%	.49%	.46%	.46%	.51%
Net investment income (loss)	4.00%	4.45%	4.69% D	4.90%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,880	$ 344,435	$ 316,371	$ 293,666	$ 285,029
Portfolio turnover rate	15%	25%	7%	18%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies.

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,184,063
Unrealized depreciation	(401,057)
Net unrealized appreciation (depreciation)	19,783,006
Undistributed ordinary income	35,916
Undistributed long-term capital gain	889,427
Cost for federal income tax purposes	$ 314,285,264

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 13,684,949	$ 14,977,464
Ordinary Income	469,237	-
Long-term Capital Gains	1,466,366	-
Total	$ 15,620,552	$ 14,977,464

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

3. Purchases and Sales of Investments.

Annual Report

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

5. Expense Reductions.

Notes to Financial Statements - continued

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5,939 and $81,593, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Minnesota Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Minnesota Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Minnesota Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Minnesota Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (45)
Year of Election or Appointment: 1998 Vice President of Spartan Minnesota Municipal Income. Ms. Thompson is also Vice President of other funds advised by FMR.
Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Minnesota Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Minnesota Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Minnesota Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Minnesota Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Minnesota Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Minnesota Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Minnesota Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Minnesota Municipal Income Fund voted to pay on February 9, 2004, to shareholders of record at the opening of business on February 6, 2004, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the Spartan Minnesota Municipal Income Fund's income dividends was free from federal income tax, and 5.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

MNF-UANN-0204
1.787738.100

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Municipal Income

Fund

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® Municipal Income Fund	5.80%	6.09%	5.80%

$10,000 Over 10 Years

Let's say, hypothetically, that $10,000 was invested in Spartan® Municipal Income Fund on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Spartan® Municipal Income Fund:

While most of the year favored riskier assets, tax-exempt municipal bonds put up solid numbers for the 12 months ending December 31, 2003. In that time, the Lehman Brothers® Municipal Bond Index - a performance measure of about 40,000 investment-grade, fixed-rate, tax-exempt bonds - advanced 5.31%. For munis, it was the fourth straight year of returns in excess of 5%. Munis had an excellent year relative to taxable investment-grade bonds. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.10% in 2003, a full percentage point less than the muni index - a gap made even wider considering muni bonds' tax-equivalent yield advantage. What's more, on a three- and five-year basis, the Lehman Brothers muni index's cumulative return is well above that of most stock market benchmarks. Munis fared well for much of the year against a backdrop of low interest rates and virtually non-existent inflation. Although they stumbled in mid-summer against a brighter economic forecast, munis rebounded later on the heels of strong investor demand and the Federal Reserve Board's accommodative monetary policy.

Spartan Municipal Income Fund returned 5.80% during 2003, outpacing the 4.75% return for the fund's peer group - the LipperSM General Municipal Debt Funds Average - and the 5.68% return of the fund's benchmark - the Lehman Brothers 3 Plus Year Municipal Bond Index. The fund's outperformance stemmed from good security and sector selection. Its overweighting of strong-performing hospital bonds, coupled with its emphasis on securities in the sector that performed particularly well, worked in the fund's favor during the year. Additionally, an overweighting in bonds backed by fees and revenues rather than taxes also helped, as these securities outpaced bonds backed by economically sensitive taxes throughout much of the period. The fund also benefited from underweighting state-issued bonds - particularly those in California and New York - which came under pressure due to fiscal challenges faced at the state level. The fund's underweighting in par bonds, which sell at face value, detracted from the fund's performance. These bonds were in strong demand by retail investors at times, helping them to outpace premium and discount bonds, which sell above and below face value, respectively.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five States as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	15.5	15.8
Texas	14.0	14.0
New York	10.6	10.5
Massachusetts	7.5	7.6
California	7.5	5.7
Top Five Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.5	30.9
Electric Utilities	16.4	17.7
Health Care	11.3	12.2
Transportation	10.5	9.8
Water & Sewer	9.4	10.1
Average Years to Maturity as of December 31, 2003
		6 months ago
Years	15.3	15.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2003
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2003	As of June 30, 2003
AAA 67.7%	AAA 66.3%
AA,A 24.3%	AA,A 26.2%
BBB 7.3%	BBB 7.2%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 0.4%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets* (1.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.4%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,264
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	4,000	4,029
Jefferson County Swr. Rev.:
Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 8/1/12 @ 100) (i)	100	112
Series 1999 A, 5.125% 2/1/39 (Pre-Refunded to 2/1/09 @ 101) (i)	3,885	4,382
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (i)	2,375	2,665
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (i)	4,900	5,523
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (i)	1,495	1,696
		20,671
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	10,000	8,385
Arizona - 0.9%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,111
Maricopa County Cmnty. College District Series B, 5.25% 7/1/10	17,000	18,696
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	2,935	3,043
5.65% 4/1/06	3,625	3,834
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,601
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,382
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,960
Tucson Street & Hwy. User Rev. 4.5% 7/1/10 (AMBAC Insured)	1,930	2,114
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (e)(h)	5,500	5,697
		44,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	$ 6,500	$ 6,760
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,580
		11,340
California - 7.5%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,073
Brea Redev. Agcy. 0% 8/1/29 (AMBAC Insured)	7,715	1,995
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	1,929
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	4,900	5,413
Series A:
5.25% 5/1/09 (MBIA Insured)	7,900	8,945
5.25% 5/1/10 (MBIA Insured)	22,800	25,802
5.5% 5/1/15 (AMBAC Insured)	8,800	9,915
5.875% 5/1/16	7,500	8,406
6% 5/1/15	9,300	10,589
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,217
0% 10/1/17 (MBIA Insured)	2,050	1,101
0% 10/1/18 (MBIA Insured)	1,675	847
0% 10/1/22 (MBIA Insured)	5,000	1,953
0% 10/1/23 (MBIA Insured)	3,240	1,188
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,760
4.5% 2/1/09	5,825	6,153
5% 2/1/09	1,435	1,549
5% 2/1/11	8,000	8,606
5.125% 9/1/12	2,000	2,126
5.25% 2/1/11	1,000	1,091
5.25% 2/1/14	7,600	8,183
5.25% 2/1/15	10,000	10,645
5.25% 2/1/15	8,300	8,836
5.25% 2/1/16	4,300	4,536
5.25% 2/1/19	5,620	5,809
5.25% 2/1/20	4,000	4,113
5.25% 2/1/22	16,700	16,968
5.5% 2/1/12	8,000	8,810
5.5% 3/1/12	2,000	2,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 7,900	$ 8,082
5.75% 12/1/24	4,000	4,211
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	187	65
Series B, 5.2% 8/1/26 (MBIA Insured) (h)	690	691
Series G:
5.9% 2/1/09 (MBIA Insured) (h)	1,000	1,051
5.9% 8/1/09 (MBIA Insured) (h)	2,000	2,101
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,119
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	9,775	10,902
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,382
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,580
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,169
0% 1/15/27 (b)	2,500	1,868
5% 1/15/16 (MBIA Insured)	2,800	3,000
5.75% 1/15/40	6,300	6,459
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	2,000	1,988
6.75% 6/1/39	8,800	8,672
Series 2003 B:
5% 6/1/08	1,400	1,496
5% 6/1/10	2,000	2,142
5% 6/1/12	2,255	2,375
5.75% 6/1/21	10,000	10,453
5.75% 6/1/23	3,400	3,537
Long Beach Hbr. Rev. 5.125% 5/15/18 (h)	5,000	5,067
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	5,000	5,079
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/08 (AMBAC Insured) (h)	5,000	5,612
5.5% 8/1/09 (AMBAC Insured) (h)	5,275	5,969
Los Angeles Unified School District:
Series A:
5.375% 7/1/18 (MBIA Insured)	14,600	16,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District: - continued
Series A:
5.5% 7/1/15 (MBIA Insured)	$ 4,210	$ 4,808
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,738
Manhattan Beach Unified School District 0% 9/1/26 (FGIC Insured)	6,385	1,939
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	3,800	4,826
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,170
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12	7,820	7,825
3.75% 1/1/13	1,500	1,424
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	752
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	1,000	1,104
6.5% 7/1/09	2,200	2,437
San Bruno Park School District Election of 1998 Series C, 0% 8/1/26 (FSA Insured)	3,745	1,142
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series Issue 10A, 5.55% 5/1/14 (MBIA Insured) (h)	5,875	6,398
Second Series 27A, 5.5% 5/1/09 (MBIA Insured) (h)	4,330	4,898
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,279
0% 1/15/34 (MBIA Insured)	10,000	2,025
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,649
		359,458
Colorado - 1.0%
Arapahoe County Cherry Creek School District #5 5.5% 12/15/19	3,500	3,882
Colorado Health Facilities Auth. Rev.:
Series 2001:
6.5% 11/15/31	5,040	5,517
6.625% 11/15/26	2,700	2,981
6.25% 2/1/04	500	501
Colorado Springs Arpt. Rev. Series C:
0% 1/1/06 (MBIA Insured)	250	240
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Springs Arpt. Rev. Series C: - continued
0% 1/1/09 (MBIA Insured)	$ 1,655	$ 1,402
0% 1/1/10 (MBIA Insured)	1,500	1,213
Denver City & County Arpt. Rev.:
Series A, 0% 11/15/05 (MBIA Insured) (h)	4,480	4,305
Series D, 0% 11/15/05 (MBIA Insured) (h)	3,000	2,883
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	11,235
El Paso County School District #20 Series A, 0% 6/15/08 (AMBAC Insured)	2,600	2,282
Highlands Ranch Metro. District #2 6.5% 6/15/10 (FSA Insured)	1,000	1,214
Larimer County School District #R1 Poudre 5.5% 12/15/23 (MBIA Insured)	3,500	3,841
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	2,280	2,581
Thornton County Gen. Oblig. 0% 12/1/08 (FGIC Insured)	5,000	4,319
		48,396
Connecticut - 0.1%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	4,000	4,468
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (h)	900	900
		5,368
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	17,838
Series 2001 E:
5% 6/1/04 (Escrowed to Maturity) (i)	900	914
5% 6/1/04 (FGIC Insured)	65	66
District of Columbia Rev.:
(American Assoc. of Advancement in Science Proj.) 5.125% 1/1/27 (AMBAC Insured)	9,250	9,417
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	14,229
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,290
6% 4/1/18 (MBIA Insured)	13,835	15,850
		60,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - 2.7%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	$ 3,300	$ 3,780
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (h)	3,750	3,998
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	3,300	3,873
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	4,385	4,911
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
3.35%, tender 9/1/05 (e)	17,300	17,700
5.25% 11/15/12	3,935	4,180
5.25% 11/15/13	3,140	3,317
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16	4,535	4,894
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	2,695	3,187
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.) 7% 12/1/22 (a)	2,000	995
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (h)	4,140	4,415
5.75% 11/1/09 (MBIA Insured) (h)	1,000	1,115
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,573
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (e)	3,600	3,985
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.5% 8/1/21 (AMBAC Insured)	6,135	6,764
5.5% 8/1/22 (AMBAC Insured)	8,210	9,030
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (h)	5,000	5,546
6% 4/1/09 (AMBAC Insured) (h)	8,090	9,056
Reedy Creek Impt. District Utils. Rev. Series 2:
5% 10/1/08 (MBIA Insured) (c)	1,945	2,169
5% 10/1/09 (MBIA Insured) (c)	2,035	2,284
5.25% 10/1/11 (MBIA Insured) (c)	4,605	5,252
5.25% 10/1/12 (MBIA Insured) (c)	15,375	17,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	$ 2,630	$ 2,827
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,218
		127,608
Georgia - 1.1%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	6,000	6,422
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,200	5,975
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	169
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/09 (FSA Insured)	3,100	3,434
5% 1/1/11 (FSA Insured)	3,100	3,464
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,534
Georgia Gen. Oblig. Series D, 5.8% 11/1/13	15,350	18,039
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.2% 1/1/10 (AMBAC Insured)	5,000	5,922
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/12 (MBIA Insured)	1,330	1,492
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series A, 5.5% 11/1/24	5,000	5,419
		54,870
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,940
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	11,791
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	17,300	19,036
Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,432
Maui County Gen. Oblig. 5% 9/1/10 (MBIA Insured)	3,425	3,857
		40,056
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	6,950	7,784
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - 15.5%
Chicago Board of Ed.:
Series A:
0% 12/1/14 (FGIC Insured)	$ 4,800	$ 3,029
0% 12/1/16 (FGIC Insured)	10,100	5,632
0% 12/1/17 (FGIC Insured)	10,800	5,679
5.5% 12/1/28 (MBIA Insured)	4,760	5,153
5.5% 12/1/31 (FGIC Insured)	8,360	9,000
5.75% 12/1/20 (AMBAC Insured)	4,880	5,427
5.75% 12/1/27 (AMBAC Insured)	50,050	54,997
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	11,149
0% 1/1/15 (FGIC Insured)	20,000	12,347
0% 1/1/26 (FGIC Insured)	16,000	4,992
0% 1/1/28 (FGIC Insured)	23,555	6,594
0% 1/1/30 (FGIC Insured)	15,335	3,840
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	8,400	9,550
Series A, 5.75% 1/1/40 (FGIC Insured)	18,500	20,453
Series 1993, 5.25% 1/1/18 (FGIC Insured)	7,200	7,344
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,750
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,981
Series A:
5% 1/1/42 (AMBAC Insured)	18,955	19,259
5.5% 1/1/38 (MBIA Insured)	15,000	15,978
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	17,018
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,775	25,981
Series B:
5.25% 1/1/13 (MBIA Insured) (h)	2,910	3,063
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,217
6% 1/1/08 (MBIA Insured) (h)	2,170	2,389
6% 1/1/10 (MBIA Insured) (h)	2,435	2,693
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,863
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,939
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	11,078
Series A:
5.5% 1/1/16 (AMBAC Insured) (h)	12,000	12,768
5.6% 1/1/10 (AMBAC Insured)	4,500	4,890
6.25% 1/1/09 (AMBAC Insured) (h)	6,730	7,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
6.375% 1/1/12 (MBIA Insured)	$ 4,500	$ 4,792
6.375% 1/1/15 (MBIA Insured)	14,900	15,853
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,692
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,151
5.25% 1/1/19 (FGIC Insured)	3,000	3,268
5.25% 1/1/20 (FGIC Insured)	2,195	2,376
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	9,950	10,407
Chicago Wtr. Rev.:
0% 11/1/16 (AMBAC Insured)	7,555	4,229
5.25% 11/1/27 (FGIC Insured)	1,300	1,349
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,000	3,157
City of Chicago Spl. Trans. Rev. Series 2001, 5.25% 1/1/31 (AMBAC Insured)	11,670	12,150
Cook County Gen. Oblig.:
Series C, 5.5% 11/15/26 (AMBAC Insured)	5,000	5,363
0% 11/1/08 (Escrowed to Maturity) (i)	8,280	7,266
0% 11/1/09 (Escrowed to Maturity) (i)	4,000	3,364
DeKalb Single Family Mtg. Rev. Series A, 7.45% 12/1/09 (h)	5	5
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,098
5.25% 1/1/22	2,000	2,123
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	7,000	7,546
Illinois Dev. Fin. Auth. Rev. (Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,958
5.5% 9/1/19	4,405	4,862
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	1,800	2,008
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,478
5.25% 12/1/20 (FSA Insured)	2,000	2,171
5.375% 7/1/15 (MBIA Insured)	3,700	4,183
5.5% 8/1/16 (MBIA Insured)	13,000	14,719
5.5% 8/1/17 (MBIA Insured)	7,500	8,451
5.5% 2/1/18 (FGIC Insured)	1,000	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/18 (MBIA Insured)	$ 5,000	$ 5,587
5.75% 12/1/18 (MBIA Insured)	1,200	1,375
5.5% 4/1/17 (MBIA Insured)	7,065	7,854
5.6% 4/1/21 (MBIA Insured)	7,500	8,260
5.7% 4/1/16 (MBIA Insured)	7,350	8,350
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,515
7% 5/15/22	5,000	5,465
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,552
6% 7/1/33	3,775	3,921
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,328
7% 4/1/14	1,500	1,816
(OSF Health Care Sys. Proj.) 6% 11/15/13	7,000	7,158
(Riverside Health Sys. Proj.) 6.85% 11/15/29	5,025	5,448
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	3,000	3,075
6.875% 11/15/30	6,980	7,544
6.75% 2/15/15	1,000	1,134
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	6,132
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,304
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A:
5.5% 1/1/15 (FSA Insured)	5,210	5,905
5.5% 1/1/16 (FSA Insured)	5,680	6,383
5.5% 1/1/17 (FSA Insured)	3,230	3,606
Kane County School District #129 Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,455	3,918
5.75% 2/1/20 (FGIC Insured)	7,360	8,264
6% 2/1/23 (FGIC Insured)	1,335	1,511
Kane, Cook, & Du Page Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,850	2,185
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,812
5.5% 12/1/17 (MBIA Insured)	4,000	4,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	$ 6,000	$ 6,869
Lake County Forest Preservation District 0% 12/1/08	12,505	10,817
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	5,730	6,251
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	3,145
5.75% 6/15/41 (MBIA Insured)	9,800	10,860
Series 2002 B, 0% 6/15/20 (MBIA Insured) (b)	2,000	1,394
Series A:
0% 6/15/08 (Escrowed to Maturity) (i)	3,335	2,971
0% 6/15/08 (MBIA Insured)	3,820	3,360
0% 6/15/11 (Escrowed to Maturity) (i)	6,000	4,669
0% 6/15/15 (FGIC Insured)	15,000	9,077
0% 6/15/31 (MBIA Insured)	13,300	3,041
5.25% 12/15/10 (AMBAC Insured)	12,950	14,326
6.65% 6/15/12 (FGIC Insured)	250	256
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (i)	18,150	15,518
0% 6/15/09 (FGIC Insured)	460	386
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (i)	16,640	13,432
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	2,931
0% 6/15/13 (FGIC Insured)	5,430	3,698
Series A, 0% 6/15/09 (Escrowed to Maturity) (i)	2,325	1,988
0% 6/15/10 (FGIC Insured)	360	288
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,117
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,099
0% 4/1/17 (MBIA Insured)	16,270	8,834
0% 4/1/20 (MBIA Insured)	8,000	3,618
		743,566
Indiana - 0.7%
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	1,250	1,299
Indiana Bond Bank Rev. Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Bond Bank Rev. Series B: - continued
5% 2/1/20 (MBIA Insured)	$ 1,635	$ 1,726
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,075
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,158
5.5% 2/15/30 (MBIA Insured)	5,295	5,672
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,095
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22 (a)	3,000	1,493
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (h)	10,000	9,927
5.95% 12/1/29 (h)	2,000	1,984
		35,491
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	16,549
6.625% 2/15/12	2,000	2,287
6.75% 2/15/13	1,000	1,136
6.75% 2/15/14	1,280	1,446
6.75% 2/15/15	1,000	1,121
6.75% 2/15/17	1,000	1,104
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	8,662
		32,305
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (e)	7,800	8,324
Kansas City Util. Sys. Rev.:
0% 3/1/09 (Escrowed to Maturity) (i)	3,975	3,427
0% 9/1/10 (AMBAC Insured)	2,865	2,301
0% 9/1/10 (Escrowed to Maturity) (i)	3,825	3,089
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	4,800	5,641
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity Proj.) Series J, 6.25% 12/1/28	4,500	4,896
		27,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 2.1%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	$ 5,250	$ 3,968
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	65,000	72,393
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	1,545	1,710
5.5% 7/1/10 (FSA Insured) (h)	3,800	4,259
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	10,000	9,348
0% 1/1/08 (AMBAC Insured)	600	541
0% 1/1/09 (AMBAC Insured)	2,000	1,718
0% 1/1/10 (AMBAC Insured)	7,440	6,114
		100,051
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,257
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	9,000	5,466
New Orleans Gen. Oblig.:
0% 9/1/08 (AMBAC Insured)	10,000	8,746
0% 9/1/09 (AMBAC Insured)	16,500	13,723
0% 9/1/11 (AMBAC Insured)	3,665	2,762
0% 9/1/14 (AMBAC Insured)	4,000	2,572
		36,526
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (h)	970	983
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,869
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,159
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,854
Prince Georges County Solid Waste Mgmt. Sys. Rev. 5.25% 6/15/13 (FSA Insured)	1,500	1,531
		17,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - 7.5%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	$ 7,105	$ 7,409
Series A:
5.375% 3/1/19	15,000	16,145
5.75% 3/1/26	17,795	19,696
Series B:
5.25% 3/1/26 (FSA Insured)	14,850	15,446
6.2% 3/1/16	3,800	4,588
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2000 A, 5.5% 7/1/30	17,500	18,923
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	4,705	4,876
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (h)	1,280	1,327
5.85% 7/1/06 (AMBAC Insured) (h)	1,525	1,574
5.95% 7/1/07 (AMBAC Insured) (h)	1,650	1,702
6.05% 7/1/08 (AMBAC Insured) (h)	1,700	1,753
6.15% 7/1/10 (AMBAC Insured) (h)	680	701
6.25% 7/1/11 (AMBAC Insured) (h)	400	412
6.3% 7/1/12 (AMBAC Insured) (h)	415	428
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	11,638
5.75% 6/15/12	5,000	5,711
5.75% 6/15/13	5,000	5,829
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/10	7,500	8,529
Series 2002 A, 7.5% 6/1/04 (Escrowed to Maturity) (i)	90	92
Series D:
5.25% 10/1/20	3,000	3,241
5.25% 10/1/21	9,000	9,618
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	4,215	4,264
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,336
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,898
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,280
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,596
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	10,000	11,307
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Rental Proj.) Series A:
6.6% 7/1/14 (AMBAC Insured) (h)	$ 2,190	$ 2,256
6.65% 7/1/19 (AMBAC Insured) (h)	1,760	1,812
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,750	3,758
4.95% 12/1/06	2,000	1,988
Series A, 4.85% 12/1/05	2,200	2,197
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,057
0% 8/1/08	5,000	4,377
0% 8/1/09	21,800	18,130
0% 8/1/10	2,000	1,585
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	3,010	3,086
Massachusetts Port Auth. Rev. Series 1999 C, 5.75% 7/1/29 (FSA Insured)	15,845	17,502
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	15,020
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,217
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	18,430	18,759
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	98
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	33,000	36,803
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,580
		360,379
Michigan - 2.3%
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry 5.5% 5/1/26 (FGIC Insured)	7,000	7,536
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (c)	5,700	5,860
5% 4/1/07 (FSA Insured) (c)	14,000	14,604
5% 4/1/10 (FSA Insured) (c)	3,870	4,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	$ 4,520	$ 4,722
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	3,000	3,375
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,665
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	4,750	4,924
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,146
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,867
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	470
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,150
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.7% 4/1/12	3,750	3,838
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	19,308
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (e)(h)	5,000	5,202
Michigan Trunk Line Series A, 0% 10/1/09 (AMBAC Insured)	8,010	6,674
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,283
5.5% 1/1/14	3,695	3,857
6.25% 1/1/09	400	454
		112,041
Minnesota - 1.2%
Mankato Independent School District #77 Series A:
4.5% 2/1/08 (FSA Insured)	1,520	1,653
4.5% 2/1/09 (FSA Insured)	1,000	1,093
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,051
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,881
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,392
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	12,000	12,959
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series B, 5.8% 7/1/25 (h)	$ 4,070	$ 4,075
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,478
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,052
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,884
5.25% 12/1/19	2,850	3,116
Waconia Independent School District #110 Series A:
5% 2/1/14 (FSA Insured)	1,055	1,153
5% 2/1/15 (FSA Insured)	1,155	1,251
		56,038
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,496
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	2,012
Series 2003 A:
5.125% 1/1/19	5,000	5,419
5.25% 1/1/18	1,280	1,413
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	435	436
		9,280
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (e)	7,700	7,955
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,446
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	4,458
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,309
		16,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/07 (MBIA Insured)	$ 15,485	$ 14,446
5.25% 1/1/12 (MBIA Insured)	3,250	3,615
		18,061
Nevada - 1.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,659
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,175
5.375% 7/1/21 (AMBAC Insured) (h)	1,600	1,689
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	4,500	4,831
Clark County School District:
Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	4,115	4,685
5.75% 6/15/20 (MBIA Insured)	7,690	8,637
Series B, 0% 3/1/09 (FGIC Insured)	4,000	3,402
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	5,025	5,598
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,840	19,621
Washoe County Gen. Oblig.:
(Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,323
0% 7/1/13 (FSA Insured)	4,590	3,153
0% 7/1/14 (FSA Insured)	3,000	1,950
5% 9/1/10 (FSA Insured)	1,745	1,953
		64,676
New Hampshire - 0.1%
Manchester School Facilities Rev. 5.5% 6/1/28 (MBIA Insured)	2,495	2,685
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/09 (AMBAC Insured)	1,080	1,223
		3,908
New Jersey - 1.2%
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,707
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (AMBAC Insured)	1,635	1,841
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.625% 1/1/15 (MBIA Insured)	$ 1,475	$ 1,642
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (i)	5,425	6,284
New Jersey Trans. Trust Fund Auth. Series B, 5% 6/15/13 (AMBAC Insured)	11,055	12,052
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,541
5.25% 8/1/19 (FGIC Insured)	2,735	2,975
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,850	1,975
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	4,200	4,039
5.75% 6/1/32	9,700	8,986
6.125% 6/1/24	8,500	8,272
6.125% 6/1/42	4,500	4,054
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,031
		59,399
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (h)	1,500	1,729
6.7% 7/1/18 (AMBAC Insured) (h)	2,500	2,865
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,364
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	2,032
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,345
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	5,985
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (h)	5,000	5,334
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,405
		28,059
New York - 10.6%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/18 (FSA Insured)	3,460	3,936
5.75% 5/1/23 (FSA Insured)	1,750	1,959
Metro. Trans. Auth. Svc. Contract Rev.:
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,647
Series B, 5% 1/1/08 (FGIC Insured)	14,225	15,686
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (i)	14,250	16,629
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series R, 5.4% 7/1/10 (Escrowed to Maturity) (i)	$ 2,680	$ 3,068
Series B2, 5% 7/1/17 (Escrowed to Maturity) (i)	2,950	3,168
Series C, 5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (i)	500	569
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	2,300	2,543
5% 9/1/12 (FGIC Insured)	4,500	4,932
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,165
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	6,300	7,376
Series A:
5.25% 11/1/14 (MBIA Insured)	1,850	2,063
6% 8/1/18 (Escrowed to Maturity) (i)	4,900	4,914
Series C, 5.75% 3/15/27 (FSA Insured)	4,000	4,409
Series D:
8% 2/1/05	1,810	1,933
8% 2/1/05 (Escrowed to Maturity) (i)	740	794
Series E, 6% 8/1/11	3,500	3,864
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,765
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,575	1,651
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (h)	500	512
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	5,970	6,493
5.875% 6/15/26	1,125	1,240
Series A:
5.75% 6/15/31 (FGIC Insured)	2,725	3,021
6% 6/15/28	12,500	14,357
Series B:
5.125% 6/15/31	10,545	10,837
5.75% 6/15/26	10,000	10,931
5.75% 6/15/26 (AMBAC Insured)	10,000	10,983
5.75% 6/15/29	56,120	61,135
5.75% 6/15/29 (MBIA Insured)	15,950	17,534
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	$ 2,800	$ 3,199
New York City Trust Cultural Resources Rev. (American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	7,007
New York Local Govt. Assistance Corp.:
Series B, 0% 4/1/08	4,500	3,999
Series C, 5.5% 4/1/17	21,915	25,142
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/09	4,370	4,990
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	29,345
Series D, 7% 7/1/09 (Escrowed to Maturity) (i)	2,000	2,255
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,211
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	8,289
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	849
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,447
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,390
4.875% 6/15/18 (Escrowed to Maturity) (i)	3,075	3,228
4.875% 6/15/20	8,500	8,811
5% 6/15/15	3,015	3,257
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	12,150	14,549
Series D, 5.125% 6/15/19 (Escrowed to Maturity) (i)	4,930	5,246
New York State Med. Care Facilities Fin. Agcy. Rev. (Mtg. Prog.) Series E, 6.2% 2/15/15	1,500	1,613
New York State Thruway Auth. Gen. Rev. (Spl. Oblig. Cross Proj.) Series A, 0% 1/1/05	8,400	8,248
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,927
New York State Thruway Auth. Svc. Contract Rev.:
Series B, 5.375% 4/1/11 (MBIA Insured)	10,000	11,226
5.5% 4/1/16	2,350	2,673
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (i)	5,150	5,977
New York State Urban Dev. Corp. Rev. Series C1:
5.5% 3/15/18 (FGIC Insured)	1,045	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Rev. Series C1: - continued
5.5% 3/15/20 (FGIC Insured)	$ 2,795	$ 3,102
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,341
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	684
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,013
5.25% 6/1/22 (AMBAC Insured)	3,850	4,073
5.5% 6/1/15	33,500	36,074
Series C1, 5.5% 6/1/14	7,300	7,880
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	9,650	11,055
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (i)	13,315	14,888
Series B, 5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	2,000	2,224
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	10,185	11,526
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (i)	9,100	10,605
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (Escrowed to Maturity) (i)	3,320	3,698
		506,326
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,622
North Carolina - 4.3%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 7/1/42	21,500	22,151
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	6,900	8,108
Series A:
5.5% 1/1/11	8,675	9,573
5.75% 1/1/26	4,000	4,141
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	25,355
6% 1/1/05	17,500	17,719
7% 1/1/08	9,000	10,285
7.25% 1/1/07	8,375	9,433
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series C:
5.25% 1/1/09	$ 2,500	$ 2,719
5.5% 1/1/07	5,950	6,414
7% 1/1/07	15,715	17,588
Series D:
5.375% 1/1/10	4,500	4,919
6.7% 1/1/19	5,000	5,579
6.75% 1/1/26	7,000	7,739
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,865
Series 1999 B, 6.375% 1/1/08	7,000	7,879
Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,401
5.125% 1/1/17 (MBIA Insured)	15,350	16,346
5.125% 1/1/17 (MBIA Insured)	16,000	17,257
		206,471
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	32,630
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	3,750	3,801
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/08 (FGIC Insured)	1,675	1,873
		38,304
Ohio - 1.3%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,608
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,570
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	4,725	5,338
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,760	3,077
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,331
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	10,000	11,112
6% 12/1/26	10,000	10,789
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Bldg. Auth. Series A, 5% 4/1/11 (FGIC Insured)	$ 1,065	$ 1,201
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (e)(h)	5,000	5,259
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Buckeye Pwr., Inc. Proj.) 7.8% 11/1/14 (AMBAC Insured)	2,200	2,355
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,163
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,867
		64,670
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	16,162
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	19,750	21,396
		37,558
Oregon - 0.6%
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20	1,540	1,685
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Lewis & Clark College Proj.) Series A:
6% 10/1/13 (MBIA Insured)	1,750	1,843
6.125% 10/1/24 (MBIA Insured)	1,000	1,052
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	403
8% 7/15/07	430	449
8% 7/15/08	480	501
8% 7/15/09	540	563
8% 7/15/10	605	631
8% 7/15/11	385	402
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	3,000	3,429
5.75% 8/1/20 (FGIC Insured)	14,390	16,329
		27,287
Pennsylvania - 2.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (h)	6,500	7,055
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,354
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	$ 4,400	$ 4,638
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 6% 12/15/20	3,500	3,513
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (i)	4,240	4,472
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,395
6.1% 6/1/12 (AMBAC Insured)	3,000	3,581
6.125% 6/1/14 (AMBAC Insured)	5,230	6,305
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	7,944
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	3,000	3,161
6.7% 9/1/14 (MBIA Insured)	1,500	1,581
6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,489
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	8,725
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (h)	755	776
8.1% 7/1/13	2,000	2,012
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (h)	4,425	4,888
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,220
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,111
Philadelphia School District:
Series 2002 A, 5.5% 2/1/31 (FSA Insured)	10,700	11,509
Series C, 5.75% 3/1/29 (MBIA Insured)	6,500	7,174
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,284
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/10 (MBIA Insured)	2,270	2,556
		93,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	$ 2,300	$ 2,646
5.75% 7/1/19 (FGIC Insured)	3,240	3,780
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (i)	6,900	7,545
5.5% 10/1/40 (Escrowed to Maturity) (i)	1,000	1,090
		15,061
Rhode Island - 0.1%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	6,400	7,122
South Carolina - 0.8%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (i)	2,500	2,764
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,843
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,434
5.5% 1/1/10 (MBIA Insured)	1,455	1,659
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,500	1,901
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,335
5.375% 1/1/23 (FSA Insured)	1,025	1,104
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	5,114
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (h)	3,515	3,955
South Carolina Pub. Svc. Auth. Rev. Series A, 5.75% 1/1/10 (MBIA Insured)	4,705	5,144
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,186
		38,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.1%
Sioux Falls School District #49-5 5.5% 7/1/20	$ 2,735	$ 3,039
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,230
		4,269
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.75% 1/1/14 (MBIA Insured)	2,000	2,335
7.25% 1/1/10 (MBIA Insured)	2,660	3,274
Memphis Gen. Oblig. 5.25% 7/1/16	8,730	9,252
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6% 2/15/05 (MBIA Insured) (h)	1,000	1,049
6.25% 2/15/09 (MBIA Insured) (h)	1,500	1,730
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,158
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,643
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	500	583
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (i)	3,100	3,675
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (i)	4,400	5,246
Metro. Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	6,455	7,082
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	7,088
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	22,500	24,607
		68,722
Texas - 14.0%
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,300
Austin Cmnty. College District 5% 8/1/17 (AMBAC Insured)	1,095	1,180
Austin Util. Sys. Rev.:
Series A:
0% 11/15/08 (MBIA Insured)	3,895	3,390
0% 11/15/10 (MBIA Insured)	8,400	6,633
0% 11/15/09 (AMBAC Insured)	4,000	3,330
0% 5/15/10 (MBIA Insured)	7,970	6,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
0% 11/15/10 (AMBAC Insured)	$ 4,900	$ 3,869
Bexar Metro. Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,808
Birdville Independent School District:
0% 2/15/11	8,665	6,704
0% 2/15/13	13,690	9,527
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund:
5% 7/1/10	2,000	2,198
5.25% 7/1/11	7,080	7,864
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (e)(h)	5,000	5,238
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	2,022
Cedar Hill Independent School District 0% 8/15/09	1,575	1,299
Clint Independent School District:
5.5% 8/15/19	1,055	1,168
5.5% 8/15/20	1,110	1,221
5.5% 8/15/21	1,175	1,285
Conroe Independent School District:
Lot B:
0% 2/15/07	2,360	2,191
0% 2/15/08	3,000	2,678
0% 2/15/09	1,100	940
Series B, 0% 2/15/10	2,805	2,279
0% 2/15/11	1,500	1,160
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	15,218
0% 2/15/13	6,425	4,471
0% 2/15/14	11,465	7,488
0% 2/15/16	9,700	5,667
5% 2/15/10	3,400	3,801
5.25% 2/15/22	3,500	3,690
5.75% 2/15/19	4,400	4,959
5.75% 2/15/21	1,000	1,116
Dallas Fort Worth Reg'l. Arpt. Rev. Series A, 7.375% 11/1/12 (FGIC Insured)	1,000	1,038
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.):
7.7% 8/1/05	490	490
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.): - continued
7.85% 8/1/13	$ 1,000	$ 1,001
Duncanville Independent School District 5.65% 2/15/28	4,000	4,319
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,356
El Paso Property Fin. Auth. Single Family Mtg. Rev. Series A, 8.7% 12/1/18 (h)	270	274
Elgin Independent School District 5.25% 10/1/24	2,000	2,070
Frisco Gen. Oblig.:
5% 2/15/09 (FSA Insured)	3,655	4,077
5% 2/15/10 (FSA Insured)	3,810	4,259
Frisco Independent School District 5.375% 8/15/17	2,715	3,012
Garland Independent School District Series A:
4% 2/15/09	2,000	2,136
4% 2/15/17	5,000	4,968
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,752
5.25% 4/15/16 (MBIA Insured)	1,680	1,857
5.25% 4/15/17 (MBIA Insured)	2,295	2,518
5.25% 4/15/18 (MBIA Insured)	1,915	2,087
5.25% 4/15/19 (MBIA Insured)	1,000	1,087
5.25% 4/15/20 (MBIA Insured)	1,565	1,691
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,892
5.7% 8/15/30	8,290	9,096
6% 8/15/16	2,445	2,875
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 8/1/08	8,005	7,018
0% 10/1/13 (MBIA Insured)	5,550	3,785
0% 10/1/14 (MBIA Insured)	11,000	7,034
0% 8/15/25 (MBIA Insured)	8,000	2,568
0% 8/15/28 (MBIA Insured)	5,000	1,357
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	3,000	3,053
5.625% 2/15/13	4,625	5,092
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,740	2,011
7.4% 2/15/10 (Escrowed to Maturity) (i)	1,260	1,405
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (h)	$ 2,000	$ 2,162
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,602
6% 7/1/08 (FGIC Insured) (h)	1,000	1,126
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,286
Houston Gen. Oblig.:
Series A2, 5% 3/1/09 (MBIA Insured)	3,605	4,024
5% 3/1/09 (MBIA Insured)	4,600	5,135
Houston Independent School District:
Series A, 0% 8/15/11	6,400	4,845
0% 8/15/13	9,835	6,678
Houston Wtr. & Swr. Sys. Rev.:
Series 2000 B, 6% 12/1/20 (FGIC Insured)	2,900	3,372
Series C, 0% 12/1/09 (AMBAC Insured)	3,250	2,702
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,740
0% 8/15/12	5,105	3,645
0% 8/15/13	3,610	2,463
Katy Independent School District:
Series A:
0% 2/15/07	2,450	2,274
5% 2/15/10	2,000	2,178
5% 2/15/16	2,500	2,706
0% 8/15/11	4,170	3,157
Keller Independent School District Series A, 5.125% 8/15/25	3,000	3,054
Killeen Independent School District:
5.25% 2/15/17	2,105	2,306
5.25% 2/15/18	1,325	1,442
La Joya Independent School District 5.5% 2/15/22	8,140	8,841
Leander Independent School District 7.5% 8/15/08	300	366
Little Elm Independent School District 5.5% 8/15/21	2,540	2,774
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (i)	3,000	2,599
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,000	6,851
5.25% 5/15/18 (AMBAC Insured)	2,020	2,203
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,091
5.25% 5/15/19 (AMBAC Insured)	1,000	1,083
5.25% 5/15/20 (AMBAC Insured)	2,000	2,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Mansfield Independent School District 5.5% 2/15/18	$ 3,855	$ 4,275
Mesquite Independent School District 5.375% 8/15/11	1,385	1,540
Midlothian Independent School District:
0% 2/15/07	1,935	1,796
0% 2/15/09	1,970	1,683
0% 2/15/10	1,525	1,239
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,210
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	6,074
Northside Independent School District 5.5% 2/15/12	3,715	4,237
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,087
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,580
5.375% 2/15/20	1,230	1,332
5.375% 2/15/21	1,560	1,674
5.625% 2/15/12	4,090	4,697
5.625% 2/15/13	1,190	1,359
5.625% 2/15/14	1,160	1,318
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16	2,305	2,593
0% 2/15/08	9,800	8,748
0% 8/15/09 (MBIA Insured)	7,430	6,233
0% 8/15/10 (MBIA Insured)	10,800	8,601
0% 8/15/11 (MBIA Insured)	4,300	3,255
4.5% 8/1/17	5,575	5,683
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	16,000	16,728
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/09 (Escrowed to Maturity) (i)	7,000	6,049
0% 2/1/10 (Escrowed to Maturity) (i)	19,000	15,499
0% 2/1/12 (Escrowed to Maturity) (i)	7,000	5,207
5.25% 2/1/07	6,900	7,551
5.375% 2/1/18	5,000	5,485
5.375% 2/1/19	6,000	6,544
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,418
6.5% 5/15/10 (Escrowed to Maturity) (i)	440	536
6.5% 5/15/10 (Pre-Refunded to 5/15/04 @ 100) (i)	95	97
San Benito Consolidated Independent School District 6% 2/15/25	6,200	7,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
South San Antonio Independent School District 5% 8/15/17	$ 1,025	$ 1,102
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,608
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,293
Spring Branch Independent School District Series 2001:
5.375% 2/1/12	2,000	2,257
5.375% 2/1/13	3,130	3,524
Spring Independent School District 4.875% 8/15/10 (Pre-Refunded to 8/15/08 @ 100) (i)	3,500	3,905
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,783
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/11 (h)	7,515	8,206
5% 8/1/12 (h)	6,655	7,171
5.375% 8/1/10 (h)	6,205	6,951
5.25% 10/1/11	7,150	7,892
5.75% 8/1/26	5,000	5,502
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,209
0% 2/1/14 (MBIA Insured)	6,900	4,536
0% 2/1/09 (MBIA Insured)	2,000	1,710
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A, 0% 8/15/25 (AMBAC Insured)	16,000	5,114
5.5% 8/15/39 (AMBAC Insured)	37,550	40,518
5.75% 8/15/38 (AMBAC Insured) (d)	27,000	29,880
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (i)	3,000	2,490
5.25% 1/1/23 (FGIC Insured)	18,775	19,680
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/18 (Pre-Refunded to 11/15/09 @ 101) (i)	15,550	18,749
Trinity River Auth. Rev. (Tarrant Cnty. Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	1,665	1,838
5.5% 2/1/22 (MBIA Insured)	2,000	2,167
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/31	6,225	6,388
United Independent School District 5.25% 8/15/22	4,340	4,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	$ 6,155	$ 1,872
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,111
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	849
0% 2/15/33	6,985	1,464
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,187
		670,117
Utah - 2.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,413
6% 7/1/16 (Escrowed to Maturity) (i)	9,705	10,923
6.5% 7/1/10 (AMBAC Insured)	300	363
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	34,111
6% 7/1/16 (MBIA Insured)	29,500	32,886
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,567
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	2,975	3,968
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
5.5% 5/15/10 (AMBAC Insured)	5,400	6,173
5.5% 5/15/11 (AMBAC Insured)	9,100	10,444
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	2,590	2,860
5.25% 4/1/17 (FSA Insured)	2,335	2,565
Utah Board of Regents Student Ln. Rev. Series H, 4.65% 5/1/06 (h)	5,000	5,235
		128,508
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,961
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,537
		13,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 0.7%
Hampton Museum Rev.:
5.25% 1/1/09	$ 3,360	$ 3,439
5.25% 1/1/14	4,500	4,606
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (i)	300	320
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,490	1,833
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,547
6% 2/15/13 (AMBAC Insured)	1,460	1,737
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B:
5.375% 5/15/12	4,700	5,315
5.75% 5/15/21	10,000	11,255
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	2,001
		33,053
Washington - 4.7%
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	2,790	3,393
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,718
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	32,420
King County School District #411 Issaquah 6.25% 12/1/16 (FSA Insured)	2,000	2,371
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	22,959
Port of Seattle Gen. Oblig. 5.8% 5/1/09 (h)	4,000	4,129
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (h)	4,010	4,374
5.6% 9/1/10 (FGIC Insured) (h)	4,230	4,619
Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,694
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,416
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,504
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/08 (FGIC Insured)	$ 1,775	$ 1,930
4.5% 12/1/11 (FGIC Insured)	1,155	1,248
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,290
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,197
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,622
Series R 97A, 0% 7/1/17	7,015	3,731
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	6,174
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,183
Series A, 7% 7/1/08	310	367
Series B, 5.125% 7/1/13	14,600	15,721
5.75% 7/1/10 (MBIA Insured)	5,000	5,544
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,018
5.125% 7/1/11 (FSA Insured)	10,420	11,511
5.9% 7/1/04	195	200
6% 7/1/07	2,500	2,799
5.4% 7/1/12	56,550	63,662
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	2,841
0% 7/1/08 (MBIA Insured)	3,000	2,619
0% 7/1/10 (MBIA Insured)	2,800	2,224
		224,019
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	23,197
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,451
		28,648
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 6,650	$ 6,532
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	3,155	3,475
Fond Du Lac School District 5.75% 4/1/16 (FGIC Insured)	3,100	3,543
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	3,375	3,739
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,589
5.5% 8/15/16	1,545	1,641
5.75% 8/15/30	15,000	15,665
6.25% 8/15/22	4,300	4,673
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (h)	420	421
		41,278
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (MBIA Insured) (Escrowed to Maturity) (i)	5,190	6,524
TOTAL MUNICIPAL BONDS (Cost $4,432,125)		4,771,735
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 1.3% (f)(g) (Cost $12,600)	12,600,000	12,600
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,444,725)		4,784,335
NET OTHER ASSETS - 0.0%		8
NET ASSETS - 100%		$ 4,784,343
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
278 US Treasury Bond Contracts	March 2004	$ 30,389	$ 107

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,217,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.5%
Electric Utilities	16.4
Health Care	11.3
Transportation	10.5
Water & Sewer	9.4
Escrowed/Pre-Refunded	7.0
Others* (individually less than 5%)	11.9
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $1,087,248,000 and $1,237,566,000, respectively.
Income Tax Information
The fund hereby designates approximately $70,199,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2003

Assets
Investment in securities, at value (cost $4,444,725) - See accompanying schedule		$ 4,784,335
Cash		88
Receivable for fund shares sold		2,135
Interest receivable		68,890
Receivable for daily variation on futures contracts		35
Prepaid expenses		29
Other receivables		300
Total assets		4,855,812

Liabilities
Payable for investments purchased Regular delivery	$ 6,625
Delayed delivery	51,607
Payable for fund shares redeemed	5,595
Distributions payable	5,706
Accrued management fee	1,499
Other affiliated payables	355
Other payables and accrued expenses	82
Total liabilities		71,469

Net Assets		$ 4,784,343
Net Assets consist of:
Paid in capital		$ 4,437,569
Undistributed net investment income		2,625
Accumulated undistributed net realized gain (loss) on investments		4,432
Net unrealized appreciation (depreciation) on investments		339,717
Net Assets, for 363,004 shares outstanding		$ 4,784,343
Net Asset Value, offering price and redemption price per share ($4,784,343 ÷ 363,004 shares)		$ 13.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Interest		$ 234,195

Expenses
Management fee	$ 18,168
Transfer agent fees	3,603
Accounting fees and expenses	706
Non-interested trustees' compensation	28
Custodian fees and expenses	75
Registration fees	49
Audit	84
Legal	30
Miscellaneous	12
Total expenses before reductions	22,755
Expense reductions	(127)	22,628
Net investment income (loss)		211,567
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	80,430
Futures contracts	1,048
Swap agreements	(1,802)
Total net realized gain (loss)		79,676
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,849)
Futures contracts	107
Total change in net unrealized appreciation (depreciation)		(23,742)
Net gain (loss)		55,934
Net increase (decrease) in net assets resulting from operations		$ 267,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,567	$ 218,785
Net realized gain (loss)	79,676	69,756
Change in net unrealized appreciation (depreciation)	(23,742)	180,155
Net increase (decrease) in net assets resulting from operations	267,501	468,696
Distributions to shareholders from net investment income	(211,728)	(217,713)
Distributions to shareholders from net realized gain	(72,466)	(57,604)
Total distributions	(284,194)	(275,317)
Share transactions Net proceeds from sales of shares	715,293	790,439
Reinvestment of distributions	196,844	192,721
Cost of shares redeemed	(911,880)	(902,963)
Net increase (decrease) in net assets resulting from share transactions	257	80,197
Redemption fees	76	89
Total increase (decrease) in net assets	(16,360)	273,665

Net Assets
Beginning of period	4,800,703	4,527,038
End of period (including undistributed net investment income of $2,625 and undistributed net investment income of $3,105, respectively)	$ 4,784,343	$ 4,800,703
Other Information Shares
Sold	54,068	60,633
Issued in reinvestment of distributions	14,891	14,740
Redeemed	(69,173)	(69,130)
Net increase (decrease)	(214)	6,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000H	2000G	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07	$ 12.85
Income from Investment Operations
Net investment income (loss)	.585D	.603D	.617D,F	.053D	.626D	.595
Net realized and unrealized gain (loss)	.162	.697	.011F	.303	.337	(.773)
Total from investment operations	.747	1.300	.628	.356	.963	(.178)
Distributions from net investment income	(.585)	(.600)	(.613)	(.053)	(.627)	(.595)
Distributions from net realized gain	(.202)	(.160)	(.035)	(.003)	(.006)	(.007)
Total distributions	(.787)	(.760)	(.648)	(.056)	(.633)	(.602)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-	-	-
Net asset value, end of period	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07
Total ReturnB,C	5.80%	10.48%	5.00%	2.87%	8.24%	(1.44)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.48%	.48%	.47%	.47%A	.48%	.49%
Expenses net of voluntary waivers, if any	.48%	.48%	.47%	.47%A	.48%	.49%
Expenses net of all reductions	.47%	.46%	.43%	.42%A	.48%	.49%
Net investment income (loss)	4.42%	4.62%	4.80%F	4.98%A	5.17%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4,784	$ 4,801	$ 4,527	$ 4,464	$ 4,313	$ 4,225
Portfolio turnover rate	23%	23%	27%	4%A	26%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G For the year ended November 30.

H For the one month ended December 31, 2000.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 343,545	|
Unrealized depreciation	(8,677)
Net unrealized appreciation (depreciation)	334,868
Undistributed long-term capital gain	4,569

Cost for federal income tax purposes	$ 4,449,467

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Tax-exempt Income	$ 211,728	$ 217,713
Ordinary Income	3,582	-
Long-term Capital Gains	68,884	57,604
Total	$ 284,194	$ 275,317

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Annual Report

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $109 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $52 and $75, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2004

Annual Report

Trustees and Officers

The Trustees , Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Intermediate Municipal Income and Spartan Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Christine J. Thompson (45)

Year of Election or Appointment: 2002

Vice President of Spartan Municipal Income. Ms. Thompson also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Thompson managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Municipal Income Fund voted to pay on February 9, 2004, to shareholders of record at the opening of business on February 6, 2004, a distribution of $.015 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2003, 100% of the fund's income dividends was free from federal income tax, and 8.29% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank N.A.

New York NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIY-UANN-0204
1.787741.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Spartan Michigan Municipal Income Fund, Spartan Minnesota Municipal Income Fund, Spartan Municipal Income Fund, Spartan Ohio Municipal Income Fund, Spartan Pennsylvania Municipal Income Fund, and Spartan Short-Intermediate Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Spartan Michigan Municipal Income Fund	$47,000	$28,000
Spartan Minnesota Municipal Income Fund	$46,000	$28,000
Spartan Municipal Income Fund	$58,000	$47,000
Spartan Ohio Municipal Income Fund	$46,000	$28,000
Spartan Pennsylvania Municipal Income Fund	$46,000	$28,000
Spartan Short-Intermediate Municipal Income Fund	$50,000	$30,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$7,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Spartan Michigan Municipal Income Fund	$0	$0
Spartan Minnesota Municipal Income Fund	$0	$0
Spartan Municipal Income Fund	$0	$0
Spartan Ohio Municipal Income Fund	$0	$0
Spartan Pennsylvania Municipal Income Fund	$0	$0
Spartan Short-Intermediate Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003 A, B	2002A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2003A, B	2002A, B
Spartan Michigan Municipal Income Fund	$2,200	$2,000
Spartan Minnesota Municipal Income Fund	$2,200	$2,000
Spartan Municipal Income Fund	$2,200	$2,000
Spartan Ohio Municipal Income Fund	$2,200	$2,000
Spartan Pennsylvania Municipal Income Fund	$2,200	$2,000
Spartan Short-Intermediate Municipal Income Fund	$2,200	$2,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2003A, B	2002A, B
Spartan Michigan Municipal Income Fund	$1,700	$1,400
Spartan Minnesota Municipal Income Fund	$1,500	$1,300
Spartan Municipal Income Fund	$5,500	$4,300
Spartan Ohio Municipal Income Fund	$1,500	$1,300
Spartan Pennsylvania Municipal Income Fund	$1,400	$1,200
Spartan Short-Intermediate Municipal Income Fund	$2,700	$1,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$190,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2003
Spartan Michigan Municipal Income Fund	0%
Spartan Minnesota Municipal Income Fund	0%
Spartan Municipal Income Fund	0%
Spartan Ohio Municipal Income Fund	0%
Spartan Pennsylvania Municipal Income Fund	0%
Spartan Short-Intermediate Municipal Income Fund	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by PwC of $1,900,000A and $1,600,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$250,000	$200,000
Non-Covered Services	$1,650,000	$1,400,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004